AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON FEBRUARY 29, 1996.

                                                   1933 ACT FILE NO.  2-81915
                                                   1940 ACT FILE NO. 811-3668

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                   FORM N--1A

                             REGISTRATION STATEMENT
                                    UNDER
                             SECURITIES ACT OF 1933                |X|
                       POST-EFFECTIVE AMENDMENT NO. 20             |X|
                             REGISTRATION STATEMENT
                                    UNDER
                      THE INVESTMENT COMPANY ACT OF 1940           |X|
                              AMENDMENT NO. 22                     |X|

                        THE WRIGHT MANAGED INCOME TRUST
              -----------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

                 24 FEDERAL STREET, BOSTON, MASSACHUSETTS 02110
              -----------------------------------------------------
                    (Address of Principal Executive Offices)

                                 617-482-8260
                       --------------------------------
                        (Registrant's Telephone Number)

                              H. DAY BRIGHAM, JR.
                 24 FEDERAL STREET, BOSTON, MASSACHUSETTS 02110
              ------------------------------------------------------
                    (Name and Address of Agent for Service)

     It is proposed that this filing will become effective on May 1, 1996 pursuant to paragraph (a)(1) of Rule 485. The exhibit index required by Rule 483(a) under the Securities Act of 1933 is located on page _____ in the sequential numbering system of the manually signed copy of this Registration Statement.

                        CALCULATION OF REGISTRATION FEE
============================================================================================================================
                                        Amount of         Proposed Maximum          Proposed Aggregate         Amount of
     Title of Securities              Shares Being         Offering Price                 Maximum            Registration
      Being Registered                 Registered             Per Share               Offering Price              Fee
----------------------------------------------------------------------------------------------------------------------------
Shares of beneficial interest          35,605,059             $4.82(1)                $171,616,385(2)            $100
============================================================================================================================

(1) Computed under Rule 457(d) on the basis of the maximum aggregate offering price per share at the close of business on February 15, 1996.
(2) Registrant elects to calculate the maximum aggregate offering price pursuant to Rule 24e-2. $468,263,960 of shares were redeemed during the fiscal year ended December 31, 1995. $296,937,575 of shares were used for reductions
    pursuant  to   Paragraph  (c)  of  Rule  24f-2  during  such  fiscal  year.
    $171,326,385 of shares redeemed are being used for the reduction of the registration fee in this Amendment. While no fee is required for the $171,326,385 of shares, the Registrant has elected to register, for $100, an additional $290,000 of shares.

     Pursuant to Rule 24f-2 under the Investment Company Act of 1940, Registrant has registered an indefinite number of securities under the Securities Act of 1933. Registrant filed a Rule 24f-2 Notice for the fiscal year ended December 31, 1995 on February 16, 1996. Registrant continues its election to register an indefinite number of shares of beneficial interest pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended.

This Amendment to the registration statement on Form N-1A consists of the following documents and papers:


     CROSS REFERENCE SHEET REQUIRED BY RULE 481(A) UNDER SECURITIES ACT OF 1933.

     Part A --     The Prospectus of Wright U.S. Treasury Money Market Fund

                   The Prospectus of:
                           Wright U.S. Treasury Fund
                           Wright U.S. Treasury Near Term Fund
                           Wright Total Return Bond Fund
                           Wright Insured Tax Free Bond Fund
                           Wright Current Income Fund

     Part B --    Statement of Additional Information of Wright U.S. Treasury
                   Money Market Fund

                  Statement of Additional Information of:
                           Wright U.S. Treasury Fund
                           Wright U.S. Treasury Near Term Fund
                           Wright Total Return Bond Fund
                           Wright Insured Tax Free Bond Fund
                           Wright Current Income Fund


     Part C --     Other Information


     Signatures


     Exhibit Index Required by Rule 483(a) under the Securities Act of 1933


     Exhibits

                        THE WRIGHT MANAGED INCOME TRUST
                     Wright U.S. Treasury Money Market Fund

                             CROSS REFERENCE SHEET

Item No.                                                                                       Statement of
    FORM N-1A - PART A         Prospectus Caption                                     Additional Information Caption
----------------------------------------------------------------------------------------------------------------------
1........................      Front Cover Page
2........................      Shareholder and Fund Expenses
3(a).....................      Financial Highlights
3(b).....................      Not Applicable
3(c).....................      Performance Information
4........................      An Introduction to the Fund, The Fund's Investment
                               Objectives and Policies, Other Investment Policies,
                               Special Investment Considerations, Other Information
5........................      The Investment Adviser, The Administrator, Back Cover
5(a).....................      Not Applicable
6........................      Other Information, Distributions by the Fund, Taxes
7........................      How to Buy Shares, How the Fund Values its Shares, How
                               Shareholder Accounts Are Maintained, How to Exchange
                               Shares, Tax-Sheltered Retirement Plans
8........................      How to Redeem or Sell Shares
9........................      Not Applicable


FORM N-1A - PART B
-------------------------------------------------------------------------------------------------------------------------------
10.......................                                                       Front Cover Page and Back Cover
11.......................                                                       Table of Contents
12.......................                                                       General Information and History
13.......................                                                       Investment Objectives and Policies,
                                                                                  Investment Restrictions, Appendix
14.......................                                                       Officers and Trustees
15.......................                                                       Control Persons and Principal Holders of Shares
16.......................                                                       Investment Advisory and Administrative Services,
                                                                                Custodian, Independent Certified Public Accountants,
                                                                                  Back Cover
17.......................                                                       Brokerage Allocation
18.......................                                                       Fund Shares and Other Securities
19.......................      How to Buy Shares, How to Redeem or              Purchase, Exchange, Redemption,
                               Sell Shares, How the Funds Value Their             and Pricing of Shares
                               Shares
20.......................      Taxes
21.......................                                                       Principal Underwriter
22.......................                                                       Calculation of Yield Quotations
23.......................                                                       Financial Statements

                    THE WRIGHT MANAGED INCOME TRUST
        Wright U.S. Treasury Fund, Wright U.S. Treasury Near Term Fund, Wright Total Return Bond Fund, Wright Insured Tax Free Bond Fund,
Wright Current Income Fund


                             CROSS REFERENCE SHEET

Item No.                                                                                       Statement of
FORM N-1A - PART A             Prospectus Caption                                     Additional Information Caption
-----------------------------------------------------------------------------------------------------------------------
 1.......................      Front Cover Page
 2.......................      Shareholder and Fund Expenses
 3(a)....................      Financial Highlights
 3(b)....................      Not Applicable
 3(c)....................      Performance Information
 4.......................      An Introduction to the Funds, The Funds and their
                               Investment Objectives and Policies-- Other Investment
                               Policies, Special Investment Considerations, Other
                               Information
 5.......................      The Investment Adviser, The Administrator,
                               Distribution Expenses, Back Cover
 5(a)....................      Not Applicable
 6.......................      Other Information, Distributions by the Funds, Taxes
 7.......................      How to Purchase Fund Shares, How to Buy Shares, How
                               the Funds Value their Shares, How Shareholder Accounts
                               are Maintained, How to Exchange Shares, Tax-Sheltered
                               Retirement Plans
 8.......................      How to Redeem or Sell Shares
 9.......................      Not Applicable


FORM N-1A -- PART B
-----------------------------------------------------------------------------------------------------------------------------
10.......................                                                       Front Cover Page and Back Cover
11.......................                                                       Table of Contents
12.......................                                                       General Information and History
13.......................                                                       Investment Objectives and Policies,
                                                                                   Investment Restrictions, Appendix
14.......................                                                       Officers and Trustees
15.......................                                                       Control Persons and Principal Holders of Shares
16.......................                                                       Investment Advisory and Administrative
                                                                                  Services, Custodian, Independent
                                                                                  Certified Public Accountants,
                                                                                  Back Cover
17.......................                                                       Brokerage Allocation
18.......................                                                       Fund Shares and Other Securities
19.......................      How to Buy Shares, How to Redeem or Sell         Purchase, Exchange, Redemption,
                               Shares, How the Funds Value Their Shares           and Pricing of Shares
20.......................      Taxes
21.......................                                                       Principal Underwriter
22.......................                                                       Calculation of Performance and Yield
                                                                                  Quotations
23.......................                                                       Financial Statements

                                     PART A
                     --------------------------------------
                      INFORMATION REQUIRED IN A PROSPECTUS



P R O S P E C T U S                                            MAY 1, 1996

-------------------------------------------------------------------------------
                     WRIGHT U.S. TREASURY MONEY MARKET FUND
                                  A SERIES OF
                        The Wright Managed Income Trust
                   A MUTUAL FUND SEEKING HIGH CURRENT INCOME
-------------------------------------------------------------------------------

AN INVESTMENT IN THE FUND IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT, AND THERE IS NO ASSURANCE THAT THE FUND WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE.

        Write To:     THE WRIGHT MANAGED INVESTMENT FUNDS, BOS 725, BOX 1559,
                        BOSTON, MA 02104

          Or Call:    THE FUND ORDER ROOM - (800) 225-6265
-------------------------------------------------------------------------------

This Prospectus is designed to provide you with information you should know before investing. Please retain this document for future reference.


A Statement of Additional Information dated May 1, 1996 has been filed with the Securities and Exchange Commission and is incorporated herein by reference. This
Statement  is  available   without   charge  from  Wright   Investors'  Service
Distributors, Inc., 1000 Lafayette Boulevard, Bridgeport, Connecticut 06604 (800-888-9471).


SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR ENDORSED OR GUARANTEED BY ANY BANK OR OTHER INSURED DEPOSITORY INSTITUTION, AND ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. SHARES OF THE FUND INVOLVE INVESTMENT RISKS, INCLUDING FLUCTUATIONS IN VALUE AND THE POSSIBLE LOSS OF SOME OR ALL OF THE PRINCIPAL INVESTMENT.

                               TABLE OF CONTENTS

                                                      PAGE


   An Introduction to the Fund.......................     2
   Shareholder and Fund Expenses.....................     4
   Financial Highlights..............................     5
   The Fund's Investment Objectives and Policies.....     6
   Other Investment Policies.........................     6
   Special Investment Considerations.................     7
   The Investment Adviser............................     7
   The Administrator.................................     8
   How the Fund Values its Shares....................     9
   How to Buy Shares.................................     9
   How Shareholder Accounts are Maintained...........    10
   Distributions by the Fund.........................    10
   Taxes.............................................    11
   How to Exchange Shares............................    12
   How to Redeem or Sell Shares......................    13
   Performance Information...........................    14
   Other Information.................................    15
   Tax-Sheltered Retirement Plans....................    16



   THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

AN INTRODUCTION TO THE FUND


THE INFORMATION SUMMARIZED BELOW IS QUALIFIED IN ITS ENTIRETY BY THE MORE DETAILED INFORMATION SET FORTH IN THIS PROSPECTUS.

The Trust................The  Wright  Managed Income Trust
                         (the "Trust") is an open-end management investment company known as a mutual fund, is registered under the
                         Investment Company  Act of  1940,  as  amended,   and
                         consists of six series (the  "Funds") (including  five
                         series  that  are  being   offered  under  a  separate
                         prospectus). Each Fund is a diversified fund and represents a separate and distinct series of the Trust's shares of beneficial interest.

The Fund.................WRIGHT U.S. TREASURY MONEY MARKET FUND

Investment...............The Fund seeks to provide as high a rate of current
Objective                income as possible consistent with the  preservation
                         of capital and maintenance of liquidity. The Fund intends to invest exclusively in securities of the U.S.
                         Government (as defined on page 6).


Net Asset  Value.........The  Fund  seeks  to  maintain  a
                         stable  net asset value of $1.00 per share by  valuing
                         its   securities  by  the   amortized   cost   method.
                         Accordingly, the Fund will limit its investments to securities with a remaining maturity of 13 months or less and will maintain a weighted average portfolio maturity of not more than 90 days. There can be no assurance that the Fund will be able to maintain a stable net asset value or that the Fund will achieve its investment objective. Net asset value is calculated three times per day.

The Investment...........The Fund has engaged Wright Investors' Service, Inc.,
Adviser 1000 Lafayette Boulevard, Bridgeport,CT 06604 ("Wright" or the "Investment Adviser") as investment adviser to carry out the investment and reinvestment of the Fund's assets.


The Administrator........The Fund also has retained Eaton Vance Management
                         ("Eaton Vance" or the "Administrator"), 24 Federal Street, Boston, MA 02110 as administrator to manage the Fund's legal and business affairs.


The Distributor..........Wright Investors' Service  Distributors,  Inc.
                        ("WISDI" or the "Principal  Underwriter") is the
                         Distributor of the Fund's shares. The Fund does not make payments of distribution fees.

How to Purchase..........Shares of the Fund are sold without a sales charge at
Fund Shares              the net asset value next determined after  receipt of
                         a purchase order. The minimum initial investment is $1,000. There is no minimum for subsequent purchases.
                         The $1,000 minimum initial investment is waived for Bank Draft Investing accounts.See "How to Buy Shares."

Distribution ............Distributions are paid in additional shares at net
Options                  asset value or cash as the shareholder
                         elects. Unless the shareholder has elected to receive dividends and distributions in cash, dividends and distributions will be reinvested in additional shares of the Fund at net asset value per share as of the investment date.

Redemptions..............Shares may be redeemed at the net asset  value next determined after receipt of the redemption request by telephone or by mail in good order.

                         Also, shareholders may request that they be provided with special forms of checks. These checks may be made payable by the shareholder to the order of any person in any amount of $500 or more. See "How to Redeem or Sell Shares."

Exchange ................Shares of the Fund may be exchanged for shares of
Privilege                certain other Funds managed by the Investment  Adviser
                         at the net asset value next determined after receipt of the exchange request. See "How to Exchange Shares."

Taxation.................The Fund has elected to be treated,  has  qualified and intends to continue to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code.


Shareholder..............Each shareholder will receive annual and semi-annual
Communications           reports containing financial statements, and a
                         statement   confirming   each   share
                         transaction.  Financial  statements  included in annual
                         reports  are   audited  by  the   Trust's   independent
                         certified   public    accountants.    Where   possible,
                         shareholder confirmations and account statements will consolidate all Wright investment fund holdings of the shareholder.

SHAREHOLDER AND FUND EXPENSES


     The following table of fees and expenses is provided to assist investors in understanding the various costs and expenses which may be borne directly or
indirectly  by  an investment  in  the  Fund.  The   percentages   shown  below
representing total operating expenses are based on actual expenses for the fiscal year ended December 31, 1995, adjusted to reflect a voluntary annual expense limitation of 0.45% of average net assets for fiscal year 1996.

-------------------------------------------------------------------------------


SHAREHOLDER TRANSACTION EXPENSES                     none


ANNUALIZED FUND OPERATING EXPENSES
after expense allocations and fee reductions
(as a percentage of average net assets)

INVESTMENT ADVISER FEE
  (after voluntary fee reduction)                    0.16%

OTHER EXPENSES
  (including administration fee of 0.07%)            0.30%
                                                     -----

    TOTAL OPERATING EXPENSES (after reductions) (1)  0.46%
                                                     =====
-------------------------------------------------------------------------------

(1) If no fee reduction were made, the annual Fund operating expenses as a percentage of average net assets would be: Investment Adviser Fee -- 0.35%, Other Expenses -- 0.30%, and Total Operating Expenses --0.65%. During the year ended December 31, 1995, custodian fees were reduced by credits resulting from cash balances that the Trust maintained with Investors Bank & Trust Company. If these credits were included, the Total Operating Expenses shown above would have been 0.45%.



EXAMPLE OF FUND EXPENSES

     The following is an illustration of the total transaction and operating expenses that an investor in the Fund would bear over different periods of time, assuming a investment of $1,000, a 5% annual return on the investment and redemption at the end of each period:


------------------------------------------------------------------------------


            1 Year                       $ 5
            3 Years                      $15
            5 Years                      $26
           10 Years                      $58
------------------------------------------------------------------------------

     THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. Federal regulations require the Example to assume a 5% annual return, but actual return will vary.

FINANCIAL HIGHLIGHTS


     The following information should be read in conjunction with the audited financial statements included in the Statement of Additional Information, all of which have been included in reliance upon the report of Deloitte & Touche LLP, independent certified public accountants, as experts in accounting and auditing, which report is contained in the Fund's Statement of Additional Information. Further information regarding the performance of the Fund is contained in the Fund's annual report to shareholders which may be obtained without charge by
contacting  the  Fund's  Principal  Underwriter,   Wright  Investors'   Service
Distributors, Inc. at (800) 888-9471.


                                                                                 Year Ended December 31,
                                                             ---------------------------------------------------------------
                                                               1995         1994          1993         1992        1991(2)
-----------------------------------------------------------------------------------------------------------------------------

Net asset value-- beginning of year........                   $1.00        $1.00        $1.00         $1.00        $1.00

Income from Investment Operations:
   Net investment income(1)................                    0.05212      0.03494      0.02503       0.03221      0.02526

Less Distributions:
   From net investment income..............                   (0.05212)    (0.03494)    (0.02503)     (0.03221)      (0.02526)
                                                              ---------    ---------    ---------    ---------    ---------

Net asset value, end of year...............                   $1.00        $1.00        $1.00         $1.00        $1.00
                                                              =========    =========    =========    =========    =========

Total Return(4)............................                    5.34%        3.55%        2.53%         3.27%        5.06%(3)
Ratios/Supplemental Data:
   Net assets, end of year (000 omitted)...                   $45,889      $68,877      $11,011      $13,856      $15,233
   Ratio of net expenses to average net assets                              0.46%        0.45%         0.45%        0.46%  0.25%(3)
   Net investment income to average net assets                              5.22%        3.77%         2.52%        3.19%  4.95%(3)

(1)During each of the years in the five-year period ended December 31, 1995, the Investment Adviser reduced its fee and in certain years was allocated a portion of the operating expenses. In addition, custodian fees were reduced by credits resulting from cash balances the Trust maintained with Investors Bank & Trust Company. Had such actions not been undertaken, net investment income per share and the ratios would have been as follows:

                                                                                 Year Ended December 31,
                                                                  ----------------------------------------------------
                                                               1995         1994          1993         1992         19912

Net investment income per share............                   $0.05120     $0.03253     $0.01977      $0.02958     $0.02159
                                                              =========    =========    =========    =========    =========
Ratios (As a percentage of average net assets):
   Expenses................................                      0.65%        0.71%        0.97%        0.72%      0.97%(3)
                                                              =========    =========    =========    =========    =========
   Net investment income ..................                      5.03%        3.51%        1.99%        2.93%      4.23%(3)
                                                              =========    =========    =========    =========    =========


(2)  For the period from the start of business, June 28, 1991, to December 31, 1991.
(3)  Annualized.
(4)Total  investment  return is calculated  assuming a purchase at the net asset value on the first  day and a sale at the net asset  value on the last day of each period reported. Dividends and distributions,  if any, are assumed to be invested at the net asset value on the payable date.

THE FUND'S
INVESTMENT OBJECTIVES AND POLICIES

     The Fund's objective is to provide as high a rate of current income as possible consistent with the preservation of capital and maintenance of liquidity. The Fund will pursue its objective by investing exclusively in securities of the U.S. Government and its agencies that are backed by the full faith and credit of the U.S. Government ("U.S. Government securities") and in repurchase agreements relating to such securities. At least 80% of the Fund's assets will be invested in direct obligations of the U.S. Treasury, including Treasury bills, notes and bonds, which differ only in their interest rates, maturities and times of issuance. Up to 20% of the Fund's net assets may be held in cash or invested in repurchase agreements. However, at the present time, the Fund intends to invest only in U.S. Treasury bills, notes and bonds and does not intend to invest in repurchase agreements.

     The investment objective of the Fund is not fundamental and may be changed by the Trustees of the Trust without a vote of the Fund's shareholders. Any such change of the investment objective of the Fund will be preceded by thirty days advance notice to each shareholder of the Fund. If any changes were made, the Fund might have investment objectives different from the objectives which an investor considered appropriate at the time the investor became a shareholder in the Fund.

     The Fund will limit its portfolio to investments maturing in 13 months or less and maintain a weighted average maturity of not more than 90 days. The Fund will seek to maintain a net asset value of $1.00 per share, but there is no assurance that the Fund will be able to do so. The yield of the Fund will fluctuate in response to changes in market conditions and interest rates.

     The Fund will limit its investments to legal investments and investment practices for Federal credit unions as set forth in the Federal Credit Union Act and the National Credit Union Administration Regulations. The Fund will provide all Federal credit union shareholders of record with sixty (60) days' written notice prior to changing such investment policy.


OTHER INVESTMENT POLICIES


     The Trust has adopted certain fundamental investment restrictions on behalf of the Fund which are enumerated in detail in the Statement of Additional Information and which may be changed only by the vote of a majority of the Fund's outstanding voting securities. Among these restrictions, the Fund may not borrow money in excess of 1/3 of the current market value of its net assets (excluding the amount borrowed), invest more than 5% of the Fund's total assets taken at current market value in the securities of any one issuer, purchase more than 10% of the voting securities of any one issuer or invest 25% or more of the Fund's total assets in the securities of issuers in the same industry. There is, however, no limitation on investments in U.S. Government securities. The Fund has no current intention of borrowing for leverage or speculative purposes during the current fiscal year ending December 31, 1996.


     The Fund may not invest more than 5% of its total assets (taken at amortized cost) in securities issued by or subject to puts from any one issuer (except U.S. Government securities and repurchase agreements collateralized by such securities), except that a single investment may exceed such limit if such security (i) is rated in the highest rating category of the requisite number of nationally recognized statistical rating organizations or, if unrated, is determined to be of comparable quality and (ii) is held for not more than three business days. In addition, the Fund may not invest more than 5% of its total assets (taken at amortized cost) in securities of issuers not in such highest rating category or, if unrated, of comparable quality. An investment in any one such issuer is limited to no more than 1% of such total assets or $1 million, whichever is greater.

     The Fund is not intended to be a complete investment program, and the prospective investor should take into account his objectives and other investments when considering the purchase of Fund shares. The Fund cannot eliminate risk or assure achievement of its objective.


SPECIAL INVESTMENT CONSIDERATIONS

     REPURCHASE AGREEMENTS. The Fund may enter into repurchase agreements to the extent permitted by its investment policies. A repurchase agreement is an agreement under which the seller of securities agrees to repurchase and the Fund agrees to resell the securities at a specified time and price. A Fund may enter into repurchase agreements only with large, well-capitalized banks or government securities dealers that meet Wright credit standards. In addition, such repurchase agreements will provide that the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest earned under the repurchase agreement. In the event of a default or bankruptcy by a seller under a repurchase agreement, the Fund will seek to liquidate such collateral. However, the exercise of the right to liquidate such collateral could involve certain costs, delays and restrictions and is not ultimately assured. To the extent that proceeds from any sale upon a default of the obligation to repurchase are less than the repurchase price, the Fund could suffer a loss.

     FORWARD COMMITMENTS AND WHEN-ISSUED SECURITIES. The Fund may purchase when-issued securities and make contracts to purchase or sell securities for a fixed price at a future date beyond customary settlement time. The Fund is required to hold and maintain in a segregated account with the Fund's custodian or subcustodian until the settlement date, cash, or other high-quality liquid debt obligations in an amount sufficient to meet the purchase price. Alternatively, the Fund may enter into offsetting contracts for the forward sale of other securities that it owns. Securities purchased or sold on a when-issued or forward commitment basis involve a risk of loss if the value of the security to be purchased declines prior to the settlement date or if the value of the security to be sold increases prior to the settlement date. Although the Fund would generally purchase securities on a when-issued or forward commitment basis with the intention of acquiring securities for its portfolio, the Fund may dispose of a when-issued security or forward commitment prior to settlement if the Investment Adviser deems it appropriate to do so.

     LENDING OF PORTFOLIO SECURITIES. The Fund may also seek to increase its income by lending portfolio securities. Under present regulatory policies, such loans may be made to institutions, such as broker-dealers, and are required to be secured continuously by collateral in cash, cash equivalents, or U.S. Government securities maintained on a current basis at an amount at least equal to the market value of the securities loaned. As with other extensions of credit, there are risks of delay in recovering, or even loss of rights in, the collateral should the borrower of the securities fail financially. However, the loans would be made only to firms deemed by the Investment Adviser to be of good standing, and when, in the judgment of the Investment Adviser, the consideration which can be earned currently from securities loans of this type justifies the attendant risk. If the Investment Adviser determines to make securities loans, it is intended that the value of the securities loaned would not exceed 30% of the value of the total assets of the Fund.


THE INVESTMENT ADVISER


     The Fund has engaged The Winthrop Corporation ("Winthrop"), to act as its investment adviser pursuant to its Investment Advisory Contract. Pursuant to a
service  agreement  effective   February  1, 1996  between  Winthrop  and its
wholly-owned subsidiary, Wright Investors' Service, Inc. ("Wright), Wright, acting under the general supervision of the Trust's Trustees, furnishes the Fund with investment advice and management services. Winthrop supervises Wright's performance of this function and retains its contractual obligations under its Investment Advisory Contract with the Fund. The address of both Winthrop and Wright is 1000 Lafayette Boulevard, Bridgeport, Connecticut. The Trustees of the Trust are responsible for the general oversight of the conduct of the Fund's business.

     Wright is a leading independent international investment management and advisory firm which, together with its parent, Winthrop, has more than 30 years' experience. Its staff of over 150 people includes a highly respected team of 65 economists, investment experts and research analysts. Wright manages assets for bank trust departments, corporations, unions, municipalities, eleemosynary institutions, professional associations, in- stitutional investors, fiduciary organizations, family trusts and individuals as well as mutual funds. Wright operates one of the world's largest and most complete databases of financial information on 13,000 domestic and international corporations. At the end of 1995, Wright managed approximately $4 billion of assets.



     Under the Fund's Investment Advisory Contract, the Fund is required to pay Winthrop monthly advisory fees at the annual rates (as a percentage of average daily net assets) set forth in the following table. Effective February 1, 1996, Winthrop will cause the Fund to pay to Wright the entire amount of the advisory fee payable by the Fund under its Investment Advisory Contract with Winthrop. As of December 31, 1995, the net assets of the Fund were $45,888,947. For the fiscal year ended December 31, 1995, the Fund would have paid an advisory fee equivalent to 0.35%. To enhance the net income of the Fund, Wright made a reduction of the advisory fee in the amount of $87,656 or from 0.35% to 0.16%.

                   ANNUAL % ADVISORY FEE RATES


            Under      $100 Million to       Over
        $100 Million    $500 Million     $500 Million
        ------------    ------------     ------------

            0.35%           0.32%            0.30%

     Shareholders of the Fund who are also advisory clients of Wright may have agreed to pay Wright a fee for such advisory services. Wright does not intend to exclude from the calculation of the investment advisory fees payable to Wright by such advisory clients the portion of the advisory fee payable by the Fund. Accordingly, a client may pay an advisory fee to Wright in accordance with Wright's customary investment advisory fee schedule charged to investment advisory clients and at the same time, as a shareholder in the Fund, bear its share of the advisory fee paid by the Fund to Wright as described above.

     Pursuant to the Investment Advisory Contract, Wright also furnishes for the use of the Fund office space and all necessary office facilities, equipment and personnel for servicing the investments of the Fund. The Fund is responsible for the payment of all expenses relating to its operations other than those expressly stated to be payable by Wright under its Investment Advisory Contract.

     Wright places the portfolio security transactions for the Fund, which in some cases may be effected in block transactions which include other accounts managed by Wright. Wright provides similar services directly for bank trust departments. Wright seeks to execute the Fund's portfolio security transactions on the most favorable terms and in the most effective manner possible. Subject to the foregoing, Wright may consider sales of shares of the Fund or of other investment companies sponsored by Wright as a factor in the selection of broker-dealer firms to execute such transactions.

     Wright is also the investment adviser to the other Funds in The Wright Managed Income Trust, The Wright Managed Equity Trust, The Wright Managed Blue Chip Series Trust and The Wright EquiFund Equity Trust (the "Wright Funds").

     The Trust on behalf of the Fund has also entered into a Distribution Contract with Wright Investors' Service Distributors, Inc. ("WISDI" or the "Principal Underwriter"), a wholly-owned subsidiary of Winthrop. The Fund does not pay WISDI any compensation under its Distribution Contract.



THE ADMINISTRATOR


     The Trust engages Eaton Vance as administrator under an Administration Agreement for the Fund. Under the Administration Agreement, Eaton Vance is responsible for managing the legal and business affairs of the Fund, subject to
the  supervision  of  the  Trust's   Trustees.   Eaton  Vance
services  include
recordkeeping, preparation and filing of documents required to comply with federal and state securities laws, supervising the activities of the Fund's custodian and transfer agent, providing assistance in connection with the Trustees' and shareholders' meetings and other administrative services necessary to conduct the Fund's business. Eaton Vance will not provide any investment management or advisory services to the Fund. For its services under the Administration Agreement, Eaton Vance receives a monthly administration fee at the annual rates (as a percentage of average daily net assets) set forth in the following table.


   Annual % -- Administration Fee Rates      Fee Rate Paid
              $100 Million                     for the
     Under         to          Over          Fiscal Year
 $100 Million $500 Million $500 Million    Ended 12/31/95
 ------------ ------------ ------------    --------------


     0.07%        0.03%        0.02%            0.07%


     Eaton Vance, its affiliates and its predecessor companies have been managing assets of individuals and institutions since 1924 and managing investment companies since 1931. In addition to acting as the administrator of the Fund, Eaton Vance or its affiliates act as investment adviser to investment companies and various individual and institutional clients with assets under management of approximately $16 billion. Eaton Vance is a wholly-owned subsidiary of Eaton Vance Corp. ("EVC"), a publicly held holding company. EVC, through its subsidiaries and affiliates, engages in investment management and marketing activities, oil and gas operations, real estate investment consulting and management, and the development of precious metals properties.





HOW THE FUND VALUES ITS SHARES


     The net asset value per share of the Fund is computed three times on each day the New York Stock Exchange (the "Exchange") is open, at noon, at 3:00 p.m. and as of the close of regular trading on the Exchange - normally 4:00 p.m. New York time. The net asset value is determined by the Fund's custodian (as agent for the Fund) in the manner authorized by the Trustees of the Trust. The Trustees of the Trust have determined that it is in the best interests of the Fund and its shareholders to maintain a stable price of $1.00 per share by valuing portfolio securities by the amortized cost method in accordance with a rule of the Securities and Exchange Commission.




HOW TO BUY SHARES


     Shares of the Fund are sold without a sales charge at the net asset value next determined after the receipt of a purchase order as described below. Shares purchased before noon will earn interest for that day. Shares purchased before 3:00 p.m. will earn interest for that day. Shares purchased between 3:00 p.m. and 4:00 p.m. will start to earn interest the next business day. The minimum initial investment is $1,000. There is no minimum amount required for subsequent purchases. The $1,000 minimum initial investment is waived for Bank Draft Investing accounts, which may be established with an investment of $50 or more with a minimum of $50 applicable to each subsequent investment. The Fund reserves the right to reject any order for the purchase of its shares or to limit or suspend, without prior notice, the offering of its shares.


     BY  WIRE:  Investors  may  purchase  shares  by  transmitting   immediately
available funds (Federal Funds) by wire to:


                     Boston Safe Deposit and Trust Company
                                One Boston Place
                                   Boston, MA

                                 ABA: 011001234
                                 Account 081345
             Further Credit: Wright U.S. Treasury Money Market Fund
                       (Include your Fund account number)

     Initial purchase - Upon making an initial investment by wire, an investor must first telephone the Order Department of the Fund at (800) 225-6265, ext. 3, to advise of the action and to be assigned an account number. If this telephone call is not made, it may not be possible to process the order promptly. In addition, an Account Instructions form, which is available through WISDI, should be promptly forwarded to First Data Investor Services Group (the "Transfer Agent") at the following address:


                        Wright Managed Investment Funds
                                     BOS725
                                 P.O. Box 1559
                          Boston, Massachusetts 02104

     Subsequent Purchases - Additional investments may be made at any time through the wire procedure described above. The Fund's Order Department must be immediately advised by telephone at (800) 225-6265, ext. 3, of each transmission of funds by wire.

     BY MAIL: Initial Purchases - The Account Instructions form available through WISDI should be completed by an investor, signed and mailed with a check, Federal Reserve Draft, or other negotiable bank draft, drawn on a U.S. bank and payable in U.S. dollars, to the order of the Wright U.S. Treasury Money Market Fund, and mailed to the Transfer Agent at the above address.


     Subsequent Purchases - Additional purchases may be made at any time by an investor by check, Federal Reserve draft, or other negotiable bank draft, drawn on a U.S. bank and payable in U.S. dollars, to the order of the Fund at the above address. The sub-account, if any, to which the subsequent purchase is to be credited should be identified together with the sub-account number and, unless otherwise agreed, the name of the sub-account.


     BANK DRAFT INVESTING - FOR REGULAR SHARE ACCUMULATION: Cash investments of $50 or more may be made through the shareholder's checking account via bank draft each month or quarter. The $1,000 minimum initial investment and small account redemption policy are waived for Bank Draft Investing accounts.


     Transactions in money market instruments normally require immediate settlement in Federal Funds. Accordingly, purchase orders will be executed at the net asset value next determined (see "How the Fund Values Its Shares") after their receipt by the Fund only if the Fund has received payment in cash or in Federal Funds. If remitted in other than the foregoing manner, such as by money order or personal check, purchase orders will be executed as of the close of business on the second Boston business day after receipt. Information on how to procure a Federal Reserve Draft or to transmit Federal Funds by wire is available at banks. A bank may charge for these services.




HOW SHAREHOLDER ACCOUNTS ARE MAINTAINED


     Upon the initial purchase of Fund shares, an account will be opened for the account of the investor or sub-account of an investor. Subsequent investments may be made at any time by mail to the Transfer Agent or by wire, as noted above. Distributions paid in additional shares are credited to Fund accounts monthly. Confirmation statements indicating total shares of the Fund owned in the account or each sub-account will be mailed to shareholders quarterly and at the time of each purchase or redemption. The issuance of shares will be recorded on the books of the Fund. The Trust does not issue share certificates.



DISTRIBUTIONS BY THE FUND

     Any net income earned by the Fund will be declared daily as a dividend to shareholders of record at the time of declaration. Such dividends will be paid on the last business day of each month and will be reinvested in additional shares of the Fund unless the shareholder elects to receive the dividends in cash. Net income will consist of interest accrued and discount earned, if any, less any accrued estimated expenses subsequent to the prior calculation of net income, if any, on the assets of the Fund. Distributions of net short-term capital gains, if any, will be made at least annually shortly before or after the close of the Fund's fiscal year.


TAXES

     The Fund is treated as a separate entity for federal income tax purposes under the Internal Revenue Code of 1986, as amended (the "Code"). The Fund has qualified and elected to be treated as a regulated investment company under the Code and intends to continue to qualify as such. In order to so qualify, the Fund must meet certain requirements with respect to sources of income, diversification of assets, and distributions to shareholders. The Fund does not pay federal income or excise taxes to the extent that it distributes to its shareholders all of its net investment income and net realized capital gains in accordance with the timing requirements of the Code and will not be subject to income, corporate excise or franchise taxation in Massachusetts as long as it qualifies as a regulated investment company under the Code.

     For federal income tax purposes, distributions derived from the Fund's net investment income and net short-term capital gains are taxable as ordinary income, whether received in cash or reinvested in additional shares. Distributions derived from net long-term capital gains, if any, will be treated as long-term capital gains, whether paid in cash or reinvested in additional shares. Since it is anticipated that virtually all of the Fund's income will be derived from interest income rather than dividends, it is unlikely that any portion of the dividends paid by the Fund will be eligible for the dividends received deduction for corporations.

     In order to avoid federal excise tax, the Code requires that the Fund distribute (or be deemed to have distributed) by December 31 of each calendar year at least 98% of its ordinary income for such year, at least 98% of the excess of its realized capital gains over its realized capital losses for the one-year period ending on October 31 or, by election, December 31 if the Fund's taxable year ends on that date and 100% of any income or capital gain from the prior year (as previously computed) that was not paid out during such year and on which the Fund paid no federal income tax.

     Annually, shareholders of the Fund that are not exempt from information reporting requirements will receive information on Form 1099 to assist in reporting the prior calendar year's distributions and redemptions (including exchanges) on federal and state income tax returns. Dividends declared by the Fund in October, November or December of any calendar year to shareholders of record as of a date in such a month and paid the following January will be treated for federal income tax purposes as having been received by shareholders on December 31 of the year in which they are declared.

     Under Section 3406 of the Code, individuals and other nonexempt shareholders who have not provided the Fund their correct taxpayer identification numbers and certain required certifications will be subject to backup withholding of 31% on distributions made by the Fund other than on proceeds of redemptions (including exchanges) of the Fund's shares. In addition, the Trust may be required to impose backup withholding if it is notified by the IRS or a broker that the taxpayer identification number is incorrect or that backup withholding applies because of underreporting of interest or dividend income. If such withholding is applicable, such distributions will be reduced by the amount of tax required to be withheld.

     Shareholders who are not United States persons should also consult their tax advisers as to the potential application of certain U.S. taxes, including a U.S. withholding tax at the rate of 30% (or at a lower treaty rate) on dividends representing ordinary income to them, and of foreign taxes to their investment in the Fund.

     Special tax rules apply to IRA accounts (including penalties on certain distributions and other transactions) and to other special classes of investors, such as tax-exempt organizations, banks or insurance companies. Investors should consult their tax advisers for more information.

     Dividends and other distributions may, of course, also be subject to state and local taxes. A state income (and possibly local income and/or intangible property) tax exemption is generally available to the extent the Fund's distributions are derived from interest on (or, in the case of intangibles taxes, the value of its assets is attributable to) certain U.S. Government obligations, including direct obligations of the U.S. Treasury, provided in some states that certain thresholds for holdings of such obligations and/or reporting requirements are satisfied. Shareholders should consult their own tax advisers with respect to the tax status of distributions from the Fund or redemption of Fund shares in their own states and localities.


HOW TO EXCHANGE SHARES


     Shares of the Fund may be exchanged for shares of the other funds in The Wright Managed Income Trust, The Wright Managed Equity Trust or The Wright EquiFund Equity Trust at net asset value at the time of the exchange.

     This exchange offer is available only in states where shares of such other fund may be legally sold. Each exchange is subject to the applicable minimum initial investment of $1,000 in the Fund.

     The prospectus of each fund describes its investment objectives and policies and shareholders should obtain a prospectus and consider these objectives and policies carefully before requesting an exchange.

     Shareholders purchasing shares from an Authorized Dealer may effect exchanges between the above funds through their Authorized Dealer who will transmit information regarding the requested exchanges to the Transfer Agent.

     First Data Investor Services Group makes exchanges at the next determined net asset value after receiving a request in writing mailed to the address provided under "How To Buy Shares." Telephone exchanges are also accepted if the exchange involves shares valued at less than $50,000 and on deposit with First Data Investor Services Group and the investor has not disclaimed in writing the use of the privilege. To effect such exchanges, call First Data Investor Services Group at (800) 262-1122 or within Massachusetts, (617) 573-9403, Monday through Friday, 9:00 a.m. to 4:00 p.m (Eastern time). All such telephone exchanges must be registered in the same name(s) and with the same address and social security or other taxpayer identification number as are registered with the Fund from which the exchange is being made. Neither the Trust, the Principal Underwriter nor First Data Investor Services Group will be responsible for the authenticity of exchange instructions received by telephone, provided that reasonable procedures have been followed to confirm that instructions communicated are genuine, and if such procedures are not followed, the Trust, the Fund, the Principal Underwriter or First Data Investor Services Group may be liable for any losses due to unauthorized or fraudulent telephone instructions. Telephone instructions will be tape recorded. In times of drastic economic or market changes, the telephone exchange privilege may be difficult to implement. When calling to make a telephone exchange, shareholders should have available their account number and social security or other taxpayer identification numbers. Additional documentation may be required for written exchange requests if shares are registered in the name of a corporation, partnership or fiduciary. Any exchange request may be rejected by a Fund or the Principal Underwriter at its discretion. The exchange privilege may be changed or discontinued without penalty at any time. Shareholders will be given sixty (60) days' notice prior to any termination or material amendment of the exchange privilege. Contact the Transfer Agent, First Data Investor Services Group, for additional information concerning the exchange privilege.

     Shareholders should be aware that for federal and state income tax purposes, an exchange is a sale, but it generally will not result in a gain or loss provided that the Fund has maintained a constant net asset value.



HOW TO REDEEM OR SELL SHARES

     Shares of the Fund will be redeemed at the net asset value next determined after receipt of a redemption request in good order as described below. Proceeds will be mailed within seven days of such receipt. However, at various times the Fund may be requested to redeem shares for which it has not yet received good payment. If the shares to be redeemed represent an investment made by check, the Fund may delay payment of redemption proceeds until the check has been collected which, depending upon the location of the issuing bank, could take up to 15 days. For federal and state income tax purposes, a redemption of shares is a taxable transaction, but it generally will not result in recognition of a gain or loss provided that the Fund has maintained a constant net asset value.


     THROUGH AUTHORIZED DEALERS: Shareholders using Authorized Dealers may redeem shares through such Dealers.

     BY TELEPHONE: All shareholders are automatically eligible for the telephone redemption privilege, unless the account application indicates otherwise. Shareholders may effect a redemption by calling the Fund's Order Department at
(800) 225-6265 (8:30 a.m. to 4:00 p.m. Eastern time). In times when the volume of telephone redemptions is heavy, additional phone lines will automatically be added by the Fund. However, in times of drastic economic or market changes, a telephone redemption may be difficult to implement. When calling to make a telephone redemption, shareholders should have available their account number. If the redemption request is received before 3:00 p.m., the proceeds will be wired the same day to the shareholder's account, and the shares redeemed will not be entitled to that day's dividend. A daily dividend will be paid on shares redeemed if the redemption request is received after 3:00 p.m. However, the proceeds are not wired until the following business day. Trust Departments may make redemptions and deposit the proceeds in checking or other accounts of clients, as specified in instructions furnished to the Fund at the time of initially purchasing Fund shares. Neither the Trust, the Principal Underwriter nor First Data Investor Services Group will be responsible for the authenticity of redemption instructions received by telephone, provided that reasonable procedures have been followed to confirm that instructions communicated are genuine, and if such procedures are not followed, the Trust, the Fund, the Principal Underwriter or First Data Investor Services Group may be liable for any losses due to unauthorized or fraudulent telephone instructions.


     Also, shareholders may effect a redemption by calling the Funds' Transfer Agent, First Data Investor Services Group, at (800) 262-1122 (8:30 a.m. to 4:00 p.m. Eastern time) if the redemption involves shares valued at less than $50,000 and on deposit with First Data Investor Services Group. Payment will be made by check to the address of record.


     BY MAIL: A shareholder may also redeem all or any number of shares at any time by mail by delivering the request with a stock power to the Transfer Agent, First Data Investor Services Group, Wright Managed Investment Funds, BOS725, P.O. Box 1559, Boston, Massachusetts 02104. As in the case of telephone requests, payments will normally be made within one business day after receipt of the redemption request in good order. Good order means that written redemption requests or stock powers must be endorsed by the record owner(s) exactly as the shares are registered and the signature(s) must be guaranteed by a member of either the Securities Transfer Association's STAMP program or the New York Stock Exchange's Medallion Signature Program, or certain banks, savings and loan institutions, credit unions, securities dealers, securities exchanges, clearing agencies and registered securities associations as required by a regulation of the Securities and

Exchange  Commission  and acceptable to First
Data Investor Services Group. In addition, in some cases, good order may require the furnishing of additional documents, such as where shares are registered in the name of a corporation, partnership or fiduciary.


     BY CHECK: Shareholders of the Fund may appoint Boston Safe Deposit & Trust Company ("Boston Safe") their agent and may request that Boston Safe provide them with special forms of checks drawn on Boston Safe. These checks may be made payable by the shareholder to the order of any person in any amount of $500 or more. When a check is presented to Boston Safe for payment, the number of full and fractional shares required to cover the amount of the check will be redeemed from the shareholder's account by Boston Safe as the shareholder's agent. Through this procedure the shareholder will continue to be entitled to distributions paid on his shares up to the time the check is presented to Boston Safe for payment. If the amount of the check is greater than the value of the shares held in the shareholder's account, for which the Fund has collected payment, the check will be returned and the shareholder may be subject to extra charges. Forms required to set up this service may be obtained from the Principal Underwriter. Shareholders will be required to execute signature cards and will be subject to Boston Safe's rules and regulations governing such checking accounts. There is no charge to shareholders for this service. This service may be terminated or suspended at any time by the Fund or Boston Safe.

     The right to redeem shares of the Fund and to receive payment therefor may be suspended at times (a) when the securities markets are closed, other than customary weekend and holiday closings, (b) when trading is restricted for any reason, (c) when an emergency exists as a result of which disposal by the Fund of securities owned by it is not reasonably practicable or it is not reasonably practicable for the Fund fairly to determine the value of its net assets, or (d) when the Securities and Exchange Commission by order permits a suspension of the right of redemption or a postponement of the date of payment or redemption.

     Although the Fund normally intends to redeem shares in cash, the Fund, subject to compliance with applicable regulations, reserves the right to deliver the proceeds of redemptions in the form of portfolio securities if deemed advisable by the Trustees of the Trust. The value of any such portfolio securities distributed will be determined in the manner as described under "How the Fund Values its Shares." If the amount of the Fund's shares to be redeemed for a shareholder within a 90-day period exceeds the lesser of $250,000 or 1% of the aggregate net asset value of the Fund at the beginning of such period, the Fund reserves the right to deliver all or any part of such excess in the form of portfolio securities. If portfolio securities were distributed in lieu of cash, the shareholder would normally incur transaction costs upon the disposition of any such securities.

     Due to the relatively high cost of maintaining small accounts, the Fund reserves the right to redeem fully at net asset value any account (including accounts of clients of Institutional Investors) which at any time, due to redemption or transfer, amounts to less than $1,000 for the Fund; any shareholder who makes a partial redemption which reduces his account to less than $1,000 would be subject to the Fund's right to redeem such account. Prior to the execution of any such redemption, notice will be sent and the shareholder will be allowed 60 days from the date of notice to make an additional investment to meet the required minimum of $1,000. Thus, an investor making an initial investment of $1,000 would not be able to redeem shares without being subject to this policy.




PERFORMANCE INFORMATION

     From time to time, quotations of the Fund's "yield" and "effective yield" may be included in advertisements and communications to shareholders. Both yield figures are based on historical earnings and are not intended to indicate future performance. The "yield" of the Fund refers to the net income generated by an investment in the Fund over a specified  seven-day  period.  This income is then
"annualized." That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The "effective yield" is expressed similarly but, when annualized, the income earned by an investment in the Fund is assumed to be reinvested. The "effective yield" will be slightly higher than the "yield" because of the compounding effect of this assumed reinvestment. "Yield" and "effective yield" for the Fund will vary based on changes in market conditions, the level of interest rates and the level of the Fund's expenses.

     Investors should note that the investment results of the Fund will fluctuate over time, and any presentation of the Fund's yield or effective yield for any prior period should not be considered as a representation of what an investment may earn or what an investor's yield or effective yield may be in any future period. If the expenses of the Fund were reduced by Wright, the Fund's performance would be higher.




OTHER INFORMATION


     The Trust is a business trust established under Massachusetts law and is a no-load, open-end management investment company. The Trust was established pursuant to a Declaration of Trust dated February 17, 1983, as amended.


     The Trust's shares of beneficial interest have no par value. Shares of the Trust may be issued in two or more series or "Funds". The Trust currently has, in addition to the Fund, five other Funds, which are offered under a separate prospectus. Each Fund's shares may be issued in an unlimited number by the Trustees of the Trust. Each share of a Fund represents an equal proportionate beneficial interest in that Fund and, when issued and outstanding, the shares are fully paid and non-assessable by the relevant Fund. Shareholders are entitled to one vote for each full share held. Fractional shares may be voted in proportion to the amount of the net asset value of a Fund which they represent. Voting rights are not cumulative, which means that the holders of more than 50% of the shares voting for the election of Trustees of a Trust can elect 100% of the Trustees and, in such event, the holders of the remaining less than 50% of the shares voting on the matter will not be able to elect any Trustees. Shares have no preemptive or conversion rights and are freely transferable. Upon liquidation of a Fund, shareholders are entitled to share pro rata in the net assets of the particular Fund available for distribution to shareholders, and in any general assets of the relevant Trust not allocated to a particular Fund by the Trustees.

     As permitted by Massachusetts law, there will normally be no meetings of shareholders for the purpose of electing Trustees unless and until such time as less than a majority of the Trustees holding office have been elected by shareholders. In such an event the Trustees then in office will call a shareholders' meeting for the election of Trustees. Except for the foregoing circumstances and unless removed by action of the shareholders in accordance with each Trust's by-laws, the Trustees shall continue to hold office and may appoint successor Trustees. The Trustees shall only be liable in cases of their willful misfeasance, bad faith, gross negligence, or reckless disregard of their duties.

     The Trust's by-laws provide that no person shall serve as a Trustee if shareholders holding two-thirds of the outstanding shares have removed such person from that office either by a written declaration filed with the Trust's custodian or by votes cast at a meeting called for that purpose. The Trustees shall promptly call a meeting of the shareholders for the purpose of voting upon a question of removal of a Trustee when requested so to do by the record holders of not less than 10 per centum of the outstanding shares.

TAX-SHELTERED RETIREMENT PLANS

     The Fund is a suitable investment for individual retirement account plans for individuals and their non-employed spouses, pension and profit sharing plans for self-employed individuals, corporations and non-profit organizations, or 401(k) tax-sheltered retirement plans.

     For more information, write to:

                  Wright Investors' Service Distributors, Inc.
                            1000 Lafayette Boulevard
                         Bridgeport, Connecticut 06604


                                    or call:
                                 (800) 888-9471

WRIGHT MONEY
MARKET FUND



PROSPECTUS
MAY 1, 1996


WRIGHT U.S. TREASURY MONEY MARKET FUND


INVESTMENT ADVISER
Wright Investors' Service, Inc.
1000 Lafayette Boulevard
Bridgeport, Connecticut 06604


PRINCIPAL UNDERWRITER
Wright Investors' Service Distributors, Inc.
1000 Lafayette Boulevard
Bridgeport, Connecticut 06604

ADMINISTRATOR
Eaton Vance Management
24 Federal Street
Boston, Massachusetts 02110


CUSTODIAN
Investors Bank & Trust Company
89 South Street
Boston, Massachusetts 02111

TRANSFER AGENT
First Data Investor Services Group
Wright Managed Investment Funds
BOS 725
P.O. Box 1559
Boston, Massachusetts 02104


AUDITORS
Deloitte & Touche LLP
125 Summer Street
Boston, Massachusetts  02110

24 FEDERAL STREET
BOSTON, MASSACHUSETTS 02110

-------------------------------------------------------------------------------
Description of art work on front cover of Prospectus

Two thin green vertical lines on the right side of the page.
-------------------------------------------------------------------------------


 PROSPECTUS


 MAY 1, 1996
















WRIGHT U.S. TREASURY
MONEY MARKET FUND

                                 PART A
                  -------------------------------------
                  INFORMATION REQUIRED IN A PROSPECTUS


P R O S P E C T U S                                          MAY 1, 1996
-------------------------------------------------------------------------------


                    THE WRIGHT MANAGED INCOME TRUST
           A MUTUAL FUND CONSISTING OF FIVE SERIES, OR FUNDS,
                    SEEKING A HIGH LEVEL OF RETURN
-------------------------------------------------------------------------------


                     WRIGHT U.S. TREASURY FUND
                WRIGHT U.S. TREASURY NEAR TERM FUND


                    WRIGHT TOTAL RETURN BOND FUND
                  WRIGHT INSURED TAX-FREE BOND FUND
                     WRIGHT CURRENT INCOME FUND
-------------------------------------------------------------------------------

 Write To:      THE WRIGHT MANAGED INVESTMENT FUNDS, BOS 725, BOX 1559, BOSTON,
                   MA 02104

   Or Call:     THE FUND ORDER ROOM -- (800) 225-6265
-------------------------------------------------------------------------------

     This combined Prospectus is designed to provide you with information you should know before investing. Please retain this document for future reference.
     A combined Statement of Additional Information dated May 1, 1996, for the Funds has been filed with the Securities and Exchange Commission and is incorporated herein by reference. This Statement is available without charge from Wright Investors' Service Distributors, Inc., 1000 Lafayette Boulevard, Bridgeport, Connecticut 06604 (Telephone (800) 888-9471).
     SHARES OF THE FUNDS ARE NOT  DEPOSITS  OR  OBLIGATIONS  OF, OR  ENDORSED OR
GUARANTEED  BY ANY BANK OR OTHER  INSURED  DEPOSITORY  INSTITUTION,  AND ARE NOT
FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. SHARES OF THE FUNDS INVOLVE INVESTMENT RISKS, INCLUDING FLUCTUATIONS IN VALUE AND THE POSSIBLE LOSS OF SOME OR ALL OF THE PRINCIPAL INVESTMENT.

                   TABLE OF CONTENTS

                                                      PAGE


   An Introduction to the Funds......................     2
   Shareholder and Fund Expenses.....................     4
   Financial Highlights..............................     5
   The Funds and their Investment Objectives and Policies10
     Wright U.S. Treasury Fund (WUSTB)...............    10
     Wright U.S. Treasury Near Term Fund (WNTB)......    10
     Wright Total Return Bond Fund (WTRB)............    10
     Wright Insured Tax-Free Bond Fund (WTFB)........    10
     Wright Current Income Fund (WCIF)...............    11
   Other Investment Policies.........................    12
   Special Investment Considerations.................    12
   The Investment Adviser............................    15
   The Administrator.................................    17
   Distribution Expenses.............................    18
   How the Funds Value their Shares..................    18
   How to Buy Shares.................................    19
   How Shareholder Accounts are Maintained...........    20
   Distributions by the Funds........................    20
   Taxes.............................................    21
   How to Exchange Shares............................    24
   How to Redeem or Sell Shares......................    24
   Performance Information...........................    26
   Other Information.................................    26
   Tax-Sheltered Retirement Plans....................    27



   THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

AN INTRODUCTION TO THE FUNDS

THE INFORMATION SUMMARIZED BELOW IS QUALIFIED IN ITS ENTIRETY BY THE MORE DETAILED INFORMATION SET FORTH IN THIS PROSPECTUS.


The Trust................The  Wright  Managed  Income Trust
                         (the "Trust") is an open-end management investment company known as a mutual fund, is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), and consists of six series (the "Funds") including one series that is being offered under a separate prospectus. Each Fund is a diversified fund and represents a separate and distinct series of the Trust's shares of beneficial interest.


Investment Objective.....Each Fund seeks to provide a high level of return consistent with the quality standards and average maturity for such Fund.


The Funds................WRIGHT U.S.TREASURY FUND (WUSTB) invests in U.S.
                         Treasury bills, notes and bonds. See page 10.

                         WRIGHT U.S. TREASURY NEAR TERM FUND (WNTB) invests in U.S. Treasury bills, notes and bonds, with an average weighted maturity of less than five years. See page 10.


                         WRIGHT TOTAL RETURN BOND FUND (WTRB) invests in high-quality bonds or other debt securities of varying maturities which will, in the Investment Adviser's opinion, achieve the best total return of ordinary income plus capital appreciation. Accordingly, investment selections and maturities will differ depending on the particular phase of the interest rate cycle. See page 10.

                         WRIGHT INSURED TAX-FREE BOND FUND (WTFB) invests primarily in high-grade municipal bonds and other intermediate or long-term securities that provide interest income which is exempt from Federal income taxes and which are covered by insurance guaranteeing the timely payment of principal and interest. The portfolio will have an average weighted maturity that produces the best compromise between generous return and stability of principal. See page 10.


                         WRIGHT CURRENT INCOME FUND (WCIF) invests in debt obligations issued or guaranteed by the U.S. Government or any of its agencies, especially mortgage pass-through securities of the Government National Mortgage Association (GNMA). The Fund reinvests all principal payments. See page 11 and "Special Investment Considerations -- Mortgage-Related Securities" page 14.

The Investment...........Each Fund has engaged Wright Investors' Service, Inc.,
Adviser 1000 Lafayette Boulevard, Bridgeport, CT 06604 ("Wright" or the "Investment Adviser") as investment adviser to carry out the investment and reinvestment of the Fund's assets.


The Administrator........Each Fund also has retained Eaton Vance Management
                         ("Eaton Vance" or the "Administrator"), 24 Federal Street Boston, MA 02110 as administrator to manage the Fund's legal and business affairs.


The Distributor..........Wright Investors' Service
                         Distributors, Inc. ("WISDI" or the "Principal Underwriter") is the Distributor of the Fund's shares and receives a distribution fee equal on an annual basis to 2/10 of 1% of each Fund's average daily net assets.

How to Purchase..........There is no sales charge on the purchase of Fund
Fund Shares              shares. Shares of any Fund may be purchased at the net
                         asset value per share next determined after receipt and acceptance of a purchase order. The minimum initial investment is $1,000 which will be waived for investments in 401(k) tax-sheltered retirement plans. There is no minimum for subsequent purchases.
                         The $1,000 minium initial investment is waived for Bank Draft Investing accounts which may be established with an investment of $50 or more with a minimum of $50 applicable to each subsequent investment. Shares also may be purchased through an exchange of securities. See "How to Buy Shares."

Distribution Options  ...Any net  investment  income  earned by the
                         Funds will be declared daily and distributed monthly. Distributions of net short-term and long-term capital gains will be made at least annually. Distributions including dividends are paid in additional shares at net asset value or cash as the shareholder elects. Unless the shareholder has elected to receive dividends and distributions in cash, dividends and distributions will be reinvested in additional shares of the Fund at net asset value per share as of the ex-dividend date.

Redemptions..............Shares may be redeemed  directly from a Fund at the net asset value per share next determined after receipt of the redemption request in good order. A telephone redemption privilege is available. See "How to Redeem or Sell Shares."

Exchange Privilege  .....Shares  of the Funds may be  exchanged for  shares  of  certain  other  funds  managed  by the
                         Investment Adviser at the net asset value next determined after receipt of the exchange request. There may be limits on the number and frequency of exchanges. See "How to Exchange Shares."

Net Asset Value..........Net asset  value per share of each Fund is  calculated on each day the New York Stock Exchange is open for trading. Call (800) 888-9471 for the current day's net asset value.


Taxation.................Each Fund has elected to be treated,  has qualified and intends to continue to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code and, consequently, should not be liable for federal income tax on net investment income and net realized capital gains that are distributed to shareholders in accordance with applicable timing requirements.

Shareholder..............Each shareholder will receive annual and semi-annual
Communications           reports containing financial statements,   and  a
                         statement   confirming   each   share
                         transaction.  Financial  statements  included in annual
                         reports  are   audited  by  the   Trust's   independent
                         certified   public    accountants.    Where   possible,
                         shareholder confirmations and account statements will consolidate all Wright investment fund holdings of the shareholder.



THE PROSPECTUSES OF THE FUNDS ARE COMBINED IN THIS PROSPECTUS. EACH FUND OFFERS ONLY ITS OWN SHARES, YET IT IS POSSIBLE THAT A FUND MIGHT BECOME LIABLE FOR A MISSTATEMENT IN THE PROSPECTUS OF ANOTHER FUND. THE TRUSTEES OF THE TRUST HAVE CONSIDERED THIS IN APPROVING THE USE OF A COMBINED PROSPECTUS.

SHAREHOLDER AND FUND EXPENSES --
THE WRIGHT MANAGED INCOME TRUST


The following table of fees and expenses is provided to assist investors in understanding the various costs and expenses which may be borne directly or indirectly by an investment in each Fund. The percentages shown below representing total operating expenses are based on actual amounts incurred for the fiscal year ended December 31, 1995, except as noted.



                                                    Wright          Wright         Wright         Wright          Wright
                                                 U.S. Treasury   U.S. Treasury  Total Return Insured Tax-Free     Current
                                                     Fund       Near Term Fund    Bond Fund      Bond Fund      Income Fund
                                                    (WUSTB)         (WNTB)         (WTRB)         (WTFB)          (WCIF)
------------------------------------------------------------------------------------------------------------------------

Shareholder Transaction Expenses                     None            None           None           None            None

Annualized Fund Operating Expenses after expense allocations and fee reductions (as a percentage of average net assets)
   Investment Adviser Fee (after fee reduction)      0.29%           0.43%          0.41%          0.00%           0.40%
   Rule 12b-1 Distribution Expense
     (after expense reduction)                       0.00%           0.20%          0.20%          0.00%           0.20%
   Other Expenses (including administration fee) (1) 0.64%           0.16%          0.20%          0.96%           0.27%
                                                    ------          ------         ------         ------          ------

   Total Operating Expenses (after reductions)*      0.93%           0.79%          0.81%          0.96%           0.87%
------------------------------------------------------------------------------------------------------------------------

(1) Administration fees were as follows: 0.10% for WUSTB, WTFB and WCIF; 0.07% for WNTB; and 0.09% for WTRB.

* If there had been no reduction of management or distribution fees for WUSTB and WTFB, WUSTB's distribution expense and total operating expenses as a percentage of net assets would be 0.20% and 1.24% and WTFB's investment adviser fee, distribution expense and total operating expenses as a percentage of net assets would be 0.40%, 0.20% and 1.57%. In addition, during the year ended December 31, 1995, custodian fees were reduced by credits resulting from cash balances maintained with Investors Bank & Trust Company. If these credits were included, Total Operating Expenses shown above would have been 0.90% for WUSTB; 0.78% for WNTB; and 0.90% for WTFB.




EXAMPLE OF FUND EXPENSES


The following is an illustration of the total transaction and operating expenses that an investor in each Fund would bear over different periods of time, assuming an investment of $1,000, a 5% annual return on the investment and redemption at the end of each period:


                                                    Wright          Wright         Wright         Wright          Wright
                                                 U.S. Treasury   U.S. Treasury  Total Return Insured Tax-Free     Current
                                                     Fund       Near Term Fund    Bond Fund      Bond Fund      Income Fund
                                                    (WUSTB)         (WNTB)         (WTRB)         (WTFB)          (WCIF)
----------------------------------------------------------------------------------------------------------------------------

    1 Year                                        $    9          $    8         $    8          $   10         $    9
    3 Years                                           30              25             26              31             28
    5 Years                                           51              44             45              53             48
   10 Years                                          114              98            100             118            107
-----------------------------------------------------------------------------------------------------------------------------

     THE EXAMPLE  SHOULD NOT BE  CONSIDERED A  REPRESENTATION  OF PAST OR FUTURE
EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. Federal regulations require the Example to assume a 5% annual return, but actual return will vary.


FINANCIAL HIGHLIGHTS

The following information should be read in conjunction with the audited financial statements included in the Statement of Additional Information, all of which have been so included in reliance upon the report of Deloitte & Touche LLP, independent certified public accountants, as experts in accounting and auditing, which is contained in the Funds' Statement of Additional Information. Further information regarding the performance of a Fund is contained in its annual report to shareholders which may be obtained without charge by contacting the Funds' Principal Underwriter, Wright Investors' Service Distributors, Inc. at (800) 888-9471.

WRIGHT
U.S. TREASURY FUND                                                   Year Ended December 31,
                                    ----------------------------------------------------------------------------------------


FINANCIAL HIGHLIGHTS                  1995     1994     1993    1992     1991     1990     1989    1988     1987     1986
------------------------------------------------------------------------------------------------------------------------


Net asset value, beginning of year.  $12.250 $ 14.360 $ 13.190 $13.220  $12.100 $ 12.300 $ 11.440 $11.540  $13.070  $11.800
                                     ---------------- -------- -------- ---------------- -------- -------- -------- --------

Income (loss) from Investment Operations:
  Net investment income(1).........  $ 0.880 $  0.880 $  0.892 $ 0.911  $ 0.902 $  0.912 $  0.937 $ 0.950  $ 0.978  $ 1.012
  Net realized and unrealized gain (loss)
   on investments..................    2.458   (2.110)   1.170  (0.030)   1.120   (0.202)   0.859  (0.100)  (1.398)   1.258
                                     ---------------- -------- -------- ---------------- -------- -------- -------- --------

   Total income (loss) from investment
    operations.....................  $ 3.338 $ (1.230)$  2.062 $ 0.881  $ 2.022 $  0.710  $ 1.796 $ 0.850  $(0.420) $ 2.270
                                     ---------------- -------- -------- ---------------- -------- -------- -------- --------

Less Distributions:
  From net investment income.......  $(0.878)$ (0.880)$(0.892) $(0.911) $(0.902)$ (0.910) $ (0.936)$(0.950)$(1.100) $(1.000)
  From net realized gain on investment
   transactions....................   --       --       --      --       --       --       --      --       (0.010)  --
                                     ---------------- -------- -------- ---------------- -------- -------- -------- --------

     Total distributions...........  $(0.878)$ (0.880)$(0.892) $(0.911) $(0.902) $(0.910) $(0.936)  $(0.950)$(1.110)$ (1.000)
                                     ---------------- -------- -------- ---------------- -------- -------- -------- --------

Net asset value, end of year.......  $14.710 $ 12.250 $ 14.360 $13.190  $13.220 $ 12.100 $ 12.300 $11.440  $11.540  $13.070
                                     ======= ======== ======== ======== ========  ======= ======== ======= ======= ==========

Total Return(2)....................   28.18%   (8.66%)  15.90% 7.07%     17.56%    6.33%    16.26%  7.60%   (2.96%)  19.91%
Ratios/Supplemental Data:
 Net assets,end of year(000 omitted)$ 15,156 $ 16,658 $29,846 $29,703  $ 33,857  $ 37,293  $49,445  $36,037  $41,337 $46,602
  Ratio of net expenses to average
   net assets......................     0.9%     0.9%     0.9%     0.9%     0.9%    0.9%     0.9%    0.9%     0.7%     0.9%
  Ratio of net investment income to
   average net assets..............     6.6%     6.9%     6.3%     7.1%     7.4%    8.1%     7.9%    8.3%     8.1%     8.0%
  Portfolio Turnover Rate..........       8%       1%      12%      15%      15%     32%      15%     14%      68%       7%

(1)During the year ended December 31, 1987, the operating expenses of the Fund were reduced either by a reduction of the investment adviser fee, administrator fee, or distribution fee or through certain expense allocations to the Adviser or a combination of these. During each of the four years ended December 31, 1995, the operating expenses of the Fund were reduced either by an allocation of expenses to the Adviser or a reduction in distribution fee, or a combination of these. Had such actions not been undertaken, the net investment income per share and the ratios would have been as follows:

                                                                Year Ended December 31,
                                                     --------------------------------------------

                                                        1995    1994     1993     1992     1987

Net investment income per share....                   $  0.827 $ 0.854  $ 0.878 $  0.898 $  0.960
                                                      ======== ======== ================ ========

Ratios (As a percentage of average net assets):
   Expenses........................                      1.2%    1.1%     1.0%     1.0%     0.8%
                                                      ======== ======== ================ ========

   Net investment income...........                      6.2%    6.7%     6.2%     7.0%     8.0%
                                                      ======== ======== ================ ========

(2)Total investment return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each year reported. Dividends and distributions, if any, are assumed to be reinvested at the net asset value on the record date.



WRIGHT U.S. TREASURY
NEAR TERM FUND                                                       Year Ended December 31,
                                    ----------------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS                  1995     1994     1993    1992     1991     1990     1989    1988     1987     1986
------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of year. $  9.920 $ 10.840 $ 10.660 $10.750  $10.260 $ 10.330 $ 10.160 $10.500  $11.400  $11.020
                                    -------- -------- -------- -------- ------- -------- -------- -------- -------- --------

Income (loss) from Investment Operations:
  Net investment income(1)......... $  0.631 $  0.588 $  0.655 $ 0.739  $ 0.795 $  0.871 $  0.928 $ 0.928  $ 0.969  $ 0.999
  Net realized and unrealized gain (loss)
   on investments..................    0.524   (0.920)   0.180  (0.090)   0.489   (0.068)   0.160  (0.340)  (0.739)   0.391
                                    --------  --------  ------ -------- -------- ------- -------- -------- -------- --------

   Total income (loss) from investment
    operations..................... $  1.155 $ (0.332) $ 0.835 $ 0.649   $1.284 $  0.803 $  1.088 $  0.588  $ 0.230 $ 1.390
                                    -------- --------- ------- -------- ------- -------- -------- -------- -------- --------

Less Distributions:
  From net investment income....... $ (0.625)$ (0.588)$(0.655) $(0.739) $(0.794) $ (0.873)$(0.918) $(0.928) $(1.120)$(0.990)
  From net realized gain on investment
   transactions....................   --       --       --      --       --       --       --      --        (0.010) (0.020)
                                    --------- ------- -------- -------- -------- ------- -------- -------- -------- --------

     Total distributions........... $ (0.625)$ (0.588)$(0.655) $(0.739) $(0.794) $  (0.873)$(0.918) $(0.928)$ 1.130)$(1.010)
                                    ---------- ------ -------- -------- --------    ------- -------- -------- -------- ------

Net asset value, end of year....... $ 10.450 $  9.920 $ 10.840 $10.660  $10.750 $ 10.260 $ 10.330 $10.160  $10.500  $11.400
                                     ======= ======== ======== ======== ======= ======== ======== ======== ======== =========

Total Return(2)....................   11.93%   (3.10%)   7.95%   6.26%   13.08%    8.23%   11.17%    5.75%    2.34%  13.12%
Ratios/Supplemental Data:
 Net assets,end of year 000 omitted)$143,600 $212,122  $380,917 $371,074 $232,407 $253,537 $237,558 $199,200 $192,947 $152,809
 Ratio of net expenses to average
  net assets......................     0.8%     0.7%     0.7%     0.8%     0.8%    0.8%     0.8%     0.8%     0.6%    0.8%
 Ratio of net investment income to
  average net assets..............     6.1%     5.7%     6.0%     6.9%     7.7%    8.6%     9.0%     8.9%     9.1%    8.9%
 Portfolio Turnover Rate..........      21%      33%      22%       6%      18%     25%      28%      23%       7%     12%

(1) During the year ended December 31, 1987, the Adviser and the Administrator reduced their fees. Had such actions not been undertaken, the net investment income per share and the ratios would have been as follows:


                            Year Ended December 31,
                                      1987

Net investment income per share....                                     $ 0.949
                                                                        ========

Ratios (As a percentage of average net assets):

   Expenses........................                                       0.8%
                                                                        ========


   Net investment income...........                                       8.9%
                                                                        ========



(2)Total investment return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each year reported. Dividends and distributions, if any, are assumed to be reinvested at the net asset value on the record date.



WRIGHT TOTAL RETURN
BOND FUND                                                            Year Ended December 31,
                                    ----------------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS                  1995     1994     1993    1992     1991     1990     1989    1988     1987     1986
------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of year. $ 11.430 $ 13.010 $ 12.610 $12.580  $11.700 $ 12.010 $ 11.430 $11.560  $13.120  $11.930
                                    -------- -------- -------- -------- -------  -------- ------- ------- --------  -------

Income (loss) from Investment Operations:
  Net investment income(1)......... $  0.758 $ 0.740  $ 0.789  $ 0.830  $ 0.854 $  0.886 $  0.923 $ 0.947  $ 0.957  $ 0.996
  Net realized and unrealized gain (loss)
   on investments..................    1.685  (1.580)   0.580    0.030    0.880    (0.312)  0.573  (0.130)  (1.367)   1.364
                                    -------- -------- -------- -------- -------  -------- -------- -------- -------- --------

   Total income (loss) from investment
    operations..................... $  2.443 $ (0.840)$ 1.369  $ 0.860  $ 1.734 $  0.574 $ 1.496  $ 0.817   $(0.410)$ 2.360
                                    -------- -------- -------- -------- ------- -------- -------- -------- -------- --------

Less Distributions:
  From net investment income....... $ (0.753)$ (0.740)$(0.789) $(0.830) $(0.854)$(0.884) $(0.916) $(0.947)  $(1.140)$(1.000)
  From net realized gain on investments --     --      (0.177)     --       --      --      --       --      (0.010) (0.170)
  In excess of net realized gain on
   investments.....................     --     --      (0.003)     --       --       --       --      --       --       --
                                    -------- -------- -------- -------- ------- -------- -------- -------- -------- --------

     Total distributions........... $ (0.753)$(0.740) $(0.969) $(0.830) $(0.854)$(0.884) $(0.916) $(0.947)  $(1.150)$(1.170)
                                    -------- -------- -------- -------- ------- -------- -------- -------- -------- --------

Net asset value, end of year....... $ 13.120 $ 11.430 $ 13.010 $12.610  $12.580 $ 11.700 $ 12.010 $11.430  $11.560  $13.120
                                     ======= ======== ======== ======= ========  ======== ======= =======  ======== ========

Total Return(2)....................   21.97%  (6.57%)   11.03%   7.13%   15.38%    5.29%   13.58%    7.24%  (3.13%)  20.54%
Ratios/Supplemental Data:
 Net assets,end of year(000 omitted)$122,762 $143,497 $ 259,513 $217,564 $ 134,728 $112,408$82,141 $31,410 $28,051  $19,278
  Ratio of net expenses to average
   net assets......................     0.8%     0.8%     0.8%     0.8%     0.8%    0.8%     0.9%     0.9%     0.8%    0.9%
  Ratio of net investment income to
   average net assets..............     6.2%     6.1%     6.0%     6.7%     7.2%    7.7%     7.7%     8.2%     8.2%    7.8%
  Portfolio Turnover Rate..........      50%      32%      36%      13%      56%     48%      33%      11%     120%     20%


(1)The Principal Underwriter reduced its distribution fees during each of the four years in the period ended December 31, 1989. The Adviser and the Administrator also reduced their fees during the year ended December 31, 1987. Had such actions not been undertaken, the net investment income per share and the ratios would have been as follows:

                                                                     Year Ended December 31,
                                                                --------------------------------

                                                                1989     1988     1987     1986
                                                                --------------------------------

Net investment income per share....                            $ 0.911  $ 0.934 $  0.937 $  0.981
                                                               ======== ======= ======== ========

Ratios (As a percentage of average net assets):

   Expenses.......................                               1.0%     1.0%     1.0%     1.1%
                                                               ======== ======= ======== ========

   Net investment income...........                              7.6%     8.1%     8.0%     7.6%
                                                               ======== ======= ======== ========



(2)Total investment return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each year reported. Dividends and distributions, if any, are assumed to be reinvested at the net asset value on the record date.


WRIGHT INSURED
TAX-FREE BOND FUND                                                       Year Ended December 31,
                                    ----------------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS                  1995     1994     1993    1992     1991     1990     1989    1988     1987     1986
-------------------------------------------------------------------------------------------------------------------------


Net asset value, beginning of year.  $11.020 $ 12.170 $ 11.600 $11.330  $10.840 $ 10.870 $ 10.730 $10.660  $11.170  $10.370
                                    -------- -------- -------- -------- -------  -------- -------- -------- -------- -------

Income from Investment Operations:
  Net investment income(1).........  $ 0.531 $  0.560 $  0.556 $  0.601  $ 0.614 $  0.647 $  0.603 $ 0.601 $ 0.594 $ 0.663
  Net realized and unrealized gain (loss)
   on investments..................    0.729   (1.050)   0.570    0.270    0.492   (0.030)   0.137   0.070  (0.354)  0.807
                                    --------- -------- ------- -------- --------  ------- -------- -------- -------- -------

   Total income from investment
    operations.....................  $ 1.260 $ (0.490)$  1.126  $ 0.871  $ 1.106 $  0.617 $ 0.740  $ 0.671  $ 0.240 $1.470
                                    -------- ---------- ------ -------- --------  ------- -------- -------- -------- -------

Less Distributions:
   From net investment income......  $(0.530)$ (0.560)$ (0.556) $(0.601) $(0.616)$  (0.647)$(0.600) $(0.601)$(0.750)$(0.670)
   From net realized gains.........   --       (0.100)   --        --       --       --      --       --       --       --
                                    -------- --------- ------- -------- --------   ------- -------- -------- -------- -------

     Total distributions........... $(0.530) $ (0.660)$ (0.556) $(0.601) $(0.616)$  (0.647) $(0.600) $(0.601)$(0.750)$(0.670)
                                    -------- --------- ------- -------- --------    ------- -------- -------- -------- ------

Net asset value, end of year.......  $11.750 $ 11.020 $ 12.170 $11.600  $11.330 $ 10.840 $ 10.870 $10.730  $10.660  $11.170
                                     ======= ======== ======== ======== ======= ======== ======== ======== ======= ==========

Total Return(3)....................   11.64%   (4.08%)   9.89%   7.91%   10.50%    5.93%     7.11%   6.42%    2.26%   14.67%
Ratios/Supplemental Data:
 Net assets,end of year(000 omitted)$ 9,935  $ 10,647 $18,205  $13,454   $8,396   $5,513   $ 6,989  $7,983  $ 9,440   $8,050
  Ratio of net expenses to average
   net assets......................     1.0%(2)  0.9%    0.9%     0.9%     0.9%     1.0%      0.9%    0.9%     1.0%     0.9%
  Ratio of net investment income to
   average net assets..............     4.6%     4.8%    4.7%     5.3%     5.6%     6.0%      5.6%    5.6%     5.5%     6.1%
  Portfolio Turnover Rate..........       8%       4%      7%      10%       2%      28%       61%      5%      16%       4%


(1) During each of the ten years in the period ended December 31, 1995, the operating expenses of the Fund were reduced either by a reduction of the investment adviser fee, administrator fee, or distribution fee or through the allocation of expenses to the Adviser, or a combination of these. Had such actions not been undertaken, the net investment income per share and the ratios would have been as follows:

                                                                         Year Ended December 31,
                                             ----------------------------------------------------------------------------

                                               1994     1993    1992     1991     1990     1989    1988     1987     1986
-------------------------------------------------------------------------------------------------------------------------

Net investment income per share....          $  0.513 $  0.521 $ 0.556  $ 0.537 $  0.528 $  0.506 $ 0.520  $ 0.559  $ 0.610
                                             ======== ======== ======== ======= ======== ======== ======== ======== ========

Ratios (As a percentage of average net assets):

   Expenses.......................              1.3%     1.1%    1.3%     1.6%     2.1%     1.8%    1.6%     1.3%     1.7%
                                             ======== ======== ======== ======== ======= ======== ======== ======== ========

   Net investment income...........             4.4%     4.4%    4.9%     4.9%     4.9%     4.7%    4.9%     5.2%     5.3%
                                             ======== ======== ======== ======== ======= ======== ======== ======== ========



(2) During the year ended December 31, 1995, custodian fees were reduced by credits resulting from cash balances that the Trust maintained with Investors Bank & Trust Company. If these credits were considered, the ratio of net expenses to average net assets would have been reduced to 0.9%.
(3) Total investment return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each year reported. Dividends and distributions, if any, are assumed to be reinvested at the net asset value on the record date.



WRIGHT CURRENT
INCOME FUND                                                          Year Ended December 31,
                                             ------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS                           1995     1994    1993     1992     1991     1990    1989     1988    1987(2)
------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of year..         $  9.710 $ 10.750 $10.780  $10.850 $ 10.160 $ 10.090 $ 9.660  $ 9.760  $10.000
                                             -------- -------- -------- ------- -------- -------- -------- -------- --------

Income (loss) from Investment Operations:
  Net investment income(1)..........         $  0.696 $  0.690 $ 0.728  $ 0.767 $  0.798 $  0.859 $ 0.870  $ 0.929  $ 0.628
  Net realized and unrealized gain (loss)
   on investments...................            0.955   (1.040) (0.030)  (0.069)   0.690    0.080   0.440   (0.100)  (0.240)
                                             -------- -------- -------- ---------------- -------- -------- -------- --------

   Total income (loss) from investment
    operations......................         $  1.651 $ (0.350) $0.698  $ 0.698 $  1.488 $ 0.939  $ 1.310  $ 0.829   $0.388
                                             -------- -------- -------- ---------------- -------- -------- -------- --------

Less Distributions:                                          [4]
  From net investment income........         $ (0.691)$ (0.690)$(0.728) $(0.767)$ (0.798)$(0.859) $(0.870) $(0.929) $(0.628)
  From net realized gain............              --       --      --    (0.001)   --     (0.010)  (0.010)     --      --
                                             -------- -------- -------- --------  ------- -------- -------- -------- --------

   Total distributions..............         $ (0.691)$ (0.690)$(0.728) $(0.768) $(0.798) $(0.869) $(0.880)$(0.929) $(0.628)
                                             --------- -------- ------- -------- -------- -------- -------- ------- ---------
Net asset value, end of year........         $ 10.670 $  9.710 $10.750  $10.780  $10.850  $10.160  $10.090 $ 9.660  $ 9.760
                                              ======== ======= ======= ======== ========  ======== ======== ======== ========

Total Return(5).....................           17.46%   (3.30%)  6.59%    6.73%   15.31%    9.85%   14.15%    8.71%   4.06%
Ratios/Supplemental Data:
  Net assets, end of year (000 omitted)       $66,345  $84,178 $115,158 $99,676  $65,700  $ 7,601  $13,925  $10,990 $5,435(3)
  Ratio of net expenses to average net assets    0.9%     0.8%     0.8%    0.9%     0.9%     0.9%     0.9%     0.0%   0.0%(3)
  Ratio of net investment income to
   average net assets...............             6.8%     6.9%     6.7%    7.2%     7.6%     8.6%     8.8%     9.5%    9.2%
  Portfolio Turnover Rate...........              26%      10%       4%     13%       5%      10%      15%      12%      2%


(1) During each of the five years in the period ended December 31, 1991, the operating expenses of the Fund were reduced either by a reduction of the investment adviser fee, administrator fee, or distribution fee or through the allocation of expenses to the Adviser, or a combination of these. Had such actions not been undertaken, the net investment income per share and the ratios would have been as follows:


                                                                         Year Ended December 31,
                                                               ------------------------------------------

                                                                1991     1990     1989     1988   1987(2)
                                                               ------- ------- --------- -------  -------

Net investment income per share....                            $ 0.787  $ 0.809 $  0.821 $  0.807 $ 0.524
                                                               ========  ======= ========  ======== ======

Ratios (As a percentage of average net assets):

   Expenses.......................                               1.0%     1.4%     1.4%     1.8%    1.8%(3)
                                                               ======== ========  ====== ======== ========

   Net investment income...........                              7.5%     8.1%     8.3%     7.7%    7.4%(3)
                                                               ======== ========  ====== ======== ========



(2) Period from April 15, 1987 (commencement of operations) to December 31, 1987.
(3) Computed on an annualized basis.
(4) Includes distribution in excess of net investment income of $.00013 per share.
(5) Total investment return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each year reported. Dividends and distributions, if any, are assumed to be reinvested at the net asset value on the record date.

THE FUNDS AND THEIR
INVESTMENT OBJECTIVES AND POLICIES

Each Fund's investment objective is to provide a high level of return consistent with the quality standards and average maturity for such Fund. Each Fund seeks to achieve its objective through the investment policies described below. Except as otherwise indicated, the investment objectives have not been identified as fundamental and the objectives and policies of each Fund may be changed by the Trust's Trustees without a vote of the Fund's shareholders. Any such change of the investment objective of a Fund will be preceded by thirty days advance notice to each shareholder of such Fund. If such changes were made, the Funds might have investment objectives different from the objectives which an investor considered appropriate at the time the investor became a shareholder in the Fund.

There is no assurance that any of the Funds will achieve its investment objective. The market prices of securities held by the Funds will vary inversely with interest rate changes, which will cause the net asset value of each Fund's shares to fluctuate.


WRIGHT U.S. TREASURY FUND (WUSTB). WUSTB invests in U.S. Treasury bills, notes and bonds. Under normal market conditions, the Fund will invest substantially all, but in any case at least 65%, of its net assets in such U.S. Treasury obligations and in repurchase agreements with respect to such obligations. The Fund will not invest in mortgage-related securities.

WRIGHT U.S. TREASURY NEAR TERM FUND (WNTB). WNTB invests in U.S. Treasury obligations with an average weighted maturity of less than five years. This Fund is designed to appeal to the investor seeking a high level of income that is normally somewhat less variable and normally somewhat higher than that available from short-term U.S. Treasury money market securities and who is also seeking to limit fluctuation of capital (i.e., compared with longer term U.S. Treasury securities). Portfolio securities will consist entirely of U.S. Treasury obligations, such as U.S. Treasury bills, notes and bonds.

WRIGHT TOTAL RETURN BOND FUND (WTRB). WTRB invests in bonds or other debt securities of high quality selected by the Investment Adviser with an average weighted maturity that, in the Investment Adviser's judgment, produces the best total return, i.e., the highest total of ordinary income plus capital appreciation. Accordingly, investment selections may differ depending on the particular phase of the interest rate cycle. Assets of this Fund may be invested in U.S. Government and agency obligations, certificates of deposit of federally insured banks and corporate obligations rated at the date of investment "A" or better (high grade) by Standard & Poor's Ratings Group ("Standard & Poor's") or by Moody's Investors Service, Inc. ("Moody's") or, if not rated by such rating organizations, of comparable quality as determined by Wright pursuant to guidelines established by the Trust's Trustees. In any case, they must also meet Wright Quality Rating Standards.


WRIGHT INSURED TAX FREE BOND FUND (WTFB). WTFB invests primarily in high-grade municipal bonds and other high-grade, long-term debt securities that provide current interest income exempt from regular Federal income tax. In addition to meeting the Investment Adviser's quality standards, such securities will be rated A or better by Standard & Poor's or Moody's or, if not rated by such rating organizations, be of at least comparable quality as determined by the Investment Adviser.

     During normal market conditions the Fund will invest at least 80% of the value of its total assets in municipal securities the interest on which is exempt from regular Federal income tax; in addition, under normal market conditions, at least 65% of the Fund's investments will consist of municipal securities that are covered by insurance guaranteeing the timely payment of principal and interest. This is a fundamental  investment  policy which may be
changed only by the vote of a majority of the Fund's outstanding voting securities. (For information on the insurance coverage for the Fund's securities, see "Portfolio Insurance" on page 13.) Such municipal securities are described under "Special Investment Considerations" below and normally will not include certain "private activity" obligations, the interest on which is a tax preference item that could subject shareholders to or increase their liability for the Federal alternative minimum tax.

     For temporary defensive purposes the Fund may invest more than 20% of its net assets in taxable securities, as also described under "Special Investment Considerations," and may invest more than 35% of its assets in securities that are not covered by insurance. The Fund may also invest up to 20% of its net assets in such "private activity" obligations and taxable securities (1) if, in the Investment Adviser's opinion, investment considerations make it advisable to do so, (2) to meet temporary liquidity requirements, and (3) during the period between a commitment to purchase municipal bonds and the settlement date of such purchase.

     Rather than simply hold a fixed portfolio of bonds, the Investment Adviser will attempt to take advantage of opportunities in the marketplace to achieve a higher total return (i.e., the combination of income and capital performance over the long term) when such action is not inconsistent with the objective of providing a high level of tax-free income. The Fund will have an average weighted maturity that, in the Investment Adviser's judgment, produces the best compromise between return and stability of principal. Distributions of the Fund's annual interest income from its tax-exempt securities will generally be exempt from regular federal income tax. Distributions exempt from regular federal income tax may not be exempt from the federal alternative minimum tax or from state or local taxes, and distributions, if any, made from realized capital gains or other taxable income will be subject to federal, state and local taxes where applicable. In addition, the market prices of municipal bonds, like those of taxable debt securities, vary inversely with interest rate changes. As a result, the Fund's net asset value per share can be expected to fluctuate and shareholders may receive more or less than the purchase price for shares which they redeem.

     The Fund intends all municipal securities in which it invests will be covered by insurance guaranteeing the timely payment of principal and interest. The insurance covering municipal securities in the Fund's portfolio may be provided (i) under a "new issue" insurance policy obtained by the issuer or underwriter of a municipal security, (ii) under a "secondary market" policy purchased by the Fund with respect to a municipal security or (iii) under a portfolio insurance policy maintained by the Fund. These forms of insurance, which are more fully described below under "Portfolio Insurance", are available from a number of insurance companies. The Fund will only acquire insurance from, and purchase municipal securities insured by, companies whose claims paying ability is rated AAA or Aaa at the time of purchase. Changes in the financial condition of an insurer could result in a subsequent reduction or withdrawal of such rating. In each case, such insurance policies guarantee only the timely payment of principal and interest on the insured municipal security. Market value, which may fluctuate due to changes in interest rates or factors affecting the credit of the issuer or the insurer, is not insured.


WRIGHT CURRENT INCOME FUND (WCIF). WCIF invests primarily in debt obligations issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, mortgage-related securities of governmental or corporate issuers and corporate debt securities. The U.S. Government securities in which the Fund may invest include direct obligations of the U.S. Government, such as bills, notes, and bonds issued by the U.S. Treasury; obligations of U.S. Government agencies and instrumentalities secured by the full faith and credit of the U.S. Treasury, such as securities of the Government National Mortgage Association (GNMA) or the Export-Import Bank; obligations secured by the right
to borrow from the U.S. Treasury, such as securities issued by the Federal Financing Bank or the Student Loan Marketing Association; and obligations backed only by the credit of the government agency itself, such as securities of the Federal Home Loan Bank, the Federal National Mortgage Association (FNMA) and the Federal Home Loan Mortgage Corporation (FHLMC).

     The Fund may invest in mortgage-related securities issued by certain of the agencies or federally chartered corporations listed above. These include mortgage-backed securities of GNMA, FNMA and FHLMC, debentures and short-term notes issued by FNMA and collateralized mortgage obligations issued by FHLMC. WCIF expects to concentrate its investments in Ginnie Mae pass-through securities guaranteed by the Government National Mortgage Association (GNMA or Ginnie Mae). These securities are backed by a pool of mortgages which pass through to investors the principal and interest payments of homeowners. Ginnie Mae guarantees that investors will receive timely principal payments even if homeowners do not make their mortgage payments on time. See "Special Investment Considerations -- Mortgage-Related Securities" below.


     The corporate debt securities in which the Fund may invest include commercial paper and other short-term instruments rated A-1 by Standard & Poor's or P-1 by Moody's. The Fund may invest in unrated debt securities if these are determined by Wright pursuant to guidelines established by the Trust's Trustees to be of a quality comparable to that of the rated securities in which the Fund may invest. All of the corporate debt securities purchased by the Fund must meet Wright Quality Rating Standards.

     The Fund may enter into repurchase agreements with respect to any securities in which it may invest.

OTHER INVESTMENT POLICIES

The Trust has adopted certain fundamental investment restrictions which are enumerated in detail in the Statement of Additional Information and which may be changed as to a Fund only by the vote of a majority of the Fund's outstanding voting securities. Among these restrictions, the Trust may not borrow money in excess of 1/3 of the current market value of the net assets of a Fund (excluding the amount borrowed), invest more than 5% of a Fund's total assets taken at current market value in the securities of any one issuer, allow a Fund to purchase more than 10% of the voting securities of any one issuer or invest 25% or more of a Fund's total assets in the securities of issuers in the same industry. There is, however, no limitation in respect to investments in obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities. None of the Funds has any current intention of borrowing for leverage or speculative purposes.

     The Trust may, with respect to WTFB, invest more than 25% of the total assets of the Fund in municipal securities of one of more issuers of the following types: public housing authorities; state and local housing finance authorities; and municipal utilities systems, provided that they are secured or backed by the U.S. Treasury or other U.S. Government agencies or by any agency, insurance company, bank or other financial organization acceptable to the Trust's Trustees. There could be economic, business or political developments which might affect all municipal securities of a similar type. However, the Trust believes that the most important consideration affecting risk is the quality of municipal securities and/or the creditworthiness of any guarantor thereof.

     None of the Funds is intended to be a complete investment program, and the prospective investor should take into account his objectives and other investments when considering the purchase of any Fund's shares. The Funds cannot eliminate risk or assure achievement of their objectives.


SPECIAL INVESTMENT CONSIDERATIONS

REPURCHASE AGREEMENTS. Each of the Funds may enter into repurchase agreements to the extent permitted by its investment  policies.  A repurchase  agreement is an
agreement under which the seller of securities agrees to repurchase and the Fund agrees to resell the securities at a specified time and price. A Fund may enter into repurchase agreements only with large, well-capitalized banks or government securities dealers that meet Wright credit standards. In addition, such repurchase agreements will provide that the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest earned under the repurchase agreement. In the event of a default or bankruptcy by a seller under a repurchase agreement, the Fund will seek to liquidate such collateral. However, the exercise of the right to liquidate such collateral could involve certain costs, delays and restrictions and is not ultimately assured. To the extent that proceeds from any sale upon a default of the obligation to repurchase are less than the repurchase price, the Fund could suffer a loss.


DEFENSIVE INVESTMENTS. During periods of unusual market conditions, when Wright believes that investing for temporary defensive purposes is appropriate, all or a portion of each Fund's assets may be held in cash or invested in short-term obligations. Short-term obligations that may be held by WTRB, WTFB and WCIF include but are not limited to short-term obligations issued or guaranteed as to interest and principal by the U.S. Government or any agency or instrumentality thereof (including repurchase agreements collateralized by such securities); commercial paper which at the date of investment is rated A-1 by Standard & Poor's or P-1 by Moody's, or, if not rated by such rating organizations, is deemed by Wright pursuant to procedures established by the Trustees to be of comparable quality; short-term corporate obligations and other debt instruments which at the date of investment are rated AA or better by Standard & Poor's or Aa or better by Moody's or, if unrated by such rating organizations, are deemed by Wright pursuant to procedures established by the Trustees to be of comparable quality; and certificates of deposit, bankers' acceptances and time deposits of domestic banks which are determined to be of high quality by Wright pursuant to procedures established by the Trustees. The Funds may invest in instruments and obligations of banks that have other relationships with the Funds, Wright or Eaton Vance. No preference will be shown towards investing in banks which have such relationships.


MUNICIPAL SECURITIES. Municipal securities in which the WTFB may invest include municipal notes and municipal bonds. Municipal notes are generally used to provide for short-term capital needs and generally have maturities of one year or less. Municipal bonds include general obligation bonds, which are secured by the issuer's pledge of its faith, credit and taxing power for payment of principal and interest, and revenue bonds, which are generally paid from the revenues of a particular facility or a specific excise tax or other source.

PORTFOLIO INSURANCE. The three types of insurance are "new issue" insurance, portfolio insurance and "secondary market" insurance. WTFB will obtain a portfolio insurance policy which would guarantee payment of principal and interest on eligible municipal securities owned by WTFB which are not otherwise insured by "new issue" insurance or "secondary market" insurance and which would therefore require insurance coverage under WTFB's investment policies. Under a portfolio policy, the insurer may from time to time establish criteria for determining municipal securities eligible for insurance. WTFB will not purchase a municipal security which is not eligible for coverage under a portfolio policy unless the municipal security is otherwise insured.

     Unlike "new issue" insurance, which continues in force for the life of the security, a municipal security will be entitled to the benefit of insurance under a portfolio policy only so long as WTFB owns the security. If WTFB sells the security, the insurance protection ends. As a result, the Trust will generally not attribute any value to portfolio insurance in valuing WTFB's investments. However, if any municipal security is in default or presents a material risk of default, the Trust intends to continue to hold the security in its portfolio and to place a value on the insurance protection. Thus, the Investment Adviser's ability to manage the portfolio of WTFB or to obtain portfolio insurance from other insurers may be limited to the extent that it holds defaulted municipal securities. Portfolio insurance cannot be cancelled by the insurer with respect to any municipal security already held by WTFB except for non-payment of premiums. However, there is no assurance that portfolio insurance will be available at reasonable premium rates. WTFB may at times purchase "secondary market" insurance on municipal securities which it holds or acquires. Like "new issue" insurance, this insurance continues in force for the life of the municipal security for the benefit of any holder of the security. The purchase of secondary market insurance would be reflected in the market value of the municipal security and, if available, may enable WTFB to dispose of a defaulted security at a price similar to that of comparable, undefaulted securities.


     Insurance premiums paid by WTFB for portfolio insurance would be treated as an expense of WTFB, reducing WTFB's net investment income. While the amount of premiums depends on the composition of WTFB's portfolio, WTFB estimates that, at current rates, its annual premium expense for portfolio insurance, if purchased, would range from 0.1% to 0.5% of that portion of WTFB's assets covered by such insurance. Premiums paid, however, for secondary market insurance would be treated as capital costs, increasing WTFB's cost basis in its investments and reducing its effective yield. During the year ended December 31, 1995, WTFB did not incur any insurance premiums.


MORTGAGE-RELATED SECURITIES. WTRB and WCIF may invest in mortgage-related securities, including collateralized mortgage obligations ("CMOs") and other derivative mortgage-related securities. These securities will either be issued by the U.S. Government or one of its agencies or instrumentalities or, if privately issued, supported by mortgage collateral that is insured, guaranteed or otherwise backed by the U.S. Government or its agencies or instrumentalities. THE FUNDS DO NOT INVEST IN THE RESIDUAL CLASSES OF CMOS, STRIPPED MORTGAGE-RELATED SECURITIES, LEVERAGED FLOATING RATE INSTRUMENTS OR INDEXED SECURITIES.

     Mortgage-related securities represent participation interests in pools of adjustable and fixed mortgage loans. Unlike conventional debt obligations, mortgage-related securities provide monthly payments derived from the monthly interest and principal payments (including any prepayments) made by the individual borrowers on the pooled mortgage loans. The mortgage loans underlying mortgage-related securities are generally subject to a greater rate of principal prepayments in a declining interest rate environment and to a lesser rate of principal prepayments in an increasing interest rate environment. Under certain interest and prepayment rate scenarios, a Fund may fail to recover the full amount of its investment in mortgage-related securities purchased at a premium, notwithstanding any direct or indirect governmental or agency guarantee. The Fund may realize a gain on mortgage-related securities purchased at a discount. Since faster than expected prepayments must usually be invested in lower yielding securities, mortgage-related securities are less effective than conventional bonds in "locking in" a specified interest rate. Conversely, in a rising interest rate environment, a declining prepayment rate will extend the average life of many mortgage-related securities. Extending the average life of a mortgage-related security increases the risk of depreciation due to future increases in market interest rates.

     A Fund's investments in mortgage-related securities may include conventional mortgage pass-through securities and certain classes of multiple class CMOs. Senior CMO classes will typically have priority over residual CMO classes as to the receipt of principal and/or interest payments on the underlying mortgages. The CMO classes in which a Fund may invest include sequential and parallel pay CMOs, including planned amortization class ("PAC") and target amortization class ("TAC") securities.

     Different types of mortgage-related securities are subject to different combinations of prepayment, extension, interest rate and/or other market risks. Conventional mortgage pass-through securities and sequential pay CMOs are subject to all of these risks, but are typically not leveraged. PACs, TACs and other senior classes of sequential and parallel pay CMOs involve less exposure to prepayment, extension and interest rate risk than other mortgage-related securities, provided that prepayment rates remain within expected prepayment ranges or "collars."


THE INVESTMENT ADVISER


Each Fund has engaged The Winthrop Corporation ("Winthrop"), to act as its investment adviser pursuant to an Investment Advisory Contract. Pursuant to a service agreement effective February 1, 1996 between Winthrop and its wholly-owned subsidiary, Wright Investors' Service, Inc. ("Wright), Wright, acting under the general supervision of the Trust's Trustees, furnishes each Fund with investment advice and management services. Winthrop supervises Wright's performance of this function and retains its contractual obligations under its Investment Advisory Contract with each Fund. The address of both Winthrop and Wright is 1000 Lafayette Boulevard, Bridgeport, Connecticut. The Trustees of the Trust are responsible for the general oversight of the conduct of the Funds' business.

     Wright is a leading independent international investment management and advisory firm which, together with its parent, Winthrop, has more than 30 years' experience. Its staff of over 150 people includes a highly respected team of 65 economists, investment experts and research analysts. Wright manages assets for bank trust departments, corporations, unions, municipalities, eleemosynary institutions, professional associations, institutional investors, fiduciary organizations, family trusts and individuals as well as mutual funds. Wright operates one of the world's largest and most complete databases of financial information on 13,000 domestic and international corporations. At the end of 1995, Wright managed approximately $4 billion of assets.

     Under the Fund's Investment Advisory Contract, each Fund is required to pay Winthrop a monthly advisory fee calculated at the annual rates (as a percentage of average daily net assets) set forth in the table below. Effective February 1, 1996, Winthrop will cause the Funds to pay to Wright the entire amount of the advisory fee payable by each Fund under its Investment Advisory contract with Winthrop. The following table also lists each Fund's aggregate net asset value at December 31, 1995 and the advisory fee rate paid for the fiscal year ended December 31, 1995.


                 ANNUAL % ADVISORY FEE RATES

                $100 Mil.  $250 Mil.  $500 Mil.
       Under       to         to         to        Over
     $100 Mil.  $250 Mil.  $500 Mil.   $1 Bil.    $1 Bil.
---------------------------------------------------------

       0.40%      0.46%      0.42%      0.38%      0.33%
---------------------------------------------------------


                   Aggregate Net Assets    Fee Rate for the
                            at             Fiscal Year Ended
                         12/31/95              12/31/95
-------------------------------------------------------------

WUSTB                 $ 15,156,244               0.40%(1)
WNTB                   143,599,834               0.43%
WTRB                   122,761,602               0.41%
WTFB                     9,934,695               0.40%(2)
WCIF                    66,345,173               0.40%
-------------------------------------------------------------

(1) To enhance the net income of the Fund, Wright made a reduction of its advisory fee in the amount of $17,515 or from 0.40% to 0.29%.

(2) To enhance the net income of the Fund, Wright made a reduction of its advisory fee in the full amount (from 0.40% to 0%) and was allocated $927 of expenses related to the operation of the Fund.

     Shareholders of the Funds who are also advisory clients of Wright may have agreed to pay Wright a fee for such advisory services. Wright does not intend to exclude from the calculation of the investment advisory fees payable to Wright by such advisory clients the portion of the advisory fee payable by the Funds. Accordingly, a client may pay an advisory fee to Wright in accordance with Wright's customary investment advisory fee schedule charged to investment advisory clients and at the same time, as a shareholder in a Fund, bear its share of the advisory fee paid by the Fund to Wright as described above.

     Pursuant to the Investment Advisory Contract, Wright also furnishes for the use of each Fund office space and all necessary office facilities, equipment and personnel for servicing the investments of each Fund. Each Fund is responsible for the payment of all expenses relating to its operations other than those expressly stated to be payable by Wright under its Investment Advisory Contract.


     Wright places the portfolio security transactions for each Fund, which in some cases may be effected in block transactions which include other accounts managed by Wright. Wright provides similar services directly for bank trust departments. Wright seeks to execute the Funds' portfolio security transactions on the most favorable terms and in the most effective manner possible. Subject to the foregoing, Wright may consider sales of shares of the Funds or of other investment companies sponsored by Wright as a factor in the selection of broker-dealer firms to execute such transactions.


     An Investment Committee of six senior officers, all of whom are experienced analysts, exercises disciplined direction and control over all investment selections, policies and procedures for each Fund. The Committee, following highly disciplined buy-and-sell rules, makes all decisions for the selection, purchase and sale of all securities. The members of the Committee are as follows:


     JOHN WINTHROP WRIGHT, Chairman of the Investment Committee, Chairman and Chief Executive Officer of Wright. AB Amherst College. Before founding Wright in 1960, Mr. Wright was treasurer, St. John's College; Commander, USNR; Executive Vice President, Standard Air Services; President, Wright Power Saw & Tool Corp.; Senior Partner, Andris Trubee & Co. (financial consultants); and Chairman, Rototiller, Inc. Mr. Wright has frequently been interviewed on radio and television in the United States and Europe and his published investment and financial writings are widely quoted. His testimony has often been requested by various House and Senate Committees of the Congress on matters concerning monetary policy and taxes. He participated in the 1974 White House Financial Summit on Inflation and the 1980 Congressional Economic Conference. He is a director of the Center for Financial Studies and a member of the Board of Visitors of the School of Business at Fairfield University, a fellow of the University of Bridgeport Business School and a Trustee of the Institutes for the Development of Human Potential in Philadelphia. He is also a member of the New York Society of Security Analysts.

     JUDITH R. CORCHARD, Vice Chairman of the Investment Committee, Executive Vice President-Investment Management of Wright. Ms. Corchard attended the University of Connecticut and joined Wright in 1960. She is a member of the New York Society of Security Analysts and the Hartford Society of Financial Analysts.

     PETER M. DONOVAN, CFA, President of Wright. Mr. Donovan received a BA Economics, Goddard College and joined Wright from Jones, Kreeger & Co., Washington, DC in 1966. Mr. Donovan is the president of The Wright Managed Blue Chip Series Trust, The Wright Managed Income Trust, The Wright Managed Equity Trust and The Wright EquiFund Equity Trust. He is also director of EquiFund - Wright National Equity Fund, a Luxembourg SICAV. He is a member of the New York Society of Security Analysts and the Hartford Society of Financial Analysts.

     JATIN J. MEHTA, CFA, Executive Counselor and Director of Education of Wright. Mr. Mehta received a BS Civil Engineering, University of Bombay, India and an MBA from the University of Bridgeport. Before joining Wright in 1969, Mr. Mehta was an executive of the Industrial Credit Investment Corporation of India, a World Bank agency in India for financial assistance to private industry. He is a Trustee of The Wright Managed Blue Chip Series Trust. He is a member of the New York Society of Security Analysts and the Hartford Society of Financial Analysts.

     HARIVADAN K. KAPADIA, CFA, Senior Vice President - Investment Analysis and Information of Wright. Mr.Kapadia received a BA (hon.) Economics and Statistics and MA Economics, University of Baroda, India and an MBA from the University of Bridgeport. Before joining Wright in 1969, Mr. Kapadia was Assistant Lecturer at the College of Engineering and Technology in Surat, India and Lecturer, B.J. at the College of Commerce & Economics, VVNagar, India. He has published the textbooks: "Elements of Statistics," "Statistics," "Descriptive Economics," and "Elements of Economics." He was appointed Adjunct Professor at the Graduate School of Business, Fairfield University in 1981. He is a member of the New York Society of Security Analysts and the Hartford Society of Financial Analysts.

     MICHAEL F. FLAMENT, CFA, Senior Vice President - Investment and Economic Analysis of Wright. Mr. Flament received a BS Mathematics, Fairfield University; MA Mathematics, University of Massachusetts and an MBA Finance, University of Bridgeport. He is a member of the New York Society of Security Analysts and the Hartford Society of Financial Analysts.


     Wright is also the investment adviser to the other funds in The Wright Managed Income Trust, The Wright Managed Equity Trust, The Wright Managed Blue Chip Series Trust and The Wright EquiFund Equity Trust (the "Wright Funds").



THE ADMINISTRATOR

The Trust engages Eaton Vance as its administrator under an Administration Agreement. Under the Administration Agreement, Eaton Vance is responsible for managing the legal and business affairs of each Fund, subject to the supervision of the Trust's Trustees. Eaton Vance's services include recordkeeping, preparation and filing of documents required to comply with federal and state securities laws, supervising the activities of the custodian and transfer agent, providing assistance in connection with the Trustees' and shareholders' meetings and other administrative services necessary to conduct each Fund's business. Eaton Vance will not provide any investment management or advisory services to the Funds. For its services under the Administration Agreement, Eaton Vance receives monthly administration fees at the annual rates (as a percentage of average daily net assets) as follows:



             ANNUAL % ADMINISTRATION FEE RATES


                    $100 Mil.    $250 Mil..
       Under           to            to          Over
     $100 Mil.      $250 Mil.     $500 Mil.    $500 Mil.
---------------------------------------------------------

       0.10%          0.04%         0.03%        0.02%
---------------------------------------------------------


For the fiscal year ended December 31, 1995, each Fund paid administration fees (as an annualized percentage of average dialy net assets) as follows: WUSTB (0.10%); WNTB (0.07%); WTRB (0.09%); WTFB (0.10%) and WCIF (0.10%).

Eaton Vance, its affiliates and its predecessor companies have been managing assets of individuals and institutions since 1924 and managing investment companies since 1931. In addition to acting as the administrator of the Funds, Eaton Vance or its affiliates act as investment adviser to investment companies and various individual and institutional clients with assets under management of approximately $16 billion. Eaton Vance is a wholly-owned subsidiary of Eaton Vance Corp. ("EVC"), a publicly held holding company. EVC, through its subsidiaries and affiliates, engages in investment management and marketing activities, oil and gas operations, real estate investment consulting and management and the development of precious metals properties.

DISTRIBUTION EXPENSES


In addition to the fees and expenses payable by each Fund in accordance with its Investment Advisory Contract and Administration Agreement, each Fund pays for certain expenses pursuant to a Distribution Plan (the "Plans") as adopted by the Trust and designed to meet the requirements of Rule 12b-1 under the 1940 Act and
Article III, Section 26 of the Rules of Fair Practice of the National Association of Securities Dealers, Inc. (the "NASD").


     The Trust's Plan provides that monies may be spent by a Fund on any activities primarily intended to result in the sale of the Fund's shares, including, but not limited to, compensation paid to and expenses incurred by officers, Trustees, employees or sales representatives of the Trust, including telephone expenses, the printing of prospectuses and reports for other than existing shareholders, preparation and distribution of sales literature, and advertising of any type. The expenses covered by the Trust's Plan may include payments to any separate distributors under agreement with the Trust for activities primarily intended to result in the sale of the Trust's shares.

     The Trust has entered into a distribution contract with Wright Investors' Service Distributors, Inc. ("WISDI" or the "Principal Underwriter"), a wholly-owned subsidiary of Wright. Under the Plan, it is intended that each Fund will pay 2/10 of 1% of its average daily net assets to WISDI. Subject to the 2/10 of 1% per annum limitation imposed by the Plans, each Fund may pay separately for expenses of any other activities primarily intended to result in the sale of its shares.


     The Principal Underwriter may use the distribution fee for its expenses of distributing each Fund's shares, including allocable overhead expenses. Any distribution expenses exceeding the amounts paid by the Funds to the Principal Underwriter were not incurred by the Principal Underwriter but were paid by Wright from its own assets. Distribution expenses not specifically attributable to a particular Fund are allocated among the Funds based on the amount of sales of each Fund's shares resulting from the Principal Underwriter's distribution efforts and expenditures. If the distribution fee exceeds the Principal Underwriter's expenses, the Principal Underwriter may realize a profit from these arrangements. The Trust's Plan is a compensation plan. If the Plan is terminated, the Funds will stop paying the distribution fee and the Trustees will consider other methods of financing the distribution of the Funds' shares.



For the fiscal year ended December 31, 1995, each Fund made distribution expense payments (as an annualized percentage of average daily net assets as follows:
WUSTB (0.00%);  WNTB (0.20%);WTRB  (0.20%);  WTFB (0.00%) and WCIF (0.20%).  For
WUSTB and WTFB, WISDI reduced its fee in the full amount.




HOW THE FUNDS VALUE THEIR SHARES


The net asset value of each Fund is determined by Investors Bank & Trust Company ("IBT"), the Funds' custodian (as agent for the Funds), in the manner authorized by the Trustees of the Trust. Briefly, this determination is made as of the close of regular trading (presently at 4:00 P.M.) on the New York Stock Exchange (the "Exchange") each day on which the Exchange is open for trading. The net asset value per share is determined by dividing the number of outstanding shares of the par- ticular Fund into its net worth (the excess of the Fund's assets over its liabilities). Securities of the various Funds for which market quotations are readily available are valued at current market value. These valuations are furnished to the Funds by a pricing service. Valuations of securities for which quotations are not readily available are determined in good faith by or at the direction of the Trust's Trustees.

HOW TO BUY SHARES



Shares of each Fund are sold without a sales charge at the net asset value next determined after the receipt of a purchase order as described below. The minimum initial investment per Fund is $1,000, although this will be waived for investments in 401(k) tax-sheltered retirement plans or for Bank Draft Investing accounts, which may be established with an investment of $50 or more. There is no minimum amount required for subsequent purchases, except that subsequent investments for Bank Draft Investing accounts must be at least $50. Each Fund reserves the right to reject any order for the purchase of its shares or to limit or suspend, without prior notice, the offering of its shares.


     Shares of each Fund may be purchased or redeemed through an investment dealer, bank or other institution. Charges may be imposed by the institution for its services. Any such charges could constitute a material portion of a smaller account. Shares may be purchased or redeemed directly from or with each Fund without imposition of any charges other than those described in this Prospectus.


  BY WIRE: Investors may purchase shares by transmitting immediately available funds (Federal Funds) by wire to:

                    Boston Safe Deposit and Trust Company
                              One Boston Place
                                Boston, MA

                              ABA: 011001234
                              Account 081345
                      Further Credit: (Name of Fund)
                    (Include your Fund account number)



     Initial purchase -- Upon making an initial investment by wire, an investor must first telephone the Order Department of the Funds at (800) 225-6265, ext. 3, to advise of the action and to be assigned an account number. If this telephone call is not made, it may not be possible to process the order promptly. In addition, an Account Instructions form, which is available through WISDI, should be promptly forwarded to First Data Investor Services Group (the "Transfer Agent") at the following address:


                      Wright Managed Investment Funds
                              BOS 725
                          P.O. Box 1559
                       Boston, Massachusetts 02104


     Subsequent Purchases -- Additional investments may be made at any time through the wire procedure described above. The Funds' Order Department must be immediately advised by telephone at (800) 225-6265, ext. 3, of each transmission of funds by wire.


     BY MAIL: Initial Purchases -- The Account Instructions form available through WISDI should be completed by an investor, signed and mailed with a check, Federal Reserve Draft, or other negotiable bank draft, drawn on a U.S. bank and payable in U.S. dollars, to the order of the Fund whose shares are being purchased, as the case may be, and mailed to the Transfer Agent at the above address.

     Subsequent Purchases -- Additional purchases may be made at any time by an investor by check, Federal Reserve draft, or other negotiable bank draft, drawn on a U.S. bank and payable in U.S. dollars, to the order of the relevant Fund at the above address. The sub-account, if any, to which the subsequent purchase is to be credited should be identified together with the sub-account number and, unless otherwise agreed, the name of the sub-account.

     BANK DRAFT INVESTING -- FOR REGULAR SHARE ACCUMULATION: Cash investments of $50 or more may be made through the shareholder's checking account via bank draft each month or quarter. The $1,000 minimum initial investment and small account redemption policy are waived for Bank Draft Investing accounts.

     PURCHASE THROUGH EXCHANGE OF SECURITIES: Investors wishing to purchase shares of a Fund through an exchange of portfolio securities should contact WISDI to determine the acceptability of the securities and make the proper arrangements. The shares of a Fund may be purchased, in whole or in part, by delivering to the Fund's custodian securities that meet the investment objective and policies of the Fund, have readily ascertainable market prices and quotations and which are otherwise acceptable to the Investment Adviser and the Fund. The Trust will only accept securities in exchange for shares of the Funds for investment purposes and not as agent for the shareholders with a view to a resale of such securities. The Investment Adviser, WISDI and the Funds reserve the right to reject all or any part of the securities offered in exchange for shares of a Fund. An investor who wishes to make an exchange should furnish to WISDI a list with a full and exact description of all of the securities which he proposes to deliver. WISDI or the Investment Adviser will specify those securities which the Fund is prepared to accept and will provide the investor with the necessary forms to be completed and signed by the investor. The investor should then send the securities, in proper form for transfer, with the necessary forms to the Fund's custodian and certify that there are no legal or contractual restrictions on the free transfer and sale of the securities. Exchanged securities will be valued at their fair market value as of the date that the securities in proper form for transfer and the accompanying purchase order are both received by the Trust, using the procedures for valuing portfolio securities as described under "How the Funds Value their Shares" on page 18. However, if the NYSE or appropriate foreign stock exchange is not open for unrestricted trading on such date, such valuation shall be on the next day on which such Exchange is so open. The net asset value used for purposes of pricing shares sold under the exchange program will be the net asset value next determined following the receipt of both the securities offered in exchange and the accompanying purchase order. Securities to be exchanged must have a minimum aggregate value of $5,000. An exchange of securities is a taxable transaction which may result in realization of a gain or loss for federal and state income tax purposes.


HOW SHAREHOLDER ACCOUNTS ARE MAINTAINED

Upon the initial purchase of a Fund's shares, an account will be opened for the account or sub-account of an investor. Subsequent investments may be made at any time by mail to the Transfer Agent or by wire, as noted above. Distributions paid in additional shares are credited monthly to the accounts. Confirmation statements indicating total shares of each Fund owned in the account or each sub-account will be mailed to investors quarterly and at the time of each purchase or redemption. The issuance of shares will be recorded on the books of the relevant Fund. The Trust does not issue share certificates.


DISTRIBUTIONS BY THE FUNDS

Any net investment income earned by the Funds will be declared daily as a dividend to shareholders of record at the time of declaration. Such dividends will be distributed to shareholders monthly and will be reinvested in additional shares of the same Fund unless the shareholder elects to receive the dividends in cash. Dividends to be reinvested will be reinvested as of the first business day of the month following their declaration. Dividends paid in cash will normally be mailed on the second business day of the month following their declaration. Net investment income will consist of interest accrued and discount earned, if any, less any accrued estimated expenses subsequent to the prior calculation of net income, if any, on the assets of the Fund. Distributions of net short-term and long-term capital gains of each Fund (reduced by any available capital loss carryforwards from prior years) will be made at least annually.

TAXES


Each Fund is treated as a separate entity for federal income tax purposes under the Internal Revenue Code of 1986, as amended (the "Code"). Each Fund has qualified and elected to be treated as a regulated investment company for federal income tax purposes and intends to continue to qualify as such. In order to so qualify, each Fund must meet certain requirements with respect to sources of income, diversification of assets, and distributions to shareholders. Each Fund does not pay federal income or excise taxes to the extent that it distributes to its shareholders all of its net investment income and net realized capital gains in accordance with the timing requirements of the Code. In addition, none of the Funds will be subject to income, corporate excise or franchise taxes in Massachusetts as long as it qualifies as a regulated investment company under the Code.


     In order to avoid federal excise tax, the Code requires that each Fund distribute (or be deemed to have distributed) by December 31 of each calendar year at least 98% of its ordinary income (not including tax-exempt income) for such year, at least 98% of the excess of its realized capital gains over its realized capital losses (after reduction by any available capital loss carryforwards) for the one-year period ending on October 31 of such year or, at the election of a Fund with a taxable year ending on December 31, for such taxable year and 100% of any income and capital gains from the prior year (as previously computed) that was not paid out during such year and on which the Fund paid no federal income tax.


     Net realized capital gains of each Fund for a given taxable year are computed by taking into account any capital loss carryforward of the Fund. As of December 31, 1995, the Funds, for federal income tax purposes, had capital loss carryovers of $434,300 (WUSTB), $21,682,260 (WNTB), $914,103 (WCIF) and
$1,472,119 (WTRB) which will reduce each of the aforementioned Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distribution to shareholders which would otherwise be necessary to relieve each of the aforementioned Funds of liability for federal income tax.

TAXABLE FUNDS. For federal income tax purposes, distributions derived from ordinary income and net short-term capital gains of WUSTB, WNTB, WTRB and WCIF Funds (the "Taxable Funds") are taxable to the shareholders as ordinary income whether a shareholder elects to have these dividends reinvested in additional shares or paid in cash. Distributions derived from net long-term capital gains are taxable as long-term capital gains, whether reinvested or paid in cash, and regardless of the length of time a shareholder has owned shares of the Fund. A portion of certain distributions on shares of the Taxable Funds received shortly after their purchase, although in effect a return of a portion of the purchase price, may be subject to federal income tax.

     Since it is anticipated that virtually all of the ordinary income from each of the Taxable Funds will be derived from interest income rather than dividends, it is unlikely that any portion of the dividends paid by any of the Taxable Funds will be eligible for the dividends received deduction for corporations.

     Distributions made by the Taxable Funds will generally be subject to state and local income taxes. A state income (and possibly local income and/or intangible property) tax exemption is generally available to the extent a Fund's distributions are derived from interest on (or, in the case of intangible taxes, the value of its assets is attributable to) certain U.S. Government obligations, provided in some states that certain thresholds for holdings of such obligations and/or reporting requirements are satisfied. The Trust will report to shareholders of the Taxable Funds annually the percentages of distributions which are derived from such interest income.

WRIGHT  INSURED  TAX FREE BOND FUND.  Distributions  of net tax exempt  interest income of the WTFB Fund (the "Fund") that are properly designated as "exempt-interest dividends" may be treated by shareholders as interest excludable from gross income in computing regular federal income tax. In order to qualify as a regulated investment company and be entitled to pay exempt-interest dividends to its shareholders, the Fund must and intends to satisfy certain requirements, including the requirement that, at the close of each quarter of its taxable year, at least 50% of the value of its total assets consists of obligations the interest on which is excludable from gross income under Section 103 of the Code.

     Interest on indebtedness incurred or continued by a shareholder to purchase or carry shares of the Fund is not deductible to the extent it is deemed related to the Fund's exempt-interest dividends. Further, entities or persons who are "substantial users" (or persons related to "substantial users") of facilities financed by industrial development or private activity bonds should consult their tax advisers before purchasing shares of the Fund. The term "substantial user" is defined in applicable Treasury regulations to include a "non-exempt person" who regularly uses in a trade or business a part of a facility financed from the proceeds of industrial development bonds and would likely be interpreted to include private activity bonds issued to finance similar facilities. Exempt-interest dividends attributable to interest on certain private activity bonds issued after August 7, 1986 are treated as a tax preference item for purposes of the alternative minimum tax applicable to individuals and corporations, and all exempt-interest dividends are taken into account in determining "adjusted current earnings" (to the extent not already included in alternative minium taxable income as income attributable to private activity bonds) for purposes of the alternative minimum tax applicable to corporations.

     From time to time, proposals have been introduced before Congress for the purpose of restricting or eliminating the federal income tax exemption for interest on certain types of municipal obligations, and it can be expected that similar proposals may be introduced in the future. Federal tax legislation enacted in 1986 eliminated the federal income tax exemption for interest on certain state and municipal obligations and has required interest on other obligations, although exempt from regular federal income tax, to be treated as a tax preference item for purposes of the individual and corporate alternative minimum tax. Tax-exempt distributions are also required to be reported by shareholders on their federal income tax returns. The availability of state and municipal obligations for investment by the Fund and the value of the assets of the Fund may be affected by such legislation or future legislation. The Trust intends to monitor the effect legislation may have upon the operations and policies of the Fund.

     The Fund may realize some short-term or long-term capital gains (and/or losses) as a result of market transactions, including sales of portfolio securities and rights to when-issued securities. Any distributions derived from net short-term capital gains would be taxable to the shareholders as ordinary income, and any distributions derived from net long-term capital gains would be taxable to shareholders as long-term capital gains. However, it is expected that such amounts, if any, would be insubstantial in relation to the tax-exempt interest generated by the Fund. Any capital loss realized upon the redemption of shares of the Fund with a tax holding period of six months or less will be disallowed to the extent of any exempt-interest dividends received on such shares. Distributions of income derived by the Fund from repurchase agreements, securities lending, certain market discount, and a portion of the discount on certain stripped municipal obligations and their coupons will also be taxed to shareholders as ordinary income. No portion of the Fund's distributions will be eligible for the dividends received deduction for corporations.

     Distributions of tax exempt income are taken into consideration in computing the portion, if any, of social security benefits and railroad retirement benefits subject to federal and, in some cases, state taxes.

     The exemption of interest income for federal income tax purposes does not necessarily result in exemption under the income or other tax laws of any state or local taxing authority. In certain states, shareholders of the Fund may be exempt from state and local taxes on distributions of tax-exempt interest income derived from obligations of the state and/or municipalities of the state in which they are resident, but taxable generally on income derived from obligations of other jurisdictions. The Trust will report annually to shareholders of the Fund the percentage of net tax exempt income earned by such Fund which represents interest on obligations of issuers located in each state.


ALL FUNDS

Annually shareholders of each Fund that are not exempt from information reporting requirements will receive information on Form 1099 (except exempt-interest dividends are not reportable on such form) to assist in reporting the prior calendar year's distributions and redemptions (including exchanges) on federal and state income tax returns. Dividends declared by a Fund in October, November or December of any calendar year to shareholders of record as of a date in such a month and paid the following January will be treated for federal income tax purposes as having been received by shareholders on December 31 of the year in which they are declared. Shareholders may realize a taxable gain or loss upon a redemption (including an exchange) of shares of a Fund. Any loss realized upon the redemption or exchange of shares of a Fund with a tax holding period of six months or less and not otherwise disallowed will be treated as a long-term capital loss to the extent of any distributions of long-term capital gains with respect to such shares. All or a portion of a loss realized upon the redemption or exchange of shares may be disallowed under "wash sale" rules to the extent shares are purchased (including shares acquired by means of reinvested dividends) within the period beginning 30 days before and ending 30 days after the date of such redemption or exchange. Shareholders should consult their own tax advisers with respect to the tax status of distributions from the Funds or redemption or exchange of Fund shares in their own states and localities.

     Under Section 3406 of the Code, individuals and other nonexempt shareholders who have not provided to a Fund their correct taxpayer identification numbers and certain required certifications will be subject to backup withholding of 31% on taxable distributions made by all of the Funds, usually excluding the WTFB Fund, and on proceeds of redemptions (including exchanges) of shares of all Funds. Taxable distributions of WTFB Fund, if any, will not be subject to backup withholding, provided that it is reasonably expected that at least 95% of the dividends of that Fund for the year will be exempt-interest dividends. In addition, the Trust may be required to impose backup withholding if it is notified by the IRS or a broker that the taxpayer identification number is incorrect or that backup withholding applies because of underreporting of interest or dividend income. If such withholding is applicable, such distributions and proceeds will be reduced by the amount of tax required to be withheld.

     Special tax rules apply to IRA accounts (including penalties on certain distributions and other transactions) and to other special classes of investors, such as tax-exempt organizations, banks or insurance companies. Investors should consult their tax advisers for more information.

     Shareholders who are not United States persons should also consult their tax advisers as to the potential application of certain U.S. taxes, including a 30% U.S. withholding tax (or withholding tax at a lower treaty rate) on dividends representing ordinary income to them, and of foreign taxes to their investment in the Funds.

HOW TO EXCHANGE SHARES

Shares of any Fund may be exchanged for shares of the other funds in The Wright Managed Income Trust, The Wright Managed Equity Trust or The Wright EquiFund Equity Trust at net asset value at the time of the exchange.

     This exchange offer is available only in states where shares of such other fund may be legally sold. Each exchange is subject to a minimum initial investment of $1,000 in each fund.

     The prospectus of each fund describes its investment objectives and policies and shareholders should obtain a prospectus and consider these objectives and policies carefully before requesting an exchange.

     Shareholders purchasing shares from an Authorized Dealer may effect exchanges between the above funds through their Authorized Dealer who will transmit information regarding the requested exchanges to the Transfer Agent.


     First Data Investor Services Group makes exchanges at the next determined net asset value after receiving a request in writing mailed to the address provided under "How to Buy Shares." Telephone exchanges are also accepted if the exchange involves shares valued at less than $50,000 and on deposit with First Data Investor Services Group and the investor has not disclaimed in writing the use of the privilege. To effect such exchanges, call First Data Investor Services Group at (800) 262-1122 or within Massachusetts, (617) 573-9403, Monday through Friday, 9:00 a.m. to 4:00 p.m. (Eastern Time). All such telephone exchanges must be registered in the same name(s) and with the same address and social security or other taxpayer identification number as are registered with the Fund from which the exchange is being made. Neither the Trust, the Principal Underwriter nor First Data Investor Services Group will be responsible for the authenticity of exchange instructions received by telephone, provided that reasonable procedures have been followed to confirm that instructions communicated are genuine, and if such procedures are not followed, the Trust, the Funds, the Principal Underwriter or First Data Investor Services Group may be liable for any losses due to unauthorized or fraudulent telephone instructions. Telephone instructions will be tape recorded. In times of drastic economic or market changes, a telephone exchange may be difficult to implement. When calling to make a telephone exchange, shareholders should have their account number and social security or other taxpayer identification numbers. Additional documentation may be required for written exchange requests if shares are registered in the name of a corporation, partnership or fiduciary. Any exchange request may be rejected by a Fund or the Principal Underwriter at its discretion. The exchange privilege may be changed or discontinued without penalty at any time. Shareholders will be given sixty (60) days' notice prior to any termination or material amendment of the exchange privilege. Contact the Transfer Agent, First Data Investor Services Group, for additional information concerning the Exchange Privilege.


     Shareholders should be aware that for federal and state income tax purposes, an exchange is a taxable transaction which may result in recognition of a gain or loss.


HOW TO REDEEM OR SELL SHARES

Shares of a Fund will be redeemed at the net asset value next determined after receipt of a redemption request in good order as described below. Proceeds will be mailed within seven days of such receipt. However, at various times a Fund may be requested to redeem shares for which it has not yet received good payment. If the shares to be redeemed represent an investment made by check, each Fund may delay payment of redemption proceeds until the check has been collected which, depending upon the location of the issuing bank, could take up to 15 days. For federal and state income tax purposes, a redemption of shares is a taxable transaction and may result in recognition of a gain or loss.

     THROUGH AUTHORIZED DEALERS: Shareholders using Authorized Dealers may redeem shares through such Dealers.

     BY TELEPHONE: All shareholders are automatically eligible for the telephone redemption privilege, unless the account application indicates otherwise. Shareholders may effect a redemption by calling the Funds' Order Department at
(800) 225-6265, ext. 3 (8:30 a.m. to 4:00 p.m. Eastern time). In times when the volume of telephone redemptions is heavy, additional phone lines will automatically be added by the Funds. However, in times of drastic economic or market changes, a telephone redemption may be difficult to implement. When calling to make a telephone redemption, shareholders should have available their account number. A telephone redemption will be made at that day's net asset value, provided that the telephone redemption request is received prior to 4:00 p.m. on that day. Telephone redemption requests received after 4:00 p.m. will be effected at the net asset value determined for the next trading day. Payment will be made by wire transfer to the bank account designated and normally, as indicated above, within one business day after receipt of the redemption request in good order. Trust Departments may make redemptions and deposit the proceeds in checking or other accounts of clients, as specified in instructions furnished to the Funds at the time of initially purchasing Fund shares. Neither the Trust, the Principal Underwriter nor First Data Investor Services Group will be responsible for the authenticity of redemption instructions received by telephone, provided that reasonable procedures have been followed to confirm that instructions communicated are genuine, and if such procedures are not followed, the Trust, the Funds, the Principal Underwriter or First Data Investor Services Group may be liable for any losses due to unauthorized or fraudulent telephone instructions.

     Also, shareholders may effect a redemption by calling the Funds' Transfer Agent, First Data Investor Services Group, at (800) 262-1122 (8:30 a.m. to 4:00 p.m. Eastern time) if the redemption involves shares valued at less than $50,000 and on deposit with First Data Investor Services Group. Payment will be made by check to the address of record. Telephone instructions will be tape recorded.

     BY MAIL: A shareholder may also redeem all or any number of shares at any time by mail by delivering the request with a stock power to the Transfer Agent, First Data Investor Services Group, Wright Managed Investment Funds, P.O. Box 1559, Boston, Massachusetts 02104. As in the case of telephone requests, payments will normally be made within one business day after receipt of the redemption request in good order. Good order means that written redemption requests or stock powers must be endorsed by the record owner(s) exactly as the shares are registered and the signature(s) must be guaranteed by a member of either the Securities Transfer Association's STAMP program or the New York Stock Exchange's Medallion Signature Program, or certain banks, savings and loan institutions, credit unions, securities dealers, securities exchanges, clearing agencies and registered securities associations as required by a regulation of the Securities and Exchange Commission and acceptable to First Data Investor Services Group. In addition, in some cases, good order may require the furnishing of additional documents, such as where shares are registered in the name of a corporation, partnership or fiduciary.


     The right to redeem shares of a Fund and to receive payment therefor may be suspended at times (a) when the securities markets are closed, other than customary weekend and holiday closings, (b) when trading is restricted for any reason, (c) when an emergency exists as a result of which disposal by the Fund of securities owned by it is not reasonably practicable or it is not reasonably practicable for the Fund fairly to determine the value of its net assets, or (d) when the Securities and Exchange Commission by order permits a suspension of the right of redemption or a postponement of the date of payment or redemption.

     Although the Funds normally intend to redeem shares in cash, each Fund, subject to compliance with applicable regulations, reserves the right to deliver the proceeds of redemptions in the form of portfolio securities if deemed advisable by the Trustees of the Trust. The value of any such  portfolio
securities distributed will be determined in the manner described under "How the Funds Value their Shares" and may be more or less than a shareholder's cost depending upon the market value of portfolio securities at the time the redemption is made. If the amount of a Fund's shares to be redeemed for a shareholder or a sub-account within a 90-day period exceeds the lesser of $250,000 or 1% of the aggregate net asset value of the Fund at the beginning of such period, such Fund reserves the right to deliver all or any part of such excess in the form of portfolio securities. If portfolio securities were distributed in lieu of cash, the shareholder would normally incur transaction costs upon the disposition of any such securities.

     Due to the relatively high cost of maintaining small accounts, each Fund reserves the right to redeem fully at net asset value any Fund account which at any time, due to redemption or transfer, amounts to less than $1,000 for that Fund; any shareholder who makes a partial redemption which reduces his account in a Fund to less than $1,000 would be subject to the Fund's right to redeem such account. Prior to the execution of any such redemption, notice will be sent and the shareholder will be allowed 60 days from the date of notice to make an additional investment to meet the required minimum of $1,000 per Fund. However, no such redemption would be required by the Fund if the cause of the low account balance was a reduction in the net asset value of Fund shares.



PERFORMANCE INFORMATION

From time to time a Fund may publish its yield and/or average annual total return in advertisements and communications to shareholders. The current yield for a Fund will be calculated by dividing the net investment income per share during a recent 30 day period by the maximum offering price per share (net asset value) of a Fund on the last day of the period. A Fund's average annual total return is determined by computing the annual percentage change in value of $1,000 invested at the maximum public offering price (net asset value) for specified periods ending with the most recent calendar quarter, assuming reinvestment of all distributions. Investors should note that the investment results of a Fund will fluctuate over time, and any presentation of a Fund's current yield or total return for any prior period should not be considered as a representation of what an investment may earn or what an investor's yield or total return may be in any future period. If the expenses of a Fund were reduced by Wright, WISDI, or Eaton Vance, the Fund's performance would be higher.



OTHER INFORMATION

The Trust is a business trust established under Massachusetts law and is a no-load, open-end management investment company. The Trust was established pursuant to a Declaration of Trust dated February 17, 1983, as amended.

     The Trust's shares of beneficial interest have no par value. Shares of the Trust may be issued in two or more series or "Funds". The Trust currently has six Funds, five of which are offered in this Prospectus. Each Fund's shares may be issued in an unlimited number by the Trustees of the Trust. Each share of a Fund represents an equal proportionate beneficial interest in that Fund and, when issued and outstanding, the shares are fully paid and non-assessable by the relevant Fund. Shareholders are entitled to one vote for each full share held. Fractional shares may be voted in proportion to the amount of the net asset value of a Fund which they represent. Voting rights are not cumulative, which means that the holders of more than 50% of the shares voting for the election of Trustees of the Trust can elect 100% of the Trustees and, in such event, the holders of the remaining less than 50% of the shares voting on the matter will not be able to elect any Trustees. Shares have no preemptive or conversion rights and are freely transferable. Upon liquidation of a Fund, shareholders are entitled to share pro rata in the net assets of the particular Fund available for distribution to shareholders, and in any general assets of the Trust not allocated to a particular Fund by the Trustees.

     As permitted by Massachusetts law, there will normally be no meetings of shareholders for the purpose of electing Trustees unless and until such time as less than a majority of the Trustees holding office have been elected by shareholders. In such an event the Trustees then in office will call a shareholders' meeting for the election of Trustees. Except for the foregoing circumstances and unless removed by action of the shareholders in accordance with the Trust's by-laws, the Trustees shall continue to hold office and may appoint successor Trustees. The Trustees shall only be liable in cases of their willful misfeasance, bad faith, gross negligence, or reckless disregard of their duties.

     The Trust's by-laws provide that no person shall serve as a Trustee if shareholders holding two-thirds of the outstanding shares have removed him from that office either by a written declaration filed with the Trust's custodian or by votes cast at a meeting called for that purpose. The Trustees shall promptly call a meeting of the shareholders for the purpose of voting upon a question of removal of a Trustee when requested so to do by the record holders of not less than 10 per centum of the outstanding shares.

     The Prospectuses of the Funds are combined in this Prospectus. Each Fund offers only its own shares, yet it is possible that a Fund might become liable for a misstatement in the Prospectus of another Fund. The Trustees have considered this in approving the use of a combined Prospectus.


TAX-SHELTERED RETIREMENT PLANS

The Funds (but not the WTFB Fund) are suitable investments for individual retirement account plans for individuals and their non-employed spouses, pension and profit sharing plans for self-employed individuals, corporations and non-profit organizations, or 401(k) tax-sheltered retirement plans.

     For more information, write to:

                      Wright Investors' Service Distributors, Inc.
                               1000 Lafayette Boulevard
                             Bridgeport, Connecticut 06604


                                     or call:
                                 (800) 888-9471

THE WRIGHT
MANAGED INCOME TRUST



PROSPECTUS
MAY 1, 1996




THE WRIGHT MANAGED INCOME TRUST


INVESTMENT ADVISER
Wright Investors' Service, Inc.
1000 Lafayette Boulevard
Bridgeport, Connecticut 06604


PRINCIPAL UNDERWRITER
Wright Investors' Service Distributors, Inc.
1000 Lafayette Boulevard
Bridgeport, Connecticut 06604

ADMINISTRATOR
Eaton Vance Management
24 Federal Street
Boston, Massachusetts 02110


CUSTODIAN
Investors Bank & Trust Company
89 South Street
Boston, Massachusetts 02111

TRANSFER AGENT
First Data Investor Services Group
Wright Managed Investment Funds
BOS 725
P.O. Box 1559
Boston, Massachusetts 02104


AUDITORS
Deloitte & Touche LLP
125 Summer Street
Boston, Massachusetts  02110


24 FEDERAL STREET
BOSTON, MASSACHUSETTS 02110

------------------------------------------------------------------------------
Description of art work on front cover of Prospectus

Two thin vertical red lines on the right side of the page.
-------------------------------------------------------------------------------


PROSPECTUS


MAY 1, 1996
















THE WRIGHT
MANAGED INCOME TRUST

                                     PART B
         INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION
===============================================================================


                                           STATEMENT OF ADDITIONAL INFORMATION
                                                                   May 1, 1996



                     WRIGHT U.S. TREASURY MONEY MARKET FUND
                               24 Federal Street
                          Boston, Massachusetts 02110



TABLE OF CONTENTS                                                      Page

General Information and History.....................................     2
Investment Objectives and Policies..................................     3
Investment Restrictions.............................................     3
Officers and Trustees...............................................     4
Control Persons and Principal Holders of Shares.....................     6
Investment Advisory and Administrative Services.....................     6
Custodian...........................................................     9
Independent Certified Public Accountants............................    10
Brokerage Allocation................................................    10
Fund Shares and Other Securities....................................    11
Purchase, Exchange, Redemption and Pricing of Shares................    11
Principal Underwriter...............................................    12
Calculation of Yield Quotations.....................................    13
Financial Statements................................................    14
Appendix............................................................    19



THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY IF PRECEDED OR ACCOMPANIED BY THE CURRENT PROSPECTUS OF THE WRIGHT U.S. TREASURY MONEY MARKET FUND, A SERIES OF THE WRIGHT MANAGED INCOME TRUST (THE "TRUST") DATED MAY 1, 1996; A COPY OF WHICH MAY BE OBTAINED WITHOUT CHARGE FROM WRIGHT INVESTORS' SERVICE DISTRIBUTORS, INC., 1000 LAFAYETTE BOULEVARD, BRIDGEPORT, CONNECTICUT 06604 (TELEPHONE: (800) 888-9471).

GENERAL INFORMATION AND HISTORY



     The Trust is a no-load, open-end, management investment company organized as a Massachusetts business trust. The Trust was established pursuant to a Declaration of Trust dated February 17, 1983, as amended and restated, and further amended March 28, 1991 to change the name from "The Wright Managed Bond Trust" to "The Wright Managed Income Trust." Wright U.S. Treasury Money Market Fund (the "Fund") is a series of the Trust, which also has five other series. The Fund is a diversified fund.


     As permitted by Massachusetts law, there will normally be no meetings of shareholders for the purpose of electing Trustees of the Trust unless and until such time as less than a majority of the Trustees of the Trust holding office have been elected by its shareholders. In such an event the Trustees then in office will call a shareholders' meeting for the election of Trustees. Subject to the foregoing circumstances, the Trustees will continue to hold office and may appoint successor or new Trustees except that, pursuant to provisions of the Investment Company Act of 1940 (the "1940 Act"), which are set forth in the By-Laws of the Trust, the shareholders of record of not less than two-thirds of the outstanding shares of a Trust can remove one or more of its Trustees from office either by declaration in writing filed with the Trust's custodian or by votes cast in person or by proxy at a meeting called for the purpose.


     The Trust's Declaration of Trust may be amended with the affirmative vote of a majority of the outstanding shares of such Trust or, if the interests of a particular Fund are affected, a majority of such Fund's outstanding shares. The Trustees are authorized to make amendments to a Declaration of Trust that do not have a material adverse effect on the interests of shareholders. The Trust may be terminated (i) upon the sale of the Trust's assets to another diversified open-end management investment company, if approved by the holders of two-thirds of the outstanding shares of the Trust, except that if the Trustees recommend such sale of assets, the approval by the vote of a majority of the outstanding shares will be sufficient, or (ii) upon liquidation and distribution of the assets of the Trust, if approved by a majority of its Trustees or by the vote of a majority of the Trust's outstanding shares. If not so terminated, the Trust may continue indefinitely.

     The Trust's Declaration of Trust further provides that the Trust's Trustees will not be liable for errors of judgment or mistakes of fact or law; however, nothing in the Declaration of Trust protects a Trustee against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office.

     The Trust is an organization of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a trust may, under certain circumstances, be held personally liable as partners for the obligations of the trust. The Trust's Declaration of Trust contains an express disclaimer of shareholder liability in connection with the Trust's property or the acts, obligations or affairs of the Trust. The Declaration of Trust also provides for indemnification out of the Trust's property of any shareholder held personally liable for the claims and liabilities to which a shareholder may become subject by reason of being or having been a shareholder. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Trust itself would be unable to meet its obligations. The Trust has been advised by its counsel that the risk of any shareholder incurring any liability for the obligations of the Trust is extremely remote.


     The Fund has retained Wright Investors' Service, Inc. of Bridgeport, Connecticut ("Wright") as investment adviser to carry out the management, investment and reinvestment of its assets. The Trust has retained Eaton Vance Management ("Eaton Vance"), 24 Federal Street, Boston, Massachusetts 02110, as administrator of its business affairs.




INVESTMENT OBJECTIVES AND POLICIES

     The investment objective of the Fund is to provide as high a rate of current income as possible consistent with the preservation of capital and maintenance of liquidity. The Fund will pursue its objective by investing exclusively in securities of the U.S. Government and its agencies that are backed by the full faith and credit of the U.S. Government ("U.S. Government securities") and in repurchase agreements relating to such securities. At least 80% of the Fund's assets will be invested in direct obligations of the U.S. Treasury, including Treasury bills, notes and bonds, which differ only in their interest rates, maturities and times of issuance. Up to 20% of the Fund's assets may be held in cash or invested in repurchase agreements. However, at the present time, the Fund intends to invest only in U.S. Treasury bills, notes and bonds and does not intend to invest in repurchase agreements.

     The Fund will limit its portfolio to investments maturing in 13 months or less and maintain a weighted average maturity of not more than 90 days. The Fund will seek to maintain a net asset value of $1.00 per share, but there is no assurance that the Fund will be able to do so. The yield of the Fund will fluctuate in response to changes in market conditions and interest rates.

     The Fund will limit its investments to legal investments and investment practices for Federal credit unions as set forth in the Federal Credit Union Act and the National Credit Union Administration Regulations. The Fund will provide all Federal credit union shareholders of record with sixty (60) days' written notice prior to changing such investment policy.


INVESTMENT RESTRICTIONS



  The following investment restrictions have been adopted by the Trust on behalf of the Fund and may be changed only by the vote of a majority of the Fund's outstanding voting securities, which as used in this Statement of Additional Information means the lesser of (a) 67% of the shares of the Fund if the holders of more than 50% of the shares are present or represented at the meeting or (b) more than 50% of the shares of the Fund. Accordingly, the Fund may not:


    (1) Borrow money in excess of 1/3 of the current market value of the net assets of the Fund (excluding the amount borrowed) and then only if such borrowing, including reverse repurchase agreements, is incurred as a temporary measure for extraordinary or emergency purposes or to facilitate the orderly sale of portfolio securities to accommodate redemption requests; or issue any securities of the Fund other than its shares of beneficial interest except as appropriate to evidence indebtedness which the Fund is permitted to incur. (The Trust anticipates paying interest on borrowed money at rates comparable to the Fund's yield and the Trust has no intention of attempting to increase the Fund's net income by means of borrowing);


    (2) Pledge, mortgage or hypothecate the assets of the Fund to an extent greater than 1/3 of the total assets of the Fund taken at market;

    (3) Invest more than 5% of the Fund's total assets taken at current market value in the securities of any one issuer (other than securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities) or purchase more than 10% of the voting securities of any one issuer;

    (4) Purchase or retain securities of any issuer if 5% of the issuer's securities are owned by those officers and Trustees of the Trust or its manager, investment adviser or administrator who own individually more than 1/2 of 1% of the issuer's securities;


    (5) Purchase securities on margin, make short sales except sales against the box, write or purchase or sell any put options, or purchase warrants;


    (6) Buy or sell real estate unless acquired as a result of ownership of securities;

    (7) Purchase any securities which would cause 25% or more of the market value of the Fund's total assets at the time of such purchase to be invested in the securities of issuers having their principal business activities in the same industry, provided that there is no limitation in respect to investments in securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities and utility companies, gas, electric, water and telephone companies are considered as separate industries;

    (8) Underwrite securities issued by other persons except insofar as the Trust may technically be deemed an underwriter under the Securities Act of 1933 in selling a portfolio security;

    (9) Make loans, except (i) through the loan of a portfolio security, (ii) by entering into repurchase agreements, and (iii) to the extent that the purchase of debt instruments in accordance with the Fund's investment objective and policies may be deemed to be loans; or

   (10) Purchase from or sell to any of the Trust's Trustees and officers, its manager, administrator, or investment adviser, its principal underwriter, if any, or the officers and directors of said manager, administrator, investment adviser or principal underwriter, portfolio securities of the Fund.

     In addition, while not a fundamental policy, the Fund will not enter into repurchase agreements maturing in more than 7 days or invest in illiquid securities if, as a result, more than 10% of the Fund's net assets would be invested in such repurchase agreements and illiquid securities.



OFFICERS AND TRUSTEES


     The officers and Trustees of the Trust are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Those Trustees who are "interested persons" (as defined in the 1940 Act) of the Trust, Wright, The Winthrop Corporation ("Winthrop"), Eaton Vance, Eaton Vance's wholly owned subsidiary, Boston Management and Research ("BMR") or Eaton Vance's parent company, Eaton Vance Corp. (`EVC'), or by Eaton Vance's and BMR's Trustee, Eaton Vance, Inc. ("EV") by virtue of their affiliation with either the Trust, Wright, Eaton Vance, BMR, EVC or EV, are indicated by an asterisk (*).


PETER M. DONOVAN (53), PRESIDENT AND TRUSTEE*
President and Director of Wright and Winthrop; Vice President, Treasurer and a Director of Wright Investors' Service Distributors, Inc.
Address: 1000 Lafayette Boulevard, Bridgeport, CT 06604


H. DAY BRIGHAM, JR. (69), VICE PRESIDENT, SECRETARY AND TRUSTEE*
Vice President of Eaton Vance, BMR, EV and EVC and Director, EV and EVC; Director, Trustee and officer of various investment companies managed by Eaton Vance or BMR.
Address: 24 Federal Street, Boston, MA 02110

WINTHROP S. EMMET (85), TRUSTEE
Retired New York City Attorney at Law; Trust Officer, First National City Bank, New York, NY (1963-1971).
Address: Box 327, West Center Road, West Stockbridge, MA 01266

LELAND MILES (72), TRUSTEE
President  Emeritus,   University  of  Bridgeport  (1987-  present);  President,
University of Bridgeport (1974-1987); Director, United Illuminating Company.
Address: Tide Mill Landing, 2425 Post Road, Suite 102, Southport, CT 06490

A. M. MOODY III (59), VICE PRESIDENT & TRUSTEE*
Senior Vice President, Wright and Winthrop; President, Wright Investors' Service Distributors, Inc.
Address: 1000 Lafayette Boulevard, Bridgeport, CT 06604

LLOYD F. PIERCE (77), TRUSTEE
Retired Vice Chairman (prior to 1984 - President), People's Bank, Bridgeport, CT; Member, Board of Trustees, People's Bank, Bridgeport, CT; Board of Directors, Southern Connecticut Gas Company; Chairman, Board of Directors, COSINE.
Address: 125 Gull Circle North, Daytona Beach, FL 32119

GEORGE R. PREFER (61), TRUSTEE
Retired President and Chief Executive Officer, Muller Data Corp., New York, NY (1983-1986) (1989-Present); President and Chief Executive Officer, InvestData Corporation, A Mellon Financial Services Company (1986-1989).
Address: 7738 Silver Bell Drive, Sarasota, FL 34241

RAYMOND VAN HOUTTE (71), TRUSTEE
President  Emeritus and Counselor of The Tompkins County Trust Co., Ithaca,
NY (since January 1989); President and Chief Executive Officer, The Tompkins County Trust Company (1973-1988); President, New York State Bankers Association (1987-1988); Director, McGraw Housing Company, Inc., Deanco, Inc., Evaported Metal Products and Ithaco, Inc.
Address: One Strawberry Lane, Ithaca, NY 14850

JUDITH R. CORCHARD (57), VICE PRESIDENT
Executive Vice President, Investment Management: Senior Investment Officer; Vice Chairman of the Investment Committee and Director of Wright and Winthrop.
Address: 1000 Lafayette Boulevard, Bridgeport, CT 06604

JAMES L. O'CONNOR (51), TREASURER
Vice President of Eaton Vance, BMR and EV. Officer of various investment companies managed by Eaton Vance or BMR.
Address: 24 Federal Street,  Boston, MA 02110

JANET E. SANDERS (60), ASSISTANT SECRETARY
& ASSISTANT TREASURER
Vice President of Eaton Vance, BMR and EV. Officer of various investment companies managed by Eaton Vance or BMR.
Address: 24 Federal Street,  Boston, MA 02110

WILLIAM J. AUSTIN, JR. (44), ASSISTANT TREASURER
Assistant Vice President of Eaton Vance, BMR and EV. Officer of various investment companies managed by Eaton Vance or BMR. Mr. Austin was elected Assistant Treasurer of the Trusts on December 18, 1991.
Address: 24 Federal Street, Boston, MA 02110

A. JOHN MURPHY (33), ASSISTANT SECRETARY
Assistant Vice President of Eaton Vance, BMR and EV since March 1, 1994; employee of Eaton Vance since March 1993. State Regulations Supervisor, The Boston Company (1991-1993) and Registration Specialist, Fidelity Management & Research Co. (1986-1991). Officer of various investment companies managed by Eaton Vance or BMR. Mr. Murphy was elected Assistant Secretary of the Trust on June 21, 1995.
Address: 24 Federal Street, Boston, MA 02110

ERIC G. WOODBURY (38), ASSISTANT SECRETARY
Vice President of Eaton Vance, BMR and EV since February 1993; formerly, associate attorney at Dechert, Price & Rhoads and Gaston & Snow. Officer of various investment companies managed by Eaton Vance or BMR. Mr. Woodbury was elected Assistant Secretary of the Trust on June 21, 1995.
Address: 24 Federal Street, Boston, MA 02110

     All of the Trustees and officers hold identical positions with The Wright Managed Equity Trust, The Wright Managed Blue Chip Series Trust (except Mr. Miles) and The Wright EquiFund Equity Trust. The fees and expenses of those Trustees of the Trust (Messrs. Emmet, Miles, Pierce, Prefer and Van Houtte) who are not affiliated persons of the Trust are paid by the Fund and other series of the Trust. They also received additional payments from other investment companies for which Wright provides investment advisory services. The Trustees who are interested persons of the Trust receive no compensation from the Trust. The Trust does not have a retirement plan for its Trustees. For Trustee compensation for the fiscal year ended December 31, 1995, see the table below.


     Messrs. Emmet, Miles, Pierce, Prefer and Van Houtte are members of the Special Nominating Committee of the Trustees of the Trust. The Special Nominating Committee's function is selecting and nominating individuals to fill vacancies, as and when they occur, in the ranks of those Trustees who are not "interested persons" of the Trust, Eaton Vance or Wright. The Trust does not have a designated audit committee since the full Board performs the functions of such committee.


            COMPENSATION TABLE - FISCAL YEAR ENDED DECEMBER 31, 1995
     The Wright Managed Income Trust -- Registered Investment Companies (6)

                                  Aggregate Compensation from        Pension Benefits      Estimated      Total Compensation
Trustees                        The Wright Managed Income Trust           Accrued       Annual Benefits         Paid(1)
-----------------------------------------------------------------------------------------------------------------------------
Winthrop S. Emmet                           $1,250                         None              None               $5,000
Leland Miles                                $1,250                         None              None               $4,750
Lloyd F. Pierce                             $1,250                         None              None               $5,000
George R. Prefer                            $1,250                         None              None               $5,000
Raymond Van Houtte                          $1,250                         None              None               $5,000
------------------------------------------------------------------------------------------------------------------------------

(1) Total  compensation  paid is from The Wright Managed Income Trust (6 funds) and the other boards in the Wright Fund complex (27
Funds) for a total of 33 Funds.



CONTROL PERSONS
AND PRINCIPAL HOLDERS OF SHARES


     As of January 31, 1996, the Trustees and officers of the Trusts, as a group, owned in the aggregate less than 1% of the outstanding shares of the Fund. The Fund's shares are held primarily by trust departments of depository institutions and trust companies either for their own account or for the accounts of their clients. From time to time several of these trust departments may be the record owners of 5% or more of the outstanding shares of the Fund. To date, the Fund's experience has been that such shareholders do not continuously hold in excess of 5% or more of the Fund's outstanding shares for extended periods of time. Should a shareholder continuously hold 5% or more of the Fund's outstanding shares for an extended period of time (a period in excess of a year), this would be disclosed by an amendment to this Statement of Additional Information showing such shareholder's name, address and percentage of ownership. Upon request, the Trust will provide shareholders with a list of all shareholders holding 5% or more of the Fund's outstanding shares as of a current date.

     As of January 31, 1996, the number of trust departments which were the record owners of more than 5% of the outstanding shares of the Fund was seven.

INVESTMENT ADVISORY
AND ADMINISTRATIVE SERVICES


     The Fund has engaged Winthrop to act as its investment adviser pursuant to an Investment Advisory Contract dated April 1, 1991 (the "Investment Advisory Contract"). Pursuant to a service agreement effective February 1, 1996 between Winthrop and Wright, Wright, acting under the general supervision of the Trust's Trustees, furnishes the Fund with investment advice and management services, as described below. Winthrop supervises Wright's performance of this function and retains its contractual obligations under its Investment Advisory Contract with the Fund. The address of both Winthrop and Wright is 1000 Lafayette Boulevard, Bridgeport, Connecticut. Winthrop was founded in 1960. Wright, its successor and wholly-owned subsidiary, currently provides investment services to clients throughout the United States and abroad. John Winthrop Wright may be considered a controlling person of Winthrop and Wright by virtue of his position as Chairman of the Board of Directors of Winthrop and Wright, and by reason of his ownership of more than a majority of the outstanding shares of Winthrop.

     Pursuant to the Investment Advisory Contract, Wright will carry out the investment and reinvestment of the assets of the Fund, will furnish continuously an investment program with respect to the Fund, will determine which securities should be purchased, sold or exchanged, and will implement such determinations. Wright will furnish to the Fund investment advice and management services, office space, equipment and clerical personnel, and investment advisory, statistical and research facilities. In addition, Wright has arranged for certain members of the Eaton Vance and Wright organizations to serve without salary as officers or Trustees of the Trust. In return for these services, the Fund is obligated to pay a monthly advisory fee calculated at the rates set forth in the Fund's current prospectus. Effective February 1, 1996, Winthrop will cause the Fund to pay to Wright the entire amount of the advisory fee payable by the Fund under its Investment Advisory Contract with Winthrop. As of December 31, 1995, the Fund had net assets of $45,888,947. For the fiscal year ended December 31, 1995, the Fund would have paid Winthrop advisory fees of $162,732 (equivalent to 0.35% of the average daily net assets for such year). To enhance the net income of the Fund, Winthrop made a reduction of its advisory fee in the amount of $87,656. For the fiscal year ended December 31, 1994, the Fund would have paid Winthrop advisory fees of $157,447. To enhance the net income of the Fund, Winthrop made a reduction of its advisory fee in the amount of $114,912. For the fiscal year ended December 31, 1993, the Fund would have paid Winthrop advisory fees of $42,817. To enhance the net income of the Fund, Winthrop made a reduction of the full amount of its advisory fee and Winthrop was allocated a portion of the expenses related to the operation of the Fund in the amount of $21,436.

     The Trust has engaged Eaton Vance to act as the administrator for the Fund pursuant to Administration Agreement dated April 1, 1991. Eaton Vance or its affiliates act as investment adviser to investment companies and various individual and institutional clients with assets under management of approximately $16 billion. Eaton Vance is a wholly-owned subsidiary of EVC, a publicly held holding company.


     Under the Administration Agreement, Eaton Vance is responsible for managing the business affairs of the Fund, subject to the supervision of Trustees of the Trust. Eaton Vance's services include recordkeeping, preparation and filing of documents required to comply with federal and state securities laws, supervising the activities of the Trust's custodian and transfer agent, providing assistance in connection with the Trustees' and shareholders' meetings and other administrative services necessary to conduct the Fund's business. Eaton Vance will not provide any investment management or advisory services to the Fund. For its services under the Administration Agreement, Eaton Vance receives monthly administration fees at the annual rates set forth in the Fund's current Prospectus. For the fiscal years ended December 31, 1995,1994 and 1993, the Fund
paid  Eaton  Vance   administration   fees  of  $32,543,   $31,490  and  $8,585,
respectively.

     Eaton Vance and EV are both wholly owned subsidiaries of EVC. BMR is a wholly owned subsidiary of Eaton Vance. Eaton Vance and BMR are Massachusetts business trusts, and EV is the trustee of Eaton Vance and BMR. The Directors of EV are Landon T. Clay, H. Day Brigham, Jr., M. Dozier Gardner, James B. Hawkes and Benjamin A. Rowland, Jr. The Directors of EVC consist of the same persons and John G. L. Cabot and Ralph Z. Sorenson. Mr. Clay is chairman, and Mr. Gardner is president and chief executive officer of EVC, Eaton Vance, BMR and EV. All of the issued and outstanding shares of Eaton Vance and of EV are owned by EVC. All of the issued and outstanding shares of BMR are owned by Eaton Vance. All shares of the outstanding Voting Common Stock of EVC are deposited in a Voting Trust which expires on December 31, 1996, the Voting Trustees of which are Messrs. Brigham, Clay, Gardner, Hawkes, and Rowland. The Voting Trustees have unrestricted voting rights for the election of Directors of EVC. All of the outstanding voting trust receipts issued under said Voting Trust are owned by certain of the officers of Eaton Vance and BMR who are also officers and Directors of EVC and EV. As of January 31, 1996, Messrs. Clay, Gardner and
Hawkes each owned 24% of such voting trust receipts and Messrs. Rowland and Brigham owned 15% and 13%, respectively, of such voting trust receipts. Mr. Brigham is an officer and Trustee of the Trust and a member of the EVC, Eaton Vance, BMR and EV organizations. Messrs. Austin, Murphy, O'Connor and Woodbury and Ms. Sanders, who are officers of the Trust, are also members of the Eaton Vance, BMR and EV organizations. Eaton Vance will receive the fees paid under the Administration Agreements.

     EVC owns all of the stock of Energex Energy Corporation which is engaged in oil and gas operations. In addition, Eaton Vance owns all the stock of Northeast Properties, Inc., which is engaged in real estate investment, consulting and management. EVC owns all of the stock of Fulcrum Management, Inc. and MinVen, Inc., which are engaged in the development of precious metal properties. EVC, EV, BMR and Eaton Vance may also enter into other businesses.


     The Trust will be responsible for all of its expenses not expressly stated to be payable by Wright under its Investment Advisory Contract or by Eaton Vance under its Administration Agreement, including, without limitation, the fees and expenses of its custodian and transfer agent, including those incurred for determining the Fund's net asset value and keeping the Fund's books; the cost of share certificates; membership dues in investment company organizations; brokerage commissions and fees; fees and expenses of registering its shares; expenses of reports to shareholders, proxy statements, and other expenses of shareholders' meetings; insurance premiums; printing and mailing expenses; interest, taxes and corporate fees; legal and accounting expenses; expenses of Trustees not affiliated with Eaton Vance or Wright; and investment advisory and administration fees. The Trust will also bear expenses incurred in connection with litigation in which the Trust is a party and the legal obligation the Trust may have to indemnify its officers and Trustees with respect thereto.


     The Trust's Investment Advisory Contract and Administration Agreement will remain in effect until February 28, 1997. The Trust's Investment Advisory Contract may be continued with respect to the Fund from year to year thereafter so long as such continuance after February 28, 1997 is approved at least annually (i) by the vote of a majority of the Trustees who are not "interested persons" of the Trust, Eaton Vance or Wright cast in person at a meeting specifically called for the purpose of voting on such approval and (ii) by the Board of Trustees of the Trust or by vote of a  majority  of the  outstanding
shares of the Fund. The Trust's Administration Agreement may be continued from year to year so long as such continuance is approved annually by the vote of a majority of the Trustees. Each agreement may be terminated as to the Fund at any time without penalty on sixty (60) days' written notice by the Board of Trustees or Trustees or Directors of either party, or by vote of the majority of the outstanding shares of the Fund, and each agreement will terminate automatically in the event of its assignment. Each agreement provides that, in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations or duties to the Trust under such agreement on the part of Eaton Vance or Wright, Eaton Vance or Wright will not be liable to the Trust for any loss incurred. The Trust's Investment Advisory Contract and Administration Agreement were most recently approved by its Trustees, including the "non-interested Trustees" at a meeting held on January 24, 1996 and the Investment Advisory Contract was approved by the shareholders on July 29, 1992.



CUSTODIAN


     Investors Bank & Trust Company ("IBT"), 89 South Street, Boston, Massachusetts, acts as custodian for the Fund. IBT has the custody of all cash and securities of the Fund, maintains the Fund's general ledgers and computes the daily net asset value per share. In such capacity it attends to details in connection with the sale, exchange, substitution, transfer or other dealings with the Fund's investments, receives and disburses all funds and performs various other ministerial duties upon receipt of proper instructions from the Fund. IBT charges custody fees which are competitive within the industry. A portion of the custody fee for each fund served by IBT is based upon a schedule of percentages applied to the aggregate assets of those funds managed by Eaton Vance for which IBT serves as custodian, the fees so determined being then allocated among such funds relative to their size. These fees are then reduced by a credit for cash balances of the particular fund at IBT equal to 75% of the 91-day, U.S. Treasury Bill auction rate applied to the particular fund's average daily collected balances for the week. In addition, each fund pays a fee based on the number of portfolio transactions and a fee for bookkeeping and valuation services.





INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS

     Deloitte & Touche LLP, 125 Summer Street, Boston, Massachusetts are the Trust's independent certified public accountants, providing audit services, tax return preparation, and assistance and consultation with respect to the preparation of filings with the Securities and Exchange Commission.



BROKERAGE ALLOCATION

     Wright places the portfolio security transactions for the Fund, which in some cases may be effected in block transactions which include other accounts managed by Wright. Wright provides similar services directly for bank trust departments. Wright seeks to execute portfolio security transactions on the most favorable terms and in the most effective manner possible. In seeking best execution, Wright will use its best judgment in evaluating the terms of a transaction, and will give consideration to various relevant factors, including without limitation the size and type of the transaction, the nature and character of the markets for the security, the confidentiality, speed and certainty of effective execution required for the transaction, the reputation, experience and financial condition of the broker-dealer and the value and quality of service rendered by the broker-dealer in other transactions, and the reasonableness of the brokerage commission or markup, if any.

     It is expected that on frequent occasions there will be many broker-dealer firms which will meet the foregoing criteria for a particular transaction. In selecting among such firms, the Fund may give consideration to those firms which supply brokerage and research services, quotations and statistical and other information to Wright for their use in servicing their accounts. The Fund may include firms which purchase investment services from Wright. The term "brokerage and research services" includes advice as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts; and effecting securities transactions and performing functions incidental thereto (such as clearance and settlement). Such services and information may be useful and of value to Wright in servicing all or less than all of its accounts and the services and information furnished by a particular firm may not necessarily be used in connection with the account which paid brokerage commissions to such firm. The advisory fee paid by the Fund to Wright is not reduced as a consequence of Wright's receipt of such services and information. While such services and information are not expected to reduce Wright's normal research activities and expenses, Wright would, through use of such services and information, avoid the additional expenses which would be incurred if it should attempt to develop comparable services and information through its own staff.

     Subject to the requirement that Wright shall use its best efforts to seek to execute the Fund's portfolio security transactions at advantageous prices and at reasonably competitive commission rates, Wright, as indicated above, is authorized to consider as a factor in the selection of any broker-dealer firm with whom the Fund's portfolio orders may be placed the fact that such firm has sold or is selling shares of the Fund or of other investment companies sponsored by Wright. This policy is consistent with a rule of the National Association of Securities Dealers, Inc., which rule provides that no firm which is a member of the Association shall favor or disfavor the distribution of shares of any particular investment company or group of investment companies on the basis of brokerage commissions received or expected by such firm from any source.


     It is expected that purchases and sales of the Fund's portfolio investments will be with the issuers or with major dealers in money market instruments acting as principal, and that the Fund will normally pay no brokerage commissions. The cost of securities purchased from underwriters includes a disclosed, fixed underwriting commission or concession, and the prices for which securities are purchased from and sold to dealers usually include an undisclosed dealer mark-up or mark-down. During the fiscal years ended December 31, 1993, 1994 and 1995, the Fund paid no brokerage commissions.




FUND SHARES AND OTHER SECURITIES

     The shares of beneficial interest of the Trust, without par value, may be issued in two or more series, or Funds. In addition to the Fund, the Trust has five other Funds that are offered under a separate prospectus. Shares of each Fund may be issued in an unlimited number by the Trustees of the Trust. Each share of a Fund represents an equal proportionate beneficial interest in that Fund and, when issued and outstanding, the shares are fully paid and non-assessable by the Trust.

     Shareholders are entitled to one vote for each full share held. Fractional shares may be voted in proportion to the amount of a Fund's net asset value which they represent. Voting rights are not cumulative, which means that the holders of more than 50% of the shares voting for the election of Trustees can elect 100% of the Trustees and, in such event, the holders of the remaining less than 50% of the shares voting on the matter will not be able to elect any Trustees. Shares have no preemptive or conversion rights and are freely transferable. Upon liquidation of the Trust or Fund, shareholders are entitled to share pro rata in the net assets of the affected Trust available for distribution to shareholders, and in any general assets of the Trust not previously allocated to a particular Fund by the Trustees.


PURCHASE, EXCHANGE,
REDEMPTION AND PRICING OF SHARES

     For information regarding the purchase of shares, see "How to Buy Shares" in the Fund's current Prospectus.

     For information about exchanges between Funds, see "How to Exchange Shares" in the Fund's current Prospectus.


     The Fund  values  its  shares  three  times on each day the New York  Stock
Exchange (the "Exchange") is open at noon, at 3:00 p.m. and as of the close of regular trading on the Exchange - normally 4:00 p.m. New York time. The net asset value is determined by IBT (as agent for the Fund) in the manner authorized by the Trustees. Portfolio assets of the Fund are valued at amortized cost in an effort to attempt to maintain a constant net asset value of $1.00 per share, which the Trustees have determined to be in the best interests of the Fund and its shareholders. The investment adviser will periodically review this method of valuation and recommend changes to the Trustees of the Trust which may be necessary to assure that the portfolio instruments are valued at their fair value as determined by the Trustees in good faith. The Fund's use of the amortized cost method to value the portfolio securities is conditioned on its compliance with conditions contained in a rule issued by the Securities and Exchange Commission (the "Rule"). Under the Rule, the Trustees are obligated, as a particular responsibility within the overall duty of care owed to the shareholders, to establish procedures reasonably designed, taking into account current market conditions and the investment objectives of the Fund, to stabilize the net asset value per share as computed for the purposes of distribution, redemption and repurchase at $1.00 per share. The Trustees' procedures include periodically monitoring, as they deem appropriate and at such intervals as are reasonable in light of current market conditions, the extent of deviation between the amortized cost value per share and a net asset value per share based upon available indications of market value as well as review of the methods used to calculate the deviation. The Trustees will consider what steps, if any, should be taken in the event of a difference of more than 1/2 of 1% between such two values. The Trustees will take such steps as they consider appropriate (e.g., redemption in kind, selling prior to maturity to realize gains or losses or to shorten the average portfolio maturity, withholding dividends or using market quotations) to minimize any material dilution or other unfair results to investors or existing shareholders, which might arise from differences between the two values. The Rule requires that the Fund's investments, including repurchase agreements, be limited to those U.S. dollar-denominated instruments which the Trustees determine present minimal credit risks and which are at the time of acquisition rated by the requisite number of nationally recognized statistical rating organizations in one of the two highest short-term rating categories or, in the case of any instrument that is not so rated, of comparable quality as determined by Wright in accordance with procedures established by the Trustees. It also calls for the Fund to maintain a dollar-weighted average portfolio maturity (not more than 90 days) appropriate to its objective of maintaining a stable net asset value of $1.00 per share and precludes the purchase of any instrument with a remaining maturity of more than 13 months. Should the disposition of a portfolio security result in a dollar-weighted average portfolio maturity of more than 90 days, the Fund's available cash will be invested in such a manner as to reduce such maturity to 90 days or less as soon as reasonably practicable.


     It is the normal practice of the Fund to hold portfolio securities to maturity and to realize par value therefor unless a sale or other disposition is mandated by redemption requirements or other extraordinary circumstances. Under the amortized cost method of valuation, traditionally employed by institutions for valuation of money market instruments, neither the amount of daily income nor the Fund's net asset value is affected by any unrealized appreciation or depreciation on securities held for the Fund. There can be no assurance that the Fund's objectives will be achieved.

     For information about the redemption of shares, see "How to Redeem or Sell Shares" in the Fund's current Prospectus.



PRINCIPAL UNDERWRITER


     The Trust has entered into a Distribution Contract on behalf of the Fund with its principal underwriter, Wright Investors' Service Distributors, Inc. ("WISDI"), a wholly-owned subsidiary of Winthrop, providing for WISDI to act as a separate distributor of Fund shares. The Fund is not obligated to make any distribution payments to WISDI under its Distribution Contract. Peter M. Donovan, President and a Trustee of the Trust and President and a Director of Wright and Winthrop, is Vice President, Treasurer and a Director of WISDI. A. M. Moody, III, Vice President and a Trustee of the Trust and Senior Vice President of Wright and Winthrop is President and a Director of WISDI.




CALCULATION OF YIELD QUOTATIONS

From time to time, quotations of the Fund's "yield" and "effective yield" may be included in advertisements or communications to shareholders. If a portion of the Fund's expenses had not been subsidized, the Fund would have had lower returns. These performance figures are calculated in the following manner:


     A. Yield -- the net annualized yield based on a specified 7-calendar days calculated at simple interest rates. Yield is calculated by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period, subtracting a hypothetical charge reflecting deductions from shareholders accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return. The yield is annualized by multiplying the base period return by 365/7. The yield figure is stated to the nearest hundredth of one percent. The yield of the Fund for the seven-day period ended December 31, 1995 was 4.89%.


     B. Effective Yield -- the net annualized yield for a specified 7-calendar days assuming a reinvestment of the yield or compounding. Effective yield is calculated by the same method as yield except the annualized yield figure is compounded by adding 1, raising the sum to a power equal to 365 divided by 7, and subtracting one from the result, according to the following formula: Effective Yield = [(Base Period Return + 1)^365/7] - 1. The effective yield of the Fund for the seven-day period ended December 31, 1995 was 5.01%.

     As described above, yield and effective yield are based on historical earnings and are not intended to indicate future performance. Yield and effective yield will vary based on changes in market conditions and the level of expenses.

     The Fund's yield or total return may be compared to the Consumer Price Index and various domestic securities indices. The Fund's yield or total return and comparisons with these indices may be used in advertisements and in information furnished to present or prospective shareholders.

     From time to time evaluations of the Fund's performance made by independent sources may be used in advertisements and in information furnished to present or prospective shareholders. These include the rankings prepared by Lipper Analytical Services, Inc., an independent service which monitors the performance of mutual funds. The Lipper performance analysis includes the reinvestment of dividends and capital gain distributions, but does not take sales charges into consideration and is prepared without regard to tax consequences.

                              FINANCIAL STATEMENTS






                Registrant  incorporates  by  reference  the  audited
             financial information for the Fund contained in the Fund's shareholder report for the fiscal year ended December 31, 1995 as previously filed electronically with the Securities and Exchange Commission (Accession Number 0000715165-96-000003).

APPENDIX
--------




DESCRIPTION OF INVESTMENTS


     REPURCHASE AGREEMENTS -- involve purchase of debt securities of the U.S. Treasury or a Federal agency or Federal instrumentality. At the same time a Fund purchases the security it resells it to the vendor (a member bank of the Federal Reserve System or recognized securities dealer), and is obligated to redeliver the security to the vendor on an agreed-upon date in the future. The resale price is in excess of the purchase price and reflects an agreed-upon market rate unrelated to the coupon rate on the purchased security. Such transactions afford an opportunity for the Fund to earn a return on cash which is only temporarily available. The Fund's risk is the ability of the vendor to pay an agreed-upon sum upon the delivery date, and the Trust believes the risk is limited to the difference between the market value of the security and the repurchase price provided for in the repurchase agreement. However, bankruptcy or insolvency proceedings affecting the vendor of the security which is subject to the repurchase agreement, prior to the repurchase, may result in a delay in the Fund being able to resell the security.

     In all cases when entering into repurchase agreements with other than FDIC-insured depository institutions, the Fund will take physical possession of the underlying collateral security, or will receive written confirmation of the purchase of the collateral security and a custodial or safekeeping receipt from a third party under a written bailment for hire contract, or will be the recorded owner of the collateral security through the Federal Reserve Book-Entry System.

     "WHEN-ISSUED" SECURITIES -- U.S. Government obligations are frequently offered on a "when-issued" basis. When so offered, the price, which is generally expressed in terms of yield to maturity, is fixed at the time the commitment to purchase is made, but delivery and payment for the when-issued securities may take place at a later date. Normally, the settlement date occurs 15 to 90 days after the date of the transaction. The payment obligation and the interest rate that will be received on the securities are fixed at the time the Fund enters into the purchase commitment. During the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund. To the extent that assets of the Fund are held in cash pending the settlement of a purchase of securities, the Fund would earn no income; however, the Fund intends to be fully invested to the extent practicable and subject to the policies stated above. While when-issued securities may be sold prior to the settlement date, it is intended that such securities will be purchased for the Fund with the purpose of actually acquiring them unless a sale appears to be desirable for investment reasons. At the time a commitment to purchase securities on a when-issued basis is made for the Fund, the transaction will be recorded and the value of the security reflected in determining the Fund's net asset value. The Trust will establish a segregated account in which the Fund will maintain cash and liquid, high-grade debt securities equal in value to commitments for when-issued securities. If the value of the securities placed in the separate account declines, additional cash or securities will be placed in the account on a daily basis so that the value of the account will at least equal the amount of the Fund's when-issued commitments. Securities purchased on a when-issued basis and the securities held by the Fund are subject to changes in value based upon the public's perception of the credit worthiness of the issuer and changes in the level of interest rates (which will generally result in both changing in value in the same way, i.e., both experiencing appreciation when interest rates decline and depreciation when interest rates rise). Therefore, to the extent that the Fund remains substantially fully invested at the same time that it has purchased securities on a when-issued basis, there will be greater fluctuations in the market value of the Fund assets than if cash were solely set aside to pay for when-issued securities.




WRIGHT QUALITY RATINGS

     Wright Quality Ratings Standards provide the means by which the fundamental criteria for the measurement of quality of an issuer's securities can be objectively evaluated.

     Each rating is based on 32 individual measures of quality grouped into four components: (1) Investment Acceptance, (2) Financial Strength, (3) Profitability and Stability, and (4) Growth. The total rating is three letters and a numeral. The three letters measure (1) Investment Acceptance, (2) Financial Strength, and
(3) Profitability and Stability. Each letter reflects a composite measurement of eight individual standards which are summarized as A: Outstanding, B: Excellent,
C: Good, D: Fair, L: Limited, and N: Not Rated. The numeral rating reflects Growth and is a composite of eight individual standards ranging from 0 to 20.

     These ratings are determined by specific quantitative formulae. A distinguishing characteristic of these ratings is that The Wright Investment Committee must review and accept each rating. The Committee may reduce a computed rating of any company, but may not increase it.

DEBT SECURITIES

     Wright ratings for commercial paper, corporate bonds and bank certificates of deposit, which are also applied to counterparties to repurchase agreements, consist of the two central positions of the four position alpha-numeric corporate equity rating. The two central positions represent those factors which are most applicable to fixed income and reserve investments. The first, Financial Strength, represents the amount, the adequacy and the liquidity of the corporation's resources in relation to current and potential requirements. Its principal components are aggregate equity and total capital, the ratios of (a) invested equity capital, and (b) long term debt, total of corporate capital, the adequacy of net working capital, fixed charges coverage ratio and other appropriate criteria. The second letter represents Profitability and Stability and measures the record of a corporation's management in terms of: (a) the rate and consistency of the net return on shareholders' equity capital investment at corporate book value, and (b) the profits and losses of the corporation during generally adverse economic periods, and its ability to withstand adverse financial developments.

     The first letter rating of the Wright four-part alpha-numeric corporate rating is not included in the ratings of fixed income securities since it primarily reflects the adequacy of the floating supply of the company's common shares for the investment of substantial funds. The numeric growth rating is not included because this element is identified only with equity investments.

                                     PART B
         INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION
===============================================================================


                                           STATEMENT OF ADDITIONAL INFORMATION
                                                                   May 1, 1996



                        THE WRIGHT MANAGED INCOME TRUST
                               24 Federal Street
                          Boston, Massachusetts 02110
-------------------------------------------------------------------------------


                           Wright U.S. Treasury Fund
                      Wright U.S. Treasury Near Term Fund
                         Wright Total Return Bond Fund
                       Wright Insured Tax Free Bond Fund
                           Wright Current Income Fund
-------------------------------------------------------------------------------



Table of Contents                                                   Page

General Information and History..................................     2
Investment Objectives and Policies...............................     3
Investment Restrictions..........................................     6
Officers and Trustees............................................     7
Control Persons and Principal Holders of Shares..................     9
Investment Advisory and Administrative Services..................    10
Custodian........................................................    12
Independent Certified Public Accountants.........................    13
Brokerage Allocation.............................................    13
Fund Shares and Other Securities.................................    14
Purchase, Exchange, Redemption and Pricing of Shares.............    15
Principal Underwriter............................................    15
Calculation of Performance and Yield Quotations..................    17
Financial Statements.............................................    20
Appendix ........................................................    50



THIS COMBINED STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY IF PRECEDED OR ACCOMPANIED BY THE CURRENT COMBINED PROSPECTUS OF THE WRIGHT MANAGED INCOME TRUST (THE "TRUST") DATED MAY 1, 1996; A COPY OF WHICH MAY BE OBTAINED WITHOUT CHARGE FROM WRIGHT INVESTORS' SERVICE DISTRIBUTORS, INC., 1000 LAFAYETTE BOULEVARD, BRIDGEPORT, CONNECTICUT 06604 (TELEPHONE: (800) 888-9471).

GENERAL INFORMATION AND HISTORY



     The Trust is a no-load, open-end, management investment company organized as a Massachusetts business trust. The Trust was established pursuant to a Declaration of Trust dated February 17, 1983, as amended and restated, and further amended March 28, 1991 to change the name of the Trust from "The Wright Managed Bond Trust" to "The Wright Managed Income Trust." On September 22, 1995, Wright Government Obligations Fund and Wright Near Term Bond Fund changed their names to Wright U.S. Treasury Fund and Wright U.S. Treasury Near Term Fund, respectively. The Trust has the five series described herein (the "Funds") plus one series offered under a separate prospectus and statement of additional information. Each Fund is a diversified fund.


     As permitted by Massachusetts law, there will normally be no meetings of shareholders for the purpose of electing Trustees of the Trust unless and until such time as less than a majority of the Trustees holding office have been elected by its shareholders. In such an event, the Trustees then in office will call a shareholders' meeting for the election of Trustees. Subject to the foregoing circumstances, the Trustees will continue to hold office and may appoint successor or new Trustees except that, pursuant to provisions of the Investment Company Act of 1940 (the "1940 Act"), which are set forth in the By-laws of the Trust, the shareholders can remove one or more of its Trustees.

     The Trust's Declaration of Trust may be amended with the affirmative vote of a majority of the outstanding shares of the Trust or, if the interests of a particular Fund are affected, a majority of such Fund's outstanding shares. The Trustees are authorized to make amendments to the Declaration of Trust that do not have a material adverse affect on the interests of shareholders. The Trust may be terminated (i) upon the sale of the Trust's assets to another diversified open-end management investment company, if approved by the holders of two-thirds of the outstanding shares of the Trust, except that if the Trustees recommend such sale of assets, the approval by the vote of a majority of the Trust's outstanding shares will be sufficient, or (ii) upon liquidation and distribution of the assets of the Trust, if approved by a majority of its Trustees or by the vote of a majority of the Trust's outstanding shares. If not so terminated, the Trust may continue indefinitely.

     The Trust's Declaration of Trust further provides that the Trust's Trustees will not be liable for errors of judgment or mistakes of fact or law; however, nothing in the Declaration of Trust protects a Trustee against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office.


     The Trust is an organization of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a trust may, under certain circumstances, be held personally liable as partners for the obligations of the trust. The Trust's Declaration of Trust contains an express disclaimer of shareholder liability in connection with the Trust property or the acts, obligations or affairs of the Trust. The Declaration of Trust also provides for indemnification out of the Trust property of any shareholder held personally liable for the claims and liabilities to which a shareholder may become subject by reason of being or having been a shareholder. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Trust itself would be unable to meet its obligations. The risk of any shareholder incurring any liability for the obligations of the Trust is extremely remote.


     Each Fund has retained Wright Investors' Service, Inc. of Bridgeport, Connecticut ("Wright" or

("Investment Adviser") as investment adviser to carry out the management, investment and reinvestment of its assets. The Trust has retained Eaton Vance Management ("Eaton Vance"), 24 Federal Street, Boston, Massachusetts 02110, as administrator of the Trust's business affairs.




INVESTMENT OBJECTIVES AND POLICIES


     The investment objective of each Fund is to provide a high level of return consistent with the quality standards and average maturity for such Fund. The securities in which each Fund may invest are described below. Except as otherwise indicated, the investment objective and policies of the Funds may be changed by the Trustees of the The Wright Managed Income Trust (the "Trust") without a vote of the Funds' shareholders.


     WRIGHT U.S.TREASURY FUND (WUSTB).WUSTB invests in U.S. reasury bills, notes and bonds. For a further description of the WUSTB Fund's investments, see the Appendix beginning at page 50.

     WRIGHT U.S. TREASURY NEAR TERM FUND (WNTB). WNTB invests in U.S. Treasury obligations with an average weighted maturity of less than five years. This Fund is designed to appeal to the investor seeking a high level of income that is normally somewhat less variable and normally somewhat higher than that available from short-term U.S. Treasury money market securities and who is also seeking to limit fluctuation of capital (i.e., compared with longer-term U.S. Treasury securities). Portfolio securities will consist entirely of U.S. Treasury obligations, such as U.S. Treasury bills, notes and bonds.

     WRIGHT TOTAL RETURN BOND FUND (WTRB). WTRB invests in a diversified portfolio of high-quality bonds and other debt securities of high quality with an average weighted maturity that, in the judgment of the Fund's investment adviser, produces the best total return, i.e., the highest total of ordinary income plus capital appreciation. Accordingly, investment selections may differ depending on the particular phase of the interest rate cycle. Assets of this Fund may be invested in U.S. Government and agency obligations, certificates of deposit of federally insured banks and corporate obligations rated at the date of investment A or better (high grade) by Standard & Poor's Ratings Group ("Standard & Poor's") or by Moody's Investors Service, Inc. ("Moody's") or, if not rated by such rating organizations, of comparable quality as determined by the Investment Adviser pursuant to guidelines established by the Trust's Trustees. In any case, they must also meet Wright Quality Rating Standards.


     WRIGHT INSURED TAX FREE BOND FUND (WTFB). WTFB invests in a high-grade portfolio consisting primarily of Municipal Securities (as defined in the Appendix) that provide current interest income exempt from regular federal income tax. In addition, under normal market conditions, at least 65% of the Fund's investments will consist of municipal securities that are covered by insurance guaranteeing the timely payment of principal and interest. However, assets of this Fund may be temporarily invested in securities the interest income from which may be subject to regular federal income tax (1) if, in the Investment Adviser's opinion, investment considerations make it advisable to do so; (2) to meet temporary liquidity requirements; and (3) during the period between the commitment to purchase municipal bonds and the settlement date of such purchases.

     Except as provided above, the Fund's annual income is expected to consist of interest exempt from regular federal income tax. Rather than simply hold a fixed portfolio of bonds, the Investment Adviser will attempt to take advantage of opportunities in the market place to achieve a higher total return (i.e., the combination of income and capital performance over the long term) when such action is not inconsistent with the objective of providing a high level of tax-free income. Distributions by the Fund that are exempt from regular federal income tax may not be exempt from the federal alternative minimum tax or from state or local taxes and distributions, if any, made from realized capital gains are subject to federal, state and local taxes where applicable.

     In addition, the market prices of municipal bonds, like those of taxable debt securities, vary inversely with interest rate changes during the period prior to maturity. As a result, the net asset value per share of the Fund can be expected to fluctuate and shareholders may receive more or less than the purchase price for shares which they redeem. The Fund will have an average weighted maturity that, in the judgment of the Fund's investment adviser, produces the best compromise between return and stability of principal.

     All municipal securities purchased for WTFB will be covered by insurance guaranteeing the timely payment of principal and interest, such insurance to be "new issue" insurance, "secondary market" insurance, or "portfolio" insurance, all as defined in the current Prospectus of the Trust.

     If the Investment Adviser believes that "defensive" or other investment considerations make it advisable to do so, up to 20% of the Fund's net assets may be held in cash or invested in short-term taxable investments such as (1) U.S. Treasury bills, notes, and bonds; (2) obligations of agencies and instrumentali-ties of the U.S. Government; and (3) money market instruments, such as high-quality domestic bank certificates of deposit, finance company and corporate commercial paper and bankers' acceptances.


     WRIGHT CURRENT INCOME FUND (WCIF). WCIF invests primarily in debt obligations issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, mortgage-related securities of governmental or corporate issuers and corporate debt securities. The U.S. Government securities in which the Fund may invest include direct obligations of the U.S. Government, such as U.S. Treasury bills, notes, and bonds; obligations of U.S. Government agencies and instrumentalities secured by the full faith and credit of the U.S. Treasury, such as securities of the Government National Mortgage Association (GNMA) or the Export-Import Bank; obligations secured by the right to borrow from the U.S. Treasury, such as securities issued by the Federal Financing Bank or the Student Loan Marketing Association; and obligations backed by the credit of the government agency itself, such as securities of the Federal Home Loan Bank, the Federal National Mortgage Association (FNMA) and the Federal Home Loan Mortgage Corporation (FHLMC).


     The Fund may invest in mortgage-related securities issued by certain of the agencies or federally chartered corporations listed above. These include mortgage-backed securities of GNMA, FNMA and FHLMC, debentures and short-term notes issued by FNMA and collateralized mortgage obligations issued by FHLMC. In addition, the Fund may invest in collateralized mortgage obligations issued by such private entities as financial institutions, mortgage bankers and subsidiaries of home building companies, provided that they meet Wright Quality Rating Standards. WCIF expects to concentrate its investments in Ginnie Mae pass-through securities guaranteed by the Government National Mortgage Association (GNMA or Ginnie Mae). These securities are backed by a pool of mortgages which pass through to investors the principal and interest payments of homeowners. Ginnie Mae guarantees that investors will receive timely princpal payments even if homeowners do not make their mortgage payments on time.


     The corporate debt securities in which the Fund may invest include commercial paper and other short-term instruments rated A-1 by Standard & Poor's or P-1 by Moody's. The Fund may invest in unrated debt securities if these are determined by the Investment Adviser pursuant to guidelines established by the Trust's Trustees to be of a quality comparable to that of the rated securities in which the Fund may invest. All of the corporate debt securities purchased by the Fund must meet Wright Quality Rating Standards.

     The Fund may enter into repurchase agreements with respect to any securities in which it may invest.


     GENERAL POLICIES OF THE FUNDS. The Trust does not ordinarily expect to establish investment reserves in cash equivalent securities (i.e., non-equity securities which are readily converted into cash) in its taxable intermediate and longer term Funds, but may do so from time to time should there be an influx of investors' cash at a time when securities of an appropriate character or quality are in short supply. Each of the taxable Funds, other than WUSTB and WNTB, may invest in certificates of deposit, bankers' acceptances and other obligations of domestic banks, including thrift institutions. In all cases, high-quality standards will apply to such Funds' bank investments, meaning that such investments will be rated within the two highest ratings by any major rating service or, if the instrument is not rated, will be of comparable quality as determined by the Trust's Trustees. The Funds may invest in bank obligations and instruments of banks which have other relationships with the Funds, Eaton Vance, Wright or Investors Bank & Trust Company.


     Investments by WTFB will be confined to securities of those issuers which meet the quality standards of Wright and to obligations that consist of:

     (1) Municipal Securities which are rated at the time of purchase within the two highest grades by Moody's (Aaa or Aa) or by Standard and Poor's (AAA or AA), or, in the case of municipal notes, rated at least MIG 1 by Moody's or SP-1 by Standard & Poor's;

     (2) Unrated Municipal Securities which, in the opinion of the Investment Adviser, have credit characteristics equivalent to or better than obligations rated Aa or MIG 1 by Moody's, or AA or SP-1 by Standard and Poor's;

     (3) Tax-exempt commercial (municipal) paper which is rated in the highest grade by such rating services (P-1 or A-1, respectively) or which, in the opinion of the Investment Adviser, has credit characteristics equivalent to or better than such rated paper;

     (4) Obligations, the interest on which is exempt from federal income tax which at the time of purchase are backed by the full faith and credit of the U.S. Government as to payment of principal and interest;

     (5) Obligations, the interest on which is exempt from federal income tax which at the time of purchase are insured as to principal and interest by an agency, insurance company, or financial organization acceptable to the Funds' investment adviser (e.g., the Municipal Bond Investors Assurance Corporation [MBIA]);

     (6) Temporary investments in taxable securities as noted above in the sections relating to WTFB, and


     (7) Cash.



     For a further description of the instruments and ratings discussed above in connection with the various Funds see the Appendix.

INVESTMENT RESTRICTIONS

     The following investment restrictions have been adopted by each Fund and may be changed with respect to a Fund only by the vote of a majority of the Fund's outstanding voting securities, which as used in this Statement of Additional Information means the lesser of (a) 67% of the shares of the Fund if the holders of more than 50% of the shares are present or represented at the meeting or (b) more than 50% of the shares of the Fund. Accordingly, each Fund may not:

     (1) Borrow money in excess of 1/3 of the current market value of the net assets of a Fund (excluding the amount borrowed) and then only if such borrowing is incurred as a temporary measure for extraordinary or emergency purposes or to facilitate the orderly sale of portfolio securities to accommodate redemption requests; or issue any securities of a Fund other than its shares of beneficial interest except as appropriate to evidence indebtedness which the Fund is permitted to incur. To the extent that a Fund purchases additional portfolio securities while such borrowings are outstanding, such Fund may be considered to be leveraging its assets, which entails the risk that the costs of borrowing may exceed the return from the securities purchased. (The Trust anticipates paying interest on borrowed money at rates comparable to a Fund's yield and the Trust has no intention of attempting to increase any Fund's net income by means of borrowing);

     (2) Pledge, mortgage or hypothecate the assets of any Fund to an extent greater than 1/3 of the total assets of the Fund taken at market;

     (3) Invest more than 5% of a Fund's total assets taken at current market value in the securities of any one issuer (other than securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities) or allow a Fund to purchase more than 10% of the voting securities of any one issuer;

     (4) Purchase or retain securities of any issuer if 5% of the issuer's securities are owned by those officers and Trustees of the Trust or its manager, investment adviser or administrator who own individually more than 1/2 of 1% of the issuer's securities;

     (5) Purchase securities on margin, make short sales except sales against the box, write or purchase or sell any put options (except with respect to securities held by any Fund investing primarily in U.S. Government securities or in securities the interest on which is exempt from federal income tax), or purchase warrants;

     (6) Buy or sell real estate unless acquired as a result of ownership of securities;

     (7) Purchase any securities which would cause more than 25% of the market value of a Fund's total assets at the time of such purchase to be invested in the securities of issuers having their principal business activities in the same industry, provided that there is no limitation in respect to investments in securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities and utility companies, gas, electric, water and telephone companies are considered as separate industries; except that, with respect to any Fund which has a policy of being primarily invested in obligations whose interest income is exempt from federal income tax, the restriction shall be that the Trust will not purchase for that Fund either (i) pollution control and industrial development bonds issued by non-governmental users or
         (ii) securities whose interest income is not exempt from federal income tax, if in either case the purchase would cause more than 25% of the market value of the assets of the Fund at the time of such purchase to be invested in the securities of one or more issuers having their principal business activities in the same industry;

     (8) Underwrite securities issued by other persons except insofar as the Trust may technically be deemed an underwriter under the Securities Act of 1933 in selling a portfolio security;

     (9) Make loans, except to the extent that the purchase of debt instruments in accordance with the Trust's investment objective and policies may be deemed to be loans; or

    (10) Purchase from or sell to any of its Trustees and officers, its manager, administrator, or investment adviser, its principal underwriter, if any, or the officers and directors of said manager, administrator, investment adviser or principal underwriter, portfolio securities of any Fund.

     The issuer of a pollution control or industrial development bond for purposes of investment restriction (7) is the entity or entities whose assets and revenues will provide the source for payment of principal and interest on the bond. A governmental or other entity that guarantees such a bond may also be considered the issuer of a separate security for purposes of this restriction.

     In addition, while not fundamental policies, so long as the shares of any Fund are registered for sale in Texas, and while the following are generally required conditions of registration in that State, the Trust undertakes that each Fund will limit its investment in warrants, valued at the lower of cost or market, to 5% of the value of the Fund's net assets (included within that amount, but not to exceed 2% of the value of the Fund's net assets, may be warrants which are not listed on the New York or American Stock Exchange. Warrants acquired by the Fund in units or attached to securities may be deemed to be without value); no Fund will purchase oil, gas or other mineral leases or purchase partnership interests in oil, gas or other mineral exploration or development programs; no Fund will purchase or sell real property (including limited partnership interests, but excluding readily marketable interests in real estate investment trusts or readily marketable securities of companies which invest in real estate).

     If a percentage restriction contained in any Fund's investment policies is adhered to at the time of investment, a later increase or decrease in the percentage resulting from a change in the value of portfolio securities or the Fund's net assets will not be considered a violation of such restriction.


OFFICERS AND TRUSTEES


     The officers and Trustees of the Trust are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Those Trustees who are "interested persons" (as defined in the 1940 Act) of the Trust, Wright, The Winthrop Corporation ("Winthrop"), Eaton Vance, Eaton Vance's wholly owned subsidiary, Boston Management and Research ("BMR"), Eaton Vance's parent company, Eaton Vance Corp. (`EVC'), or Eaton Vance's and BMR's Trustee, Eaton Vance, Inc. ("EV"), by virtue of their affiliation with either the Trust, Wright, Eaton Vance, BMR, EVC or EV, are indicated by an asterisk (*).

PETER M. DONOVAN (53), PRESIDENT AND TRUSTEE*
President and Director of Wright and Winthrop; Vice President, Treasurer and a Director of Wright Investors' Service Distributors, Inc.
Address: 1000 Lafayette Boulevard, Bridgeport, CT 06604

H. DAY BRIGHAM, JR. (69), VICE PRESIDENT, SECRETARY AND TRUSTEE*
Vice President of Eaton Vance, BMR, EVC and EV and Director, EV and EVC; Director, Trustee and officer of various investment companies managed by Eaton Vance or BMR.
Address: 24 Federal Street, Boston, MA 02110

WINTHROP S. EMMET (85), TRUSTEE
Retired New York City Attorney at Law; Trust Officer, First National City Bank, New York, NY (1963-1971).
Address: Box 327, West Center Road, West Stockbridge, MA 01266

LELAND MILES (72), TRUSTEE
President Emeritus, University of Bridgeport (1987- present); President, University of Bridgeport (1974-1987); Director, United Illuminating Company.
Address: Tide Mill Landing, 2425 Post Road, Suite 102, Southport, CT 06490


A.M. MOODY III (59), VICE PRESIDENT & TRUSTEE*
Senior Vice President, Wright and Winthrop; President, Wright Investors' Service Distributors, Inc.
Address: 1000 Lafayette Boulevard, Bridgeport, CT 06604


LLOYD F. PIERCE (77), TRUSTEE
Retired Vice Chairman (prior to 1984 - President), People's Bank, Bridgeport, CT; Member, Board of Trustees, People's Bank, Bridgeport, CT; Board of Directors, Southern Connecticut Gas Company; Chairman, Board of Directors, COSINE.
Address: 125 Gull Circle North, Daytona Beach, FL 32119


GEORGE R. PREFER (61), TRUSTEE
Retired President and Chief Executive Officer, Muller Data Corp., New York, NY (President 1983- 1986 and 1989-1990); President and Chief Executive Officer, InvestData Corporation, A Mellon Financial Services Company (1986-1989).
Address: 7738 Silver Bell Drive, Sarasota, FL 34241

RAYMOND VAN HOUTTE (71), TRUSTEE
President  Emeritus and Counselor of The Tompkins County Trust Co., Ithaca,
NY (since January 1989); President and Chief Executive Officer, The Tompkins County Trust Company (1973-1988); President, New York State Bankers Association (1987-1988); Director, McGraw Housing Company, Inc., Deanco, Inc., Evaported Metal Products and Ithaco, Inc.
Address: One Strawberry Lane, Ithaca, NY 14850

JUDITH R. CORCHARD (57), VICE PRESIDENT
Executive Vice President, Investment Management: Senior Investment Officer; Vice Chairman of the Investment Committee and Director, Wright and Winthrop.
Address: 1000 Lafayette Boulevard, Bridgeport, CT 06604

JAMES L. O'CONNOR (51), TREASURER
Vice President of Eaton Vance, BMR and EV. Officer of various investment companies managed by Eaton Vance or BMR.
Address: 24 Federal Street, Boston, MA 02110

JANET E. SANDERS (60), ASSISTANT SECRETARY AND
ASSISTANT TREASURER
Vice President of Eaton Vance, BMR and EV. Officer of various investment companies managed by Eaton Vance or BMR.
Address: 24 Federal Street, Boston, MA 02110

WILLIAM J. AUSTIN, JR. (44), ASSISTANT TREASURER
Assistant Vice President of Eaton Vance, BMR and EV. Officer of various investment companies managed by Eaton Vance or BMR. Mr.Austin was elected Assistant Treasurer of the Trust on December 18, 1991.
Address: 24 Federal Street, Boston, MA 02110

A. JOHN MURPHY (33), ASSISTANT SECRETARY
Assistant Vice President of Eaton Vance, BMR and EV since March 1, 1994; employee of Eaton Vance since March 1993. State Regulations Supervisor, The Boston Company (1991-1993) and Registration Specialist, Fidelity Management & Research Co. (1986-1991). Officer of various investment companies managed by Eaton Vance or BMR. Mr.Murphy was elected Assistant Secretary of the Trust on June 21, 1995.
Address: 24 Federal Street, Boston, MA 02110

ERIC G. WOODBURY (38), ASSISTANT SECRETARY
Vice President of Eaton Vance, BMR and EV since February 1993; formerly, associate attorney at Dechert, Price & Rhoads and Gaston & Snow. Officer of various investment companies managed by Eaton Vance or BMR. Mr. Woodbury was elected Assistant Secretary of the Trust on June 21, 1995.
Address: 24 Federal Street, Boston, MA 02110

     All of the Trustees and officers hold identical positions with The Wright Managed Equity Trust, The Wright Managed Blue Chip Series Trust (except Mr. Miles) and The Wright EquiFund Equity Trust. The fees and expenses of those Trustees of the Trust (Messrs. Emmet, Miles, Pierce, Prefer and Van Houtte) who are not affiliated persons of the Trust are paid by the Funds and other series of the Trust. They also received additional payments from other investment companies for which Wright provides investment advisory services. The Trustees who are interested persons of the Trust receive no compensation from the Trust. The Trust does not have a retirement plan for its Trustees. For Trustee compensation for the fiscal year ended December 31, 1995, see the table below.


     Messrs. Emmet, Miles, Pierce, Prefer and Van Houtte are members of the Special Nominating Committee of the Trustees of the Trust. The Special Nominating Committee's function is selecting and nominating individuals to fill vacancies, as and when they occur, in the ranks of those Trustees who are not "interested persons" of the Trust, Eaton Vance or Wright. The Trust does not have a designated audit committee since the full board performs the functions of such committee.



            COMPENSATION TABLE - FISCAL YEAR ENDED DECEMBER 31, 1995
     The Wright Managed Income Trust -- Registered Investment Companies (6)

                                  Aggregate Compensation from        Pension Benefits      Estimated      Total Compensation
Trustees                        The Wright Managed Income Trust           Accrued       Annual Benefits         Paid(1)
-------------------------------------------------------------------------------------------------------------------------------
Winthrop S. Emmet                           $1,250                         None              None               $5,000
Leland Miles                                $1,250                         None              None               $4,750
Lloyd F. Pierce                             $1,250                         None              None               $5,000
George R. Prefer                            $1,250                         None              None               $5,000
Raymond Van Houtte                          $1,250                         None              None               $5,000
-------------------------------------------------------------------------------------------------------------------------------

(1) Total compensation paid is from The Wright Managed Income Trust (6 funds) and the other  boards in the Wright Fund complex (27
Funds) for a total of 33 Funds.


CONTROL PERSONS AND
PRINCIPAL HOLDERS OF SHARES


     As of January 31, 1996, the Trustees and officers of the Trust, as a group, owned in the aggregate less than 1% of the outstanding shares of each Fund. The Funds' shares are held primarily by trust departments of depository institutions and trust companies either for their own account or for the accounts of their clients. From time to time, several of these trust departments are the record owners of 5% or more of the outstanding shares of a particular Fund. To date, the Funds' experience has been that such shareholders do not continuously hold in excess of 5% or more of a Fund's outstanding shares for extended periods of time. Should a shareholder continuously hold 5% or more of a Fund's outstanding shares for an extended period of time (a period in excess of a year), this would be disclosed by an amendment to this Statement of Additional Information showing such shareholder's name, address and percentage of ownership. Upon request, the Trust will provide shareholders with a list of all shareholders holding 5% or more of a Fund's outstanding shares as of a current date.

     On January 31, 1996, the number of trust departments which were the record owners of more than 5% of the outstanding shares of the Funds was as follows:
WUSTB, 5; WNTB, 4; WTRB, 4; WTFB, 6; and WCIF, 4.

INVESTMENT ADVISORY AND
ADMINISTRATIVE SERVICES


     The Funds have engaged Winthrop to act as their investment adviser pursuant to an Investment Advisory Contract dated December 21, 1987 (the "Investment Advisory Contract"). Pursuant to a service agreement effective February 1, 1996 between Winthrop and Wright, Wright, acting under the general supervision of the Trust's Trustees, furnishes each Fund with investment advice and management services, as described below. Winthrop supervises Wright's performance of this function and retains its contractual obligations under the Investment Advisory Contract with each Fund. The address of both Winthrop and Wright is 1000 Lafayette Boulevard, Bridgeport, Connecticut. Winthrop was founded in 1960. Wright, its successor and wholly-owned subsidiary, currently provides investment services to clients throughout the United States and abroad. John Winthrop Wright may be considered a controlling person of Winthrop and Wright by virtue of his position as Chairman of the Board of Directors of Winthrop and Wright, and by reason of his ownership of more than a majority of the outstanding shares of Winthrop.

     Pursuant to the Investment Advisory Contract, Wright will carry out the investment and reinvestment of the assets of the Funds, will furnish continuously an investment program with respect to the Funds, will determine which securities should be purchased, sold or exchanged, and will implement such determinations. Wright will furnish to the Funds investment advice and management services, office space, equipment and clerical personnel, and investment advisory, statistical and research facilities. In addition, Wright has arranged for certain members of the Eaton Vance and Wright organizations to serve without salary as officers or Trustees of the Trust. In return for these services, each Fund is obligated to pay a monthly advisory fee calculated at the rates set forth in the Fund's current Prospectus. Effective February 1, 1996, Winthrop will cause the Funds to pay to Wright the entire amount of the advisory fee payable by each Fund under the Investment Advisory Contract with Winthrop. The following table sets forth the net assets of each Fund as at December 31, 1995 and the advisory fee earned during the fiscal years ended December 31, 1995, 1994 and 1993.

                                 Fees Earned for the
               Aggregate      Fiscal Year Ended December 31
              Net Assets      -----------------------------
              at 12/31/95      1995       1994      1993
----------------------------------------------------------------------------


WUSTB(1)      $15,156,244    $ 65,539   $ 84,992  $ 122,610
WNTB          143,599,834     739,265  1,266,025  1,549,112
WTRB          122,761,602     525,335    824,625  1,054,524
WTFB(2)         9,934,695      42,577     57,725     66,443
WCIF           66,345,173     313,626    403,012    437,383
----------------------------------------------------------------------------

(1) To enhance the net income of the Fund during the fiscal year ended December 31, 1995, Winthrop made a reduction of its advisory fee in the amount of $17,515.

(2) To enhance the net income of the Fund, Winthrop made a reduction of its advisory fees during each of the fiscal years ended December 31, 1995, 1994 and 1993 by $42,577, $29,956 and $8,267, respectively. For the fiscal year ended December 31, 1995, Winthrop was allocated $927 of expenses related to the operation of the Fund.




     The Trust has engaged Eaton Vance to act as the administrator for each Fund pursuant to an Administration Agreement dated November 1, 1990. Eaton Vance, or its affiliates act as investment adviser to investment companies and various individual and institutional clients with assets under management of approximately $16 billion. Eaton Vance is a wholly-owned subsidiary of EVC, a publicly held holding company.

     Under the Administration Agreement, Eaton Vance is responsible for managing the business affairs of each Fund, subject to the supervision of the Trust's Trustees. Eaton Vance's services include recordkeeping, preparation and filing of documents required to comply with federal and state securities laws, supervising the activities of the Trust's custodian and transfer agent, providing assistance in connection with the Trustees' and shareholders' meetings and other administrative services necessary to conduct each Fund's business. Eaton Vance will not provide any investment management or advisory services to the Funds. For its services under the Administration Agreement, Eaton Vance receives monthly administration fees at the annual rates set forth in the Fund's current Prospectus. The following table sets forth the administration fees earned for the fiscal years ended December 31, 1995, 1994 and 1993.


                          Administration Fees Paid
                    for the Fiscal Year Ended December 31
                    ---------------------------------------
                    1995            1994           1993
---------------------------------------------------------------------------


WUSTB              $ 16,384       $ 21,245        $ 30,653
WNTB                129,501        172,293         192,794
WTRB                110,899        136,920         156,793
WTFB                 10,644         14,431          16,607
WCIF                 78,407         97,754         107,639
----------------------------------------------------------------------------


     Eaton Vance and EV are both wholly owned subsidiaries of EVC. BMR is a wholly owned subsidiary of Eaton Vance. Eaton Vance and BMR are both Massachusetts business trusts, and EV is the trustee of Eaton Vance and BMR. The Directors of EV are Landon T. Clay, H. Day Brigham, Jr., M. Dozier Gardner, James B. Hawkes and Benjamin A. Rowland, Jr. The Directors of EVC consist of the same persons and John G. L. Cabot and Ralph Z. Sorenson. Mr. Clay is chairman, and Mr. Gardner is president and chief executive officer of EVC, Eaton Vance, BMR and EV. All of the issued and outstanding shares of Eaton Vance and of EV are owned by EVC. All of the issued and outstanding shares of BMR are owned by Eaton Vance. All shares of the outstanding Voting Common Stock of EVC are deposited in a Voting Trust which expires December 31, 1996, the Voting Trustees of which are Messrs. Brigham, Clay, Gardner, Hawkes, and Rowland. The Voting Trustees have unrestricted voting rights for the election of Directors of EVC. All of the outstanding voting trust receipts issued under said Voting Trust are owned by certain of the officers of Eaton Vance and BMR who are also officers and Directors of EVC and EV. As of January 31, 1996, Messrs. Clay, Gardner and Hawkes each owned 24% of such voting trust receipts. Messrs. Rowland and Brigham each owned 15% and 13%, respectively, of such voting trust receipts. Mr. Brigham is an officer and Trustee of the Trust, and a member of the Eaton Vance, EVC, BMR and EV organizations. Messrs. Austin, Murphy, O'Connor and Woodbury and Ms. Sanders are officers of the Trust and are also members of the Eaton Vance, BMR and EV organizations. Eaton Vance will receive the fees paid under the Administration Agreements.

     EVC owns all of the stock of Energex Energy Corporation which is engaged in oil and gas operations. In addition, Eaton Vance owns all the stock of Northeast Properties, Inc., which is engaged in real estate investment and consulting and management. EVC owns all of the stock of Fulcrum Management, Inc. and MinVen, Inc., which are engaged in the development of precious metal properties. EVC, EV, Eaton Vance and BMR may also enter into other businesses.


     The Trust will be responsible for all of its expenses not expressly stated to be payable by Wright under its Investment Advisory Contract or by Eaton Vance under its Administration Agreement, including, without limitation, the fees and expenses of its custodian and transfer agent, including those incurred for determining each Fund's net asset value and keeping each Fund's books; the cost of share certificates; membership dues in investment company organizations; brokerage commissions and fees; fees and expenses of registering its shares; expenses of reports to shareholders, proxy statements, and other expenses of shareholders' meetings; insurance premiums; printing and mailing expenses; interest, taxes and corporate fees; legal and accounting expenses;

 expenses of
Trustees not affiliated with Eaton Vance or Wright; distribution expenses incurred pursuant to the Trust's distribution plan; and investment advisory and administration fees. The Trust will also bear expenses incurred in connection with litigation in which the Trust is a party and the legal obligation the Trust may have to indemnify its officers and Trustees with respect thereto.


     The Trust's Investment Advisory Contract and Administration Agreement will remain in effect until February 28, 1997. The Trust's Investment Advisory Contract may be continued with respect to a Fund from year to year thereafter so long as such continuance after February 28, 1997 is approved at least annually
(i) by the vote of a majority of the Trustees who are not "interested persons" of the Trust, Eaton Vance or Wright cast in person at a meeting specifically called for the purpose of voting on such approval and (ii) by the Board of Trustees of the Trust or by vote of a majority of the outstanding shares of that Fund. The Trust's Administration Agreement may be continued from year to year after February 28, 1997 so long as such continuance is approved annually by the vote of a majority of the Trustees. Each agreement may be terminated as to a Fund at any time without penalty on sixty (60) days written notice by the Board of Trustees or Directors of either party, or by vote of the majority of the outstanding shares of that Fund, and each agreement will terminate automatically in the event of its assignment. Each agreement provides that, in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations or duties to the Trust under such agreement on the part of Eaton Vance or Wright, Eaton Vance or Wright will not be liable to the Trust for any loss incurred. The Trust's Investment Advisory Contract and Administration Agreement were most recently approved by its Trustees, including the "non-interested Trustees," at a meeting held on January 24, 1996 and by the shareholders of each of its Funds at a meeting held on December 9, 1987.



CUSTODIAN


Investors Bank & Trust Company ("IBT"), 89 South Street, Boston, Massachusetts, acts as custodian for the Funds. IBT has the custody of all cash and securities of the Funds, maintains the Funds' general ledgers and computes the daily net asset value per share. In such capacity it attends to details in connection with the sale, exchange, substitution, transfer or other dealings with the Funds' investments, receives and disburses all funds and performs various other ministerial duties upon receipt of proper instructions from the Funds. IBT charges custody fees which are competitive within the industry. A portion of the custody fee for each fund served by IBT is based upon a schedule of percentages applied to the aggregate assets of those funds managed by Eaton Vance for which IBT serves as custodian, the fees so determined being then allocated among such funds relative to their size. These fees are then reduced by a credit for cash balances of the particular fund at IBT equal to 75% of the 91-day, U.S. Treasury Bill auction rate applied to the particular fund's average daily collected balances for the week. In addition, each fund pays a fee based on the number of portfolio transactions and a fee for bookkeeping and valuation services.





INDEPENDENT CERTIFIED
PUBLIC ACCOUNTANTS

Deloitte & Touche LLP, 125 Summer Street, Boston, Massachusetts are the Trust's independent certified public accountants, providing audit services, tax return preparation, and assistance and consultation with respect to the preparation of filings with the Securities and Exchange Commission.

BROKERAGE ALLOCATION


Wright places the portfolio security transactions for each Fund, which in some cases may be effected in block transactions which include other accounts managed by Wright. Wright provides similar services directly for bank trust departments. Wright seeks to execute portfolio security transactions on the most favorable terms and in the most effective manner possible. In seeking best execution, Wright will use its best judgment in evaluating the terms of a transaction, and will give consideration to various relevant factors, including without limitation the size and type of the transaction, the nature and character of the markets for the security, the confidentiality, speed and certainty of effective execution required for the transaction, the reputation, experience and financial condition of the broker-dealer and the value and quality of service rendered by the broker-dealer in other transactions, and the reasonableness of the brokerage commission or markup, if any.


     It is expected that on frequent occasions there will be many broker-dealer firms which will meet the foregoing criteria for a particular transaction. In selecting among such firms, the Funds may give consideration to those firms which supply brokerage and research services, quotations and statistical and other information to Wright for their use in servicing their accounts. The Funds may include firms which purchase investment services from Wright. The term "brokerage and research services" includes advice as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts; and effecting securities transactions and performing functions incidental thereto (such as clearance and settlement). Such services and information may be useful and of value to Wright in servicing all or less than all of their accounts and the services and information furnished by a particular firm may not necessarily be used in connection with the account which paid brokerage commissions to such firm. The advisory fee paid by the Funds to Wright is not reduced as a consequence of Wright's receipt of such services and information. While such services and information are not expected to reduce Wright's normal research activities and expenses, Wright would, through use of such services and information, avoid the additional expenses which would be incurred if it should attempt to develop comparable services and information through its own staffs.

     Subject to the requirement that Wright shall use its best efforts to seek to execute each Fund's portfolio security transactions at advantageous prices and at reasonably competitive commission rates, Wright, as indicated above, is authorized to consider as a factor in the selection of any broker-dealer firm with whom a Fund's portfolio orders may be placed the fact that such firm has sold or is selling shares of the Funds or of other investment companies sponsored by Wright. This policy is consistent with a rule of the National Association of Securities Dealers, Inc., which rule provides that no firm which is a member of the Association shall favor or disfavor the distribution of shares of any particular investment company or group of investment companies on the basis of brokerage commissions received or expected by such firm from any source.

     Under the Investment Advisory Contract, Wright has the authority to pay commissions on portfolio transactions for brokerage and research services exceeding that which other brokers or dealers might charge provided certain conditions are met. This authority will not be exercised, however, until the Trust's Prospectus or this Statement of Additional Information has been supplemented or amended to disclose the conditions under which Wright proposes to do so.

     The Investment Advisory Contract expressly recognizes the practices which are provided for in Section 28(e) of the Securities Exchange Act of 1934 by authorizing the selection of a broker or dealer which charges a Fund a commission which is in excess of the amount of commission another broker or dealer would have charged for effecting that transaction if it is determined in good faith that such commission was reasonable in relation to the value of the brokerage and research services which have been provided.


     During the year ended December 31, 1995, each Fund's purchases and sales of portfolio investments were with the issuers or with major dealers acting as principal. The cost of securities purchased from underwriters includes a disclosed, fixed underwriting commission or concession, and the prices for which securities are purchased from and sold to dealers usually include an undisclosed dealer mark-up or mark-down. The Funds paid no brokerage commissions during the years ended December 31, 1993, 1994 and 1995.



FUND SHARES AND OTHER SECURITIES

     The shares of beneficial interest of the Trust, without par value, may be issued in two or more series, or Funds. The Trust currently has six Funds. Shares of each Fund may be issued in an unlimited number by the Trustees of the Trust. Each share of a Fund represents an equal proportionate beneficial interest in that Fund and, when issued and outstanding, the shares are fully paid and non-assessable by the Trust.

     Shareholders are entitled to one vote for each full share held. Fractional shares may be voted in proportion to the amount of a Fund's net asset value which they represent. Voting rights are not cumulative, which means that the holders of more than 50% of the shares voting for the election of Trustees can elect 100% of the Trustees and, in such event, the holders of the remaining less than 50% of the shares voting on the matter will not be able to elect any Trustees. Shares have no preemptive or conversion rights and are freely transferable. Upon liquidation of the Trust or a Fund, shareholders are entitled to share pro rata in the net assets of the Trust or Fund available for distribution to shareholders, and in any general assets of the Trust not previously allocated to a particular Fund by the Trustees.


PURCHASE, EXCHANGE,
REDEMPTION AND PRICING OF SHARES


     For information regarding the purchase of shares, see "How to Buy Shares" in the Funds' current Prospectus.

     For information about exchanges between Funds, see "How to Exchange Shares" in the Funds' current Prospectus.

     For a description of how the Funds value their shares, see "How the Funds Value their Shares" in the Funds' current Prospectus. The Funds value securities with a remaining maturity of 60 days or less by the amortized cost method. The amortized cost method involves initially valuing a security at its cost (or its fair market value on the sixty-first day prior to maturity) and thereafter assuming a constant amortization to maturity of any discount or premium, without regard to unrealized appreciation or depreciation in the market value of the security.

     For information about the redemption of shares, see "How to Redeem or Sell Shares" in the Funds' current Prospectus.

PRINCIPAL UNDERWRITER

     The Trust has adopted a Distribution Plan as defined in Rule 12b-1 under the 1940 Act (the "Plan") on behalf of its Funds. The Trust's Plan specifically allows that expenses covered by the Plan may include direct and indirect expenses incurred by any separate distributor or distributors under agreement with the Trust in activities primarily intended to result in the sale of its shares. The expenses of such activities shall not exceed two-tenths of one percent (2/10 of 1%) per annum of each Fund's average daily net assets. Payments under the Plan are reflected as an expense in each Fund's financial statements. Such expenses do not include interest or other financing charges.


     The Trust has entered into a distribution contract on behalf of its Funds with its principal underwriter, Wright Investors' Service Distributors, Inc. ("WISDI"),a wholly-owned subsidiary of Winthrop, providing for WISDI to act as a separate distributor of each Fund's shares.


     It is intended that each Fund will pay 2/10 of 1% of its average daily net assets to WISDI for distribution activities on behalf of the Fund in connection with the sale of its shares. WISDI shall provide on a quarterly basis documentation concerning the expenses of such activities. Documented expenses of a Fund shall include compensation paid to and out-of-pocket disbursements of officers, employees or sales representatives of WISDI, including telephone costs, the printing of prospectuses and reports for other than existing shareholders, preparation and distribution of sales literature, and advertising of any type intended to enhance the sale of shares of the Fund. Subject to the 2/10 of 1% per annum limitation imposed by the Trust's Plan, a Fund may pay separately for expenses of activities primarily intended to result in the sale of the Fund's shares. It is contemplated that the payments for distribution described above will be made directly to WISDI. If the distribution payments to WISDI exceed its expenses, WISDI may realize a profit from these arrangements. Peter M. Donovan, President and a Trustee of the Trust and President and a Director of Wright and Winthrop, is Vice President, Treasurer and a Director of WISDI. A.M. Moody, III, Vice President and a Trustee of the Trust and Senior Vice President of Wright and Winthrop, is President and a Director of WISDI.

     It is the opinion of the Trustees and officers of the Trust that the following are not expenses primarily intended to result in the sale of shares issued by any Fund; fees and expenses of registering shares of the Fund under federal or state laws regulating the sale of securities; fees and expenses of registering the Trust as a broker-dealer or of registering an agent of the Trust under federal or state laws regulating the sale of securities; fees of registering, at the request of the Trust, agents or representatives of a principal underwriter or distributor of any Fund under federal or state laws regulating the sale of securities, provided that no sales commission or "load" is charged on sales of shares of the Fund; and fees and expenses of preparing and setting in type the Trust's registration statement under the Securities Act of 1933. Should such expenses be deemed by a court or agency having jurisdiction to be expenses primarily intended to result in the sale of shares issued by a Fund, they shall be considered to be expenses contemplated by and included in the applicable Plan but not subject to the 2/10 of 1% per annum limitation described above.


     Under the Trust's Plan, the President or Vice President of the Trust shall provide to the Trustees for their review, and the Trustees shall review at least quarterly, a written report of the amounts expended under the Plan and the purposes for which such expenditures were made. For the fiscal year ended December 31, 1995, it is estimated that WISDI spent approximately the following amounts on behalf of The Wright Managed Investment Funds, including the Funds in the Trust:


                  Wright Investors Service Distributors, Inc.
                     Financial Summaries for the Year 1995

                                               Printing & Mailing Travel and     Commissions and  Administration
FUNDS                               Promotional   Prospectuses   Entertainment    Service Fees       and Other      TOTAL
---------------------------------------------------------------------------------------------------------------------------

Wright U.S. Treasury Fund               $ --           $ --           $ --              --             $ --          $ --
Wright U.S. Treasury Near Term Fund   192,171         59,339         47,261             --            50,736       347,507
Wright Total Return Bond Fund         140,735         41,991         34,611             --            37,156       254,493
Wright Insured Tax Free Bond Fund         --             --             --              --               --            --
Wright Current Income Fund             85,921         25,637         21,131             --            22,684       155,373
---------------------------------------------------------------------------------------------------------------------------

     The following table shows the distribution expenses allowable to WISDInd paid by each Fund for the year ended December 31, 1995.

                                              Distribution
                                                Expenses
              Distribution    Distribution   Paid As a % of
                Expenses        Expenses     Fund's Average
                Allowable     Paid by Fund   Net Asset Value
-----------------------------------------------------------------------------

WUSTB         $  32,770      $       0(1)      0.00%
WNTB          $ 347,507      $ 347,507         0.20%
WTRB          $ 254,493      $ 254,493         0.20%
WTFB          $  21,289              0(2)      0.00%
WCIF          $ 155,373       $155,373         0.20%
------------------------------------------------------------------------------

(1) WISDI reduced its fee in the full amount of $32,770.
(2) WISDI reduced its fee in the full amount of $21,289.

     Under its terms, the Trust's Plan remains in effect from year to year, provided such continuance is approved annually by a vote of its Trustees, including a majority of the Trustees who are not interested persons of the Trust and who have no direct or indirect financial interest in the operation of the Trust's Plan. The Plan may not be amended to increase materially the amount to be spent for the services described therein as to any Fund without approval of a majority of the outstanding voting securities of that Fund and all material amendments of the Plan must also be approved by the Trustees of the Trust in the manner described above. The Trust's Plan may be terminated at any time as to any Fund without payment of any penalty by vote of a majority of the Trustees of the Trust who are not interested persons of the Trust and who have no direct or indirect financial interest in the operation of the Plan or by a vote of a majority of the outstanding voting securities of that Fund. So long as the Trust's Plan is in effect, the selection and nomination of Trustees who are not interested persons of the Trust shall be committed to the discretion of the Trustees who are not such interested persons. The Trustees of the Trust have determined that in their judgment there is a reasonable likelihood that the Plan will benefit the Trust and its shareholders.


     The continuation of the Trust's Plan was most recently approved by the Trustees of the Trust on January 24, 1996 and by the shareholders of each Fund on December 9, 1987.



CALCULATION OF PERFORMANCE
AND YIELD QUOTATIONS

The average annual total return of each Fund is determined for a particular period by calculating the actual dollar amount of investment return on a $1,000 investment in the Fund made at the maximum public offering price (i.e. net asset value) at the beginning of the period, and then calculating the annual compounded rate of return which would produce that amount. Total return for a period of one year is equal to the actual return of the Fund during that period. This calculation assumes that all dividends and distributions are reinvested at net asset value on the reinvestment dates during the period.

     Each Fund's yield is computed by dividing its net investment income per share earned during a recent 30-day period by the maximum offering price (i.e. net asset value) per share on the last day of the period and annualizing the resulting figure. Net investment income per share is equal to the Fund's dividends and interest earned during the period, with the resulting number being divided by the average daily number of shares outstanding and entitled to receive dividends during the period.


     For the 30-day period ended December 31, 1995, the yield of each Fund was as follows:


                                            30-Day Period
                                               Ended
                                         December 31, 1995*
-----------------------------------------------------------

Wright U.S. Treasury Fund...............        6.06%
Wright U.S. Treasury Near Term Fund.....        4.73%
Wright Total Return Bond Fund...........        5.30%
Wright Insured Tax Free Bond Fund.......        3.59%
Wright Current Income Fund..............        6.46%
-----------------------------------------------------------

* according to the following formula:


                         Yield = 2 [ ( a-b + 1)6 - 1 ]
                                       ---
                                       cd

Where:

     a    =   dividends and interest earned during the period.

     b    =   expenses accrued for the period (after reductions).

     c    =   the average daily number of accumulation units outstanding during the period.

     d    =   the maximum offering price per accumulation unit on the last day of the period.


     NOTE: "a" has been estimated for debt securities other than mortgage certificates by dividing the year-end market value times the yield to maturity by 360. "a" for mortgage securities, such as GNMA's, is the actual income earned. Neither discount nor premium have been amortized.

     "b" has been estimated by dividing the actual 1992 expense amounts by 360 or the number of days the Fund was in existence.

     A Fund's yield or total return may be compared to the Consumer Price Index and various domestic securities indices. A Fund's yield or total return and comparisons with these indices may be used in advertisements and in information furnished to present or prospective shareholders.

     From time to time, evaluations of a Fund's performance made by independent sources may be used in advertisements and in information furnished to present or prospective shareholders. According to the rankings prepared by Lipper Analytical Services, Inc., an independent service which monitors the performance of mutual funds. The Lipper performance analysis includes the reinvestment of dividends and capital gain distributions, but does not take sales charges into consideration and is prepared without regard to tax consequences.


     The table on the next page shows the average annual total return of each Fund for the one, three, five and ten-year periods ended December 31, 1995 and the period from inception to December 31, 1995.



                                                          Period Ended 12/31/95                 Inception
                                                  One       Three      Five        Ten             To            Inception
                                                 Year       Years      Years      Years         12/31/95           Date
-----------------------------------------------------------------------------------------------------------------------------

Wright U.S. Treasury Fund (1)                   28.2%       10.7%      11.3%      10.2%           11.5%           7/25/83
Wright U.S. Treasury Near Term Fund (2)         11.9%        5.4%       7.1%       7.6%            8.6%           7/25/83
Wright Total Return Bond Fund (3)               22.0%        8.2%       9.4%       8.9%           10.5%           7/25/83
Wright Insured Tax Free Bond Fund (4)           11.6%        5.6%       7.0%       6.8%            7.2%           4/10/85
Wright Current Income Fund (5)                  17.5%        6.6%       8.3%       --              8.9%           4/15/87
-----------------------------------------------------------------------------------------------------------------------------


(1) If a portion of WUSTB's expenses had not been subsidized for the years ended December 31, 1995, 1993, 1992, 1987,1985 and 1984, the Fund would have had lower returns.

(2) If a portion of WNTB's expenses had not been subsidized during the year ended December 31, 1987, the Fund would have had lower returns.

(3) If a portion of WTRB's expenses had not been subsidized during the five years ended December 31,1989, the Fund would have had lower returns.

(4) If a portion of WTFB's expenses had not been subsidized during the ten years ended December 31, 1995, the Fund would have had lower returns.

(5) If a portion of WCIF's expenses had not been subsidized during the five years ended December 31,1991, the Fund would have had lower returns.

                                 FINANCIAL STATEMENTS



                      Registrant  incorporates  by  reference  the  audited
              financial information for the Fund contained in the Fund's shareholder report for the fiscal year ended December 31, 1995 as previously filed electronically with the Securities and Exchange Commission (Accession Number 0000715165-96-000004).

APPENDIX
--------



DESCRIPTION OF INVESTMENTS


     U.S. GOVERNMENT, AGENCY AND INSTRUMENTALITY OBLIGATIONS -- U.S. Government obligations are issued by the Treasury and include bills, certificates of indebtedness, notes, and bonds. Agencies and instrumentalities of the U.S. Government are established under the authority of an act of Congress and include, but are not limited to, the Government National Mortgage Association, the Tennessee Valley Authority, the Bank for Cooperatives, the Farmers Home Administration, Federal Home Loan Banks, Federal Intermediate Credit Banks, Federal Land Banks, and the Federal National Mortgage Association.

     REPURCHASE AGREEMENTS -- involve purchase of debt securities of the U.S. Treasury or a Federal agency, Federal instrumentality or Federally created corporation. At the same time a Fund purchases the security, it resells it to the vendor (a member bank of the Federal Reserve System or recognized securities dealer), and is obligated to redeliver the security to the vendor on an agreed-upon date in the future. The resale price is in excess of the purchase price and reflects an agreed-upon market rate unrelated to the coupon rate on the purchased security. Such transactions afford an opportunity for a Fund to earn a return on cash which is only temporarily available. A Fund's risk is the ability of the vendor to pay an agreed-upon sum upon the delivery date, and the Trust believes the risk is limited to the difference between the market value of the security and the repurchase price provided for in the repurchase agreement. However, bankruptcy or insolvency proceedings affecting the vendor of the security which is subject to the repurchase agreement, prior to the repurchase, may result in a delay in a Fund being able to resell the security.

     In all cases when entering into repurchase agreements with other than FDIC-insured depository institutions, the Funds will take physical possession of the underlying collateral security, or will receive written confirmation of the purchase of the collateral security and a custodial or safekeeping receipt from a third party under a written bailment for hire contract, or will be the recorded owner of the collateral security through the Federal Reserve Book-Entry System.

     CERTIFICATES OF DEPOSIT -- are certificates issued against funds deposited in a bank, are for a definite period of time, earn a specified rate of return, and are normally negotiable.

     BANKERS' ACCEPTANCES -- are short-term credit instruments used to finance the import, export, transfer or storage of goods. They are termed "accepted" when a bank guarantees their payment at maturity.

     COMMERCIAL PAPER -- refers to promissory notes issued by corporations in order to finance their short-term credit needs.

     FINANCE COMPANY PAPER -- refers to promissory notes issued by finance companies in order to finance their short- erm credit needs.

     CORPORATE OBLIGATIONS -- include bonds and notes issued by corporations in order to finance longer-term credit needs.

     MUNICIPAL SECURITIES -- Municipal securities are issued by or on behalf of states, territories and possessions of the United States and their political subdivisions, agencies and instrumentalities, and the District of Columbia, to obtain funds for various public purposes. The interest on these obligations is exempt from regular Federal income tax in the hands of most investors. The two principal classifications of municipal securities are "notes" and "bonds". Municipal notes are generally used to provide for short-term capital needs and
generally have maturities of one year or less. Municipal notes include:

                             Tax Anticipation Notes
                           Revenue Anticipation Notes
                            Bond Anticipation Notes
                            Construction Loan Notes


     TAX ANTICIPATION NOTES (TANS) are sold to finance working capital needs of municipalities. They are generally repayable from specific tax revenues expected to be received at a future date. TANs are usually general obligations of the issuer. A weakness in an issuer's capacity to raise taxes due to, among other things, a decline in its tax base or a rise in delinquencies, could adversely affect the issuer's ability to meet its obligations on outstanding TANs.


     REVENUE ANTICIPATION NOTES (RANS) are issued in expectation of receipt of future revenues from a designated source, such as Federal revenues available under the Federal Revenue Sharing Program that will be used to repay the notes. Like TANs, they also constitute general obligations of the issuer. A decline in the receipt of projected revenues could adversely affect an issuer's ability to meet its obligations on outstanding RANs. In addition, the possibility that the revenues would, when received, be used to meet other obligations could affect the ability of the issuer to pay the principal and interest on RANs.

     BOND ANTICIPATION NOTES (BANS) are usually general obligations of state and local government issuers which are sold to provide interim financing for projects that will eventually be funded through the sale of long-term debt obligations or bonds. The ability of an issuer to meet its obligations on its BANs is dependent on the issuer's access to the long-term municipal bond market and the likelihood that the proceeds of such bond sales will be used to pay the principal and interest of the BANs.

     CONSTRUCTION LOAN NOTES (CLNS) are sold to provide construction financing. After the projects are successfully completed and accepted, many projects receive permanent financing through the Federal Housing Administration under FNMA or GNMA.

     TAX-EXEMPT COMMERCIAL PAPER (MUNICIPAL PAPER) represents very short-term unsecured (except possibly by a bank line of credit), negotiable, promissory notes, issued by states, municipalities, and their agencies. Maturities of municipal paper generally will be shorter than the maturities of BANs, RANs, or TANs.

     While the above represents the major portion of the short-term tax-exempt note market, there are a number of other types of notes issued for different purposes and secured differently than those described above. WTFB may invest in such other types of notes to the extent permitted under the investment objective and policies and investment restrictions for WTFB.

     Longer term capital needs are usually met by issuing municipal bonds. The two principal classifications of these are "general obligation" and "revenue" bonds.

     Issuers of general obligation bonds include states, counties, cities, towns and regional districts. The proceeds of these obligations are used to fund a wide range of public projects including the construction or improvement of schools, highways and roads, water and sewer systems and a variety of other public purposes. The basic security of general obligation bonds is the issuer's pledge of its faith, credit, and taxing power for the payment of principal and interest. The taxes that can be levied for the payment of debt service may be limited or unlimited as to rate or amount or special assessments.

     The principal security for a revenue bond is generally the net revenues derived from a particular facility or group of facilities or, in some cases, from the proceeds of a special excise or other specific revenue source. Revenue bonds have been issued to fund a wide variety of capital projects including: electric, gas, water, sewer and solid waste disposal systems; highways, bridges and tunnels; port, airport and parking facilities; transportation systems;
housing facilities; colleges and universities and hospitals. Although the principal security behind these bonds varies widely, many provide additional security in the form of a debt service reserve fund whose monies may be used to make principal and interest payments on the issuer's obligations. Housing finance authorities have a wide range of security including partially or fully insured, rent subsidized and/or collateralized mortgages, and/or the net revenues from housing or other public projects. In addition to a debt service reserve fund, some authorities provide further security in the form of a state's ability (without legal obligation) to make up deficiencies in the debt service reserve fund. Lease rental revenue bonds issued by a state or local authority for capital projects are normally secured by annual lease rental payments from the state or locality to the authority sufficient to cover debt service on the authority's obligations.

     Industrial development and pollution control bonds, although nominally issued by municipal authorities, are in most cases revenue bonds and are generally not secured by the taxing power of the municipality but are usually secured by the revenues of the authority derived from payments by the industrial user or users. For this reason, the Trust would not consider such an issue as suitable for investment for WTFB unless the industrial user or users meet the credit and quality standards of Wright, the investment adviser (See Wright Investors' Service Quality Ratings below).

     There is, in addition, a variety of hybrid and special types of municipal obligations from those described above. Some municipal bonds are additionally secured by insurance, bank credit agreements, or escrow accounts.

     The Trust expects that it will not invest more than 25% of the total assets of WTFB in municipal obligations whose issuers are located in the same state or more than 25% of the total assets in municipal bonds the security of which is derived from any one of the following categories: hospitals and health facilities; turnpikes and toll roads; ports and airports; or colleges and universities. The Trust may, however, invest more than 25% of the total assets of WTFB in municipal bonds of one or more issuers of bonds and notes of the following types: public housing authorities; state and local housing finance authorities; municipal utilities systems, provided that they are secured or backed by the U.S. Treasury or other U.S. Government agencies and by any agency, insurance company, bank or other financial organization acceptable to the Trust's Trustees. There could be economic, business or political developments, which might affect all municipal bonds of a similar type. However, the Trust believes that the most important consideration affecting risk is the quality of municipal bonds and/or the credit worthiness any guarantor thereof.

     Obligations of issuers of municipal securities, including municipal securities issued by them, are subject to the provisions of bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy Reform Act of 1978, and laws, if any, which may be enacted by Congress or state legislatures or by referenda extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations or upon municipalities to levy taxes. There is also the possibility that, as a result of litigation or other conditions, the power or ability of any one or more issuers to pay, when due, principal of and interest on its or their municipal securities may be materially affected.

     "WHEN ISSUED" SECURITIES -- U.S. Government obligations and Municipal Securities are frequently offered on a "when-issued" basis. When so offered, the price, which is generally expressed in terms of yield to maturity, is fixed at the time the commitment to purchase is made, but delivery and payment for the when-issued securities may take place at a later date. Normally, the settlement date occurs 15 to 90 days after the date of the transaction. The payment obligation and the interest rate that will be received on the securities are fixed at the time a Fund enters into the purchase commitment. During the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund. To the extent that assets of a Fund are held in cash pending the settlement of a purchase of securities, the Fund would earn no income; however, it is the intention that the Funds will be fully invested to the extent practicable and subject to the policies stated above. While when-issued securities may be sold prior to the settlement date, it is intended that such securities will be purchased for a Fund with the purpose of actually acquiring them unless a sale appears to be desirable for investment reasons. At the time a commitment to purchase securities on a when-issued basis is made for a Fund, the transaction will be recorded and the value of the security reflected in determining the Fund's net asset value. The Trust will establish a segregated account in which a Fund that purchases securities on a when-issued basis will maintain cash and high-grade liquid debt securities equal in value to commitments for when-issued securities. If the value of the securities placed in the separate account declines, additional cash or securities will be placed in the account on a daily basis so that the value of the account will at least equal the amount of a Fund's when-issued commitments. Such segregated securities either will mature or, if necessary, be sold on or before the settlement date. Securities purchased on a when-issued basis and the securities held by a Fund are subject to changes in value based upon the public's perception of the credit worthiness of the issuer and changes in the level of interest rates (which will generally result in both changing in value in the same way, i.e., both experiencing appreciation when interest rates decline and depreciation when interest rates rise). Therefore, to the extent that a Fund remains substantially fully invested at the same time that it has purchased securities on a when-issued basis, there will be greater fluctuations in the market value of the Fund's net assets than if cash were solely set aside to pay for when-issued securities.



WRIGHT QUALITY RATINGS

Wright Quality Ratings provide the means by which the fundamental criteria for the measurement of quality of an issuer's securities can be objectively evaluated.

     Each rating is based on 32 individual measures of quality grouped into four components: (1) Investment Acceptance, (2) Financial Strength, (3) Profitability and Stability, and (4) Growth. The total rating is three letters and a numeral. The three letters measure (1) Investment Acceptance, (2) Financial Strength, and
(3) Profitability and Stability. Each letter reflects a composite measurement of eight individual standards which are summarized as A: Outstanding, B: Excellent,
C: Good, D: Fair, L: Limited, and N: Not Rated. The numeral rating reflects Growth and is a composite of eight individual standards ranging from 0 to 20.

     These ratings are determined by specific quantitative formulae. A distinguishing characteristic of these ratings is that The Wright Investment Committee must review and accept each rating. The Committee may reduce a computed rating of any company, but may not increase it.

DEBT SECURITIES

Wright ratings for commercial paper, corporate bonds and bank certificates of deposit consist of the two central positions of the four position alphanumeric corporate equity rating. The two central positions represent those factors which are most applicable to fixed income and reserve investments. The first, Financial Strength, represents the amount, the adequacy and the liquidity of the corporation's resources in relation to current and potential requirements. Its principal components are aggregate equity and total capital, the ratios of (a) invested equity capital, and (b) long-term debt, total of corporate capital, the adequacy of net working capital, fixed charges coverage ratio and other appropriate criteria. The second letter represents Profitability and Stability and measures the record of a corporation's management in terms of: (a) the rate and consistency of the net return on shareholders' equity capital investment at corporate book value, and (b) the profits and losses of the corporation during generally adverse economic periods, and its ability to withstand adverse financial developments.

     The first letter rating of the Wright four-part alpha-numeric corporate rating is not included in the ratings of fixed-income securities since it primarily reflects the adequacy of the floating supply of the company's common shares for the investment of substantial funds. The numeric growth rating is not included because this element is identified only with equity investments.



A-1 AND P-1 COMMERCIAL PAPER RATINGS
BY STANDARD & POOR'S AND MOODY'S

A Standard & Poor's Commercial Paper Rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days.

     `A': Issues assigned this highest rating are regarded as having the greatest capacity for timely payment. Issues in this category are delineated with the numbers 1, 2, and 3 to indicate the relative degree of safety. The `A-1' designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics will be denoted with a plus (+) sign designation.

     The commercial paper rating is not a recommendation to purchase or sell a security. The ratings are based on current information furnished to Standard & Poor's by the issuer or obtained from other sources it considers reliable. The ratings may be changed, suspended or withdrawn as a result of changes in or unavailability of such information.

     Issuers (or related supporting institutions) rated P-1 by Moody's have a superior capacity for repayment of short-term promissory obligations. P-1 repayment capacity will normally be evidenced by the following characteristics:

     --  Leading market positions in well-established industries.

     --  High rates of return on funds employed.

     -- Conservative capitalization structures with moderate reliance on debt and ample asset protection.

     -- Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

     -- Well-established access to a range of financial markets and assured sources of alternate liquidity.

BOND RATINGS

In addition to Wright quality ratings, bonds or bond insurers may be expected to have credit risk ratings assigned by the two major rating companies, Moody's and Standard & Poor's. Moody's uses a nine-symbol system with Aaa being the highest rating and C the lowest. Standard & Poor's uses a 10-symbol system that ranges from AAA to D. Bonds within the top four categories of Moody's (Aaa, Aa, A, and Baa) and of Standard & Poor's (AAA, AA, A, and BBB) are considered to be of investment-grade quality. Only the top three grades are acceptable for the taxable Income Funds and only the top two grades are acceptable for the tax-free Income Funds. Note that both Standard & Poor's and Moody's currently give their highest rating to issuers insured by the American Municipal Bond Assurance Corporation (AMBAC) or by the Municipal Bond Investors Assurance Corporation
(MBIA).

     Bonds rated A by Standard & Poor's have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of change in circumstances and economic conditions than debt in higher-rated categories. The rating of AA is accorded to issues where the capacity to pay principal and interest is very strong and they differ from AAA issues only in small degree. The AAA rating indicates an extremely strong capacity to pay principal and interest.

     Bonds rated A by Moody's are judged by Moody's to possess many favorable investment attributes and are considered as upper medium grade obligations. Bonds rated Aa by Moody's are judged by Moody's to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than Aaa bonds because margins of protection may not be as large or fluctuations of protective elements may be of greater degree or there may be other elements present which make the long-term risks appear somewhat larger. Bonds rated Aaa by Moody's are judged to be of the best quality. Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issuers.



NOTE RATINGS

In addition to Wright quality ratings, municipal notes and other short-term loans may be assigned ratings by Moody's or Standard & Poor's.

     Moody's ratings for municipal notes and other short-term loans are designated Moody's Investment Grade (MIG). This distinction is in recognition of the differences between short-term and long-term credit risk. Loans bearing the designation MIG 1 are of the best quality, enjoying strong protection by establishing cash flows of funds for their servicing or by established and broad-based access to the market for refinancing, or both. Loans bearing the designation MIG 2 are of high quality, with margins of protection ample although not so large as in the preceding group.

     Standard & Poor's top ratings for municipal notes issued after July 29, 1984 are SP-1 and SP-2. The designation SP-1 indicates a very strong capacity to pay principal and interest. A "+" is added for those issues determined to possess overwhelming safety characteristics. An "SP-2" designation indicates a satisfactory capacity to pay principal and interest.

                                     PART C


                               OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

     (A) FINANCIAL STATEMENTS --

         Included in Part A:

           Financial Highlights for Wright U.S. Treasury Money Market Fund for each of the four years ended December 31, 1995 and for the period from the start of business, June 28, 1991 to December 31, 1991.

           Financial Highlights for Wright U.S. Treasury Fund, Wright U.S. Treasury Near Term Fund, Wright Total Return Bond Fund and
           Wright Insured Tax-Free Bond Fund for each of the ten years ended December 31, 1995.

           Financial Highlights for Wright Current Income Fund for each of the eight years ended December 31, 1995 and for the period from the commencement of operations, April 15, 1987 to December 31, 1987.

         Included in Part B:

         INCORPORATED BY REFERENCE TO THE ANNUAL REPORTS FOR THE FUNDS, EACH DATED DECEMBER 31, 1995, FILED ELECTRONICALLY PURSUANT TO SECTION 30(B)(2) OF THE INVESTMENT COMPANY ACT OF 1940
         (ACCESSION NOS.0000715165-96-000003 AND 0000715165-96-000004).

           For Wright U.S.Treasury Money Market Fund, Wright U.S.Treasury Fund, Wright U.S. Treasury Near Term Fund, Wright Total Return Bond Fund, Wright Insured Tax-Free Bond Fund and Wright Current Income Fund:

         Portfolio of Investments, December  31, 1995
         Statement of Assets and Liabilities, December 31, 1995
         Statement of Operations for the year ended December 31, 1995 Statement of Changes in Net Assets for each of the two years in the period ended December 31, 1995
         Notes to Financial Statements
         Independent Auditors'Report

     (B) EXHIBITS:

         (1) (a) Declaration of Trust dated February 17, 1983 as amended and restated December 19, 1984 filed herewith as Exhibit (1)(a).
              (b) Amendment and Restatement of Establishment and Designation of
                  Series of Shares of Beneficial Interest Without Par Value, dated September 22, 1995 filed herewith as Exhibit (1)(b).

         (2)  By-Laws as amended August 2, 1984 filed herewith as Exhibit (2).

         (3)  Not Applicable

         (4)  Not Applicable

         (5)  (a) (1) Investment Advisory Contract dated  December 21, 1987 with The Winthrop Corporation, d/b/a Wright Investors' Service filed herewith as Exhibit (5)(a)(1).
              (a) (2) Investment Advisory Contract on behalf of Wright U.S. Treasury Money Market Fund dated April 1, 1991 with The Winthrop Corporation, d/b/a Wright Investors' Service filed herewith as Exhibit (5)(a)(2).

              (b) (1) Administration Agreement with Eaton Vance Management dated December 21, 1987, re-executed as of November 1, 1990 filed herewith as Exhibit (5)(b)(1).
              (b) (2) Administration Agreement for Wright U.S. Treasury Money Market Fund with Eaton Vance Management dated April 1, 1991 filed herewith as Exhibit (5)(b)(2).

         (6) Distribution Contract with MFBT Corporation dated December 19, 1984 filed herewith as Exhibit (6).

         (7)  Not Applicable

         (8) (a) Custodian Agreement with Investors Bank & Trust Company dated December 19, 1990 filed herewith as Exhibit (8)(a). (b) Amendment dated September 20, 1995 to Master Custodian Agreement filed herewith as Exhibit (8)(b) .

         (9) (a) Transfer Agency Agreement dated June 7, 1989 filed herewith as Exhibit (9).
              (b) Service Agreement dated February 1, 1996 between Wright
                  Investors' Service, Inc. and The Winthrop Corporation filed herewith as Exhibit (9)(b).

        (10) Opinion of Counsel dated February 26, 1996 filed herewith as Exhibit (10).

        (11)  Auditors' Consent filed herewith as Exhibit (11).

        (12)  Not Applicable

        (13)  Not Applicable

        (14)  Not Applicable

        (15) (a) Amended Distribution Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 dated December 19, 1984 filed herewith as Exhibit (15)(a).
              (b) Agreement Relating to Implementation of the Distribution Plan
                  dated December 19, 1984 filed herewith as Exhibit (15)(b).

        (16) Schedule for Computation of Performance Quotations filed herewith as Exhibit (16).

        (17)  Power of Attorney dated April 1, 1993 filed herewith as
              Exhibit (17).



ITEM 25.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

Not Applicable


ITEM 26.  NUMBER OF HOLDERS OF SECURITIES

Title of Class                 Number of Record Holders as of January 31, 1996
-------------------------------------------------------------------------------
Shares of Benefici             Wright U.S. Treasury Fund...............  115
                               Wright U.S. Treasury Near Term Fund.....  506
                               Wright Total Return Bond Fund...........  686
                               Wright Insured Tax Free Bond Fund.......   44
                               Wright Current Income Fund..............  227
                               Wright U.S. Treasury Money Market Fund..  545
-------------------------------------------------------------------------------


ITEM 27.  INDEMNIFICATION

The Registrant's By-Laws filed as Exhibit (2) herewith contain provisions limiting the liability, and providing for indemnification, of the Trustees and officers under certain circumstances.

Registrant's Trustees and officers are insured under a standard investment company errors and omissions insurance policy covering loss incurred by reason of negligent errors and omissions committed in their capacities as such.


ITEM 28.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

Reference is made to the information set forth under the captions "Officers and Trustees" and "Investment Advisory and Administrative Services" in the Statement of Additional Information, which information is incorporated herein by reference.

ITEM 29.  PRINCIPAL UNDERWRITER

(a) Wright Investors' Service Distributors, Inc. (a wholly-owned subsidiary of The Winthrop Corporation)acts as principal underwriter for each of the investment companies named below.

                        The Wright Managed Equity Trust
                        The Wright Managed Income Trust
                   The Wright Managed Blue Chip Series Trust
                        The Wright EquiFund Equity Trust


(b)              (1)                                         (2)                                         (3)
         Name and Principal                        Positions and Officers                       Positions and Offices
          Business Address                       with Principal Underwriter                        with Registrant
----------------------------------------------------------------------------------------------------------------------------
        A. M. Moody  III*                                 President                          Vice President and Trustee
        Peter M. Donovan*                       Vice President and Treasurer                    President and Trustee
        Vincent M. Simko*                       Vice President and Secretary                            None
-----------------------------------------------------------------------------------------------------------------------------
                                 * Address is 1000 Lafayette Boulevard, Bridgeport, Connecticut 06604

(c)  Not Applicable.



ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

All applicable accounts, books and documents required to be maintained by the Registrant by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are in the possession and custody of the registrant's custodian, Investors Bank & Trust Company, 89 South Street, Boston, MA 02111, and its transfer agent, First Data Investor Services Group, One Exchange Place, Boston, MA 02104, with the exception of certain corporate documents and portfolio trading documents which are either in the possession and custody of the Registrant's administrator, Eaton Vance Management, 24 Federal Street, Boston, MA 02110 or of the investment adviser, Wright Investors' Service, Inc., 1000 Lafayette Boulevard, Bridgeport, CT 06604. Registrant is informed that all applicable accounts, books and documents required to be maintained by registered
investment  advisers  are in  the  custody  and  possession  of   Registrant's
administrator, Eaton Vance Management, or of the investment adviser, Wright Investors' Service, Inc.




ITEM 31.  MANAGEMENT SERVICES

Not Applicable




ITEM 32.  UNDERTAKINGS

The Registrant undertakes to furnish to each person to whom a prospectus is delivered a copy of the latest annual report to shareholders, upon request and without charge.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston, and the Commonwealth of Massachusetts on the 26th day of February, 1996.

                                           THE WRIGHT MANAGED INCOME TRUST

                                  By:      Peter M. Donovan*
                                          ----------------------------------
                                           Peter M. Donovan, President


Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

SIGNATURE                                                          TITLE                                      DATE
-------------------------------------------------------------------------------------------------------------------------

Peter M. Donovan*                                         President, Principal                          February 26, 1996
------------------
Peter M. Donovan                                       Executive Officer & Trustee


James L. O'Connor*                                         Treasurer, Principal                         February 26, 1996
------------------
James L. O'Connor                                     Financial and Accounting Officer


/s/  H. Day Brigham, Jr.                                          Trustee                               February 26, 1996
-----------------------
H. Day Brigham, Jr.


Winthrop S. Emmet*                                                Trustee                               February 26, 1996
-------------------
Winthrop S. Emmet


Leland Miles*                                                      Trustee                              February 26, 1996
---------------
Leland Miles


A. M. Moody III*                                                   Trustee                              February 26, 1996
----------------
A. M. Moody III


Lloyd F. Pierce*                                                   Trustee                              February 26, 1996
----------------
Lloyd F. Pierce


George R. Prefer*                                                  Trustee                              February 26, 1996
-----------------
George R. Prefer


Raymond Van Houtte*                                               Trustee                               February 26, 1996
--------------------
Raymond Van Houtte


*By:  /s/  H. Day Brigham, Jr.
-----------------------------
H. Day Brigham, Jr.
Attorney-in-Fact

                                 EXHIBIT INDEX

     The following Exhibits are filed as part of this Amendment to the Registration Statement pursuant to General Instructions E of Form N-1A.

                                                                Page in
                                                               Sequential
                                                                Numbering
Exhibit No.       Description                                     System
-------------------------------------------------------------------------------
   (1)(a)         Declaration of Trust dated February 17, 1983
                  as amended and restated December 19, 1984.

   (1)(b)         Amendment and Restatement of Establishment and
                  Designation of Series of Shares of Beneficial
                  Interest Without Par Value dated September 22, 1995.

     (2)          By-Laws as amended August 2, 1984.

  (5)(a)(1)       Investment Advisory Contract dated December 21,
                  1987 with The Winthrop Corporation, d/b/a Wright Investors' Service.

  (5)(a)(2) Investment Advisory Contract on behalf of Wright U.S. Treasury Money Market Fund dated April 1, 1991 with
                  The Winthrop Corporation, d/b/a Wright Investors' Service.

  (5)(b)(1) Administration Agreement with Eaton Vance Management dated December 21, 1987, re-executed as of November 1, 1990.

  (5)(b)(2) Administration Agreement for Wright U.S. Treasury Money Market Fund with Eaton Vance Management dated April 1, 1991.

     (6) Distribution Contract with MFBT Corporation dated December 19, 1984.

   (8)(a) Custodian Agreement with Investors' Bank & Trust Company dated December 19, 1990.

   (8)(b)         Amendment dated September 20, 1995 to Master
                  Custodian Agreement.

   (9)(a)         Transfer Agency Agreement dated June 7, 1989.

   (9)(b) Service Agreement dated February 1, 1996 between Wright Investors' Service, Inc.
                  and The Winthrop Corporation.

    (10)          Opinion of Counsel dated February 26,1996.

    (11)          Auditors' Consent.

   (15)(a) Amended Distribution Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 dated
                  December 19, 1984.

   (15)(b)        Agreement Relating to Implementation of the
                  Distribution Plan dated December 19, 1984.

    (16)          Schedule for Computation of Performance Quotations

    (17)          Power of Attorney dated April 1, 1993